UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of July 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.7%
	Brazil — 5.2%
13,700	AES Tiete Energia S.A.	61,727
73,990	B3 S.A. - Brasil Bolsa Balcao	486,647
29,526	Banco Bradesco S.A.	283,770
50,139	Banco do Brasil S.A.	461,619
14,835	Banco Santander Brasil S.A.	121,359
25,384	BB Seguridade Participacoes S.A.	223,123
31,319	BR Malls Participacoes S.A.	133,277
7,666	BTG Pactual Group	38,473
56,100	CCR S.A.	307,274
27,547	Centrais Eletricas Brasileiras S.A. (a)	119,522
30,022	Cia de Saneamento Basico do Estado de Sao Paulo	323,196
28,954	Cia Siderurgica Nacional S.A. (a)	71,031
41,860	Cielo S.A.	352,642
12,215	Cosan S.A. Industria e Comercio	141,017
36,035	CPFL Energia S.A.	310,157
26,052	EDP - Energias do Brasil S.A. (a)	120,137
36,611	Embraer S.A.	186,087
12,245	Engie Brasil Energia S.A.	137,201
14,957	Equatorial Energia S.A.	271,767
20,513	Estacio Participacoes S.A.	134,194
10,814	Fibria Celulose S.A.	114,751
64,073	JBS S.A.	157,391
33,241	Klabin S.A.	169,384
121,241	Kroton Educacional S.A.	587,863
12,412	Localiza Rent a Car S.A.	206,100
56,683	Lojas Renner S.A.	533,502
6,783	M Dias Branco S.A. (a)	110,043
138,118	Petroleo Brasileiro S.A. (a)	609,901
3,586	Porto Seguro S.A.	36,005
13,462	Sao Martinho S.A.	75,980
4,594	Smiles S.A.	95,302
8,264	Sul America S.A.	46,934
71,490	TIM Participacoes S.A.	242,553
16,639	Transmissora Alianca de Energia Eletrica S.A.	122,724
69,802	Vale S.A.	704,433
30,366	WEG S.A.	184,435

		8,281,521

	Chile — 1.5%
238,062	AES Gener S.A.	88,459
237,597	Aguas Andinas S.A., Class A	149,914
970,763	Banco de Chile	140,433
1,711	Banco de Credito e Inversiones	103,259
2,331,992	Banco Santander Chile	165,338
11,751	Cia Cervecerias Unidas S.A.	156,626
618,467	Colbun S.A.	144,673
19,887	Empresas COPEC S.A.	242,577
2,472,018	Enel Americas S.A.	499,205
1,710,378	Enel Chile S.A.	186,491
278,948	Enel Generacion Chile S.A.	217,221
27,876	Latam Airlines Group S.A.	327,499

		2,421,695

	China — 21.7%
36,000	Agile Property Holdings Ltd.	42,799
662,000	Agricultural Bank of China Ltd., Class H	308,785

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
124,000	Air China Ltd., Class H	111,832
138,000	Aluminum Corp of China Ltd., Class H (a)	86,460
38,000	Angang Steel Co., Ltd., Class H	30,797
45,500	Anhui Conch Cement Co., Ltd., Class H	168,091
81,000	ANTA Sports Products Ltd.	277,693
168,000	AviChina Industry & Technology Co., Ltd., Class H	102,936
93,500	BAIC Motor Corp., Ltd., Class H (b)	84,057
2,171,000	Bank of China Ltd., Class H	1,067,726
202,000	Bank of Communications Co., Ltd., Class H	149,417
90,000	BBMG Corp., Class H	45,307
56,000	Beijing Capital International Airport Co., Ltd., Class H	88,134
19,500	Beijing Enterprises Holdings Ltd.	103,487
310,000	Beijing Enterprises Water Group Ltd.	257,234
154,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	44,514
18,000	Beijing North Star Co., Ltd., Class H	7,299
46,300	BOE Technology Group Co., Ltd., Class A	20,451
188,000	Brilliance China Automotive Holdings Ltd.	475,644
856,000	CGN Power Co., Ltd., Class H (b)	234,267
144,000	China Agri-Industries Holdings Ltd.	64,460
64,000	China BlueChemical Ltd. (a)	18,033
245,000	China Cinda Asset Management Co., Ltd., Class H	101,799
214,000	China CITIC Bank Corp., Ltd., Class H	138,712
74,000	China Coal Energy Co., Ltd., Class H	36,528
171,000	China Communications Construction Co., Ltd., Class H	227,752
96,000	China Communications Services Corp., Ltd., Class H	52,144
57,500	China Conch Venture Holdings Ltd.	106,835
2,320,000	China Construction Bank Corp., Class H	1,926,330
218,000	China Dongxiang Group Co., Ltd.	40,440
106,000	China Eastern Airlines Corp., Ltd., Class H	58,412
84,000	China Everbright Bank Co., Ltd., Class H	40,728
102,000	China Everbright International Ltd.	133,009
22,000	China Everbright Ltd.	50,102
76,000	China Evergrande Group (a)	211,370
96,000	China Galaxy Securities Co., Ltd., Class H	84,545
56,000	China Gas Holdings Ltd.	135,505
35,000	China Hongqiao Group Ltd. (a)	31,591
156,000	China Huarong Asset Management Co., Ltd., Class H (b)	63,887
18,000	China International Capital Corp. Ltd., Class H (b)	28,640
16,700	China International Marine Containers Group Co., Ltd., Class H	34,905
126,000	China Jinmao Holdings Group Ltd.	58,487
193,000	China Life Insurance Co., Ltd., Class H	609,968
120,000	China Longyuan Power Group Corp., Ltd., Class H	87,760

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
36,000	China Machinery Engineering Corp., Class H	24,325
95,000	China Medical System Holdings Ltd.	162,065
98,000	China Merchants Bank Co., Ltd., Class H	321,787
46,000	China Merchants Port Holdings Co., Ltd.	144,410
23,800	China Merchants Securities Co., Ltd., Class H (b)	37,579
121,000	China Minsheng Banking Corp., Ltd., Class H	121,606
405,500	China Mobile Ltd.	4,334,450
138,000	China Molybdenum Co., Ltd., Class H	74,992
110,000	China National Building Material Co., Ltd., Class H	67,103
44,000	China National Materials Co., Ltd.	17,835
100,000	China Overseas Land & Investment Ltd.	338,779
67,000	China Pacific Insurance Group Co., Ltd., Class H	295,216
902,000	China Petroleum & Chemical Corp., Class H	683,777
254,000	China Power International Development Ltd.	87,066
73,000	China Railway Construction Corp., Ltd., Class H	96,346
148,000	China Railway Group Ltd., Class H	117,607
60,000	China Railway Signal & Communication Corp. Ltd., Class H (b)	46,885
173,000	China Reinsurance Group Corp., Class H	40,498
66,000	China Resources Cement Holdings Ltd.	39,261
62,000	China Resources Gas Group Ltd.	234,804
70,000	China Resources Land Ltd.	224,624
144,000	China Resources Power Holdings Co., Ltd.	274,195
120,000	China Shenhua Energy Co., Ltd., Class H	298,491
50,000	China Shipping Development Co., Ltd., Class H	28,125
92,000	China South City Holdings Ltd.	20,005
118,000	China Southern Airlines Co., Ltd., Class H	89,817
72,000	China State Construction International Holdings Ltd.	116,165
37,600	China Taiping Insurance Holdings Co., Ltd.	112,904
1,066,000	China Telecom Corp., Ltd., Class H	506,704
186,000	China Traditional Chinese Medicine Holdings Co., Ltd.	98,706
34,200	China Vanke Co., Ltd., Class H	100,768
49,200	China Zhongwang Holdings Ltd.	24,483
57,400	Chongqing Changan Automobile Co., Ltd., Class B	76,134
67,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	49,366
22,000	CIMC Enric Holdings Ltd. (a)	15,745
193,000	CITIC Ltd.	293,240

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
96,500	COSCO Shipping Holdings Co., Ltd., Class H (a)	59,849
66,000	COSCO Shipping Ports Ltd.	80,730
138,000	Country Garden Holdings Co., Ltd.	192,669
155,000	CRRC Corp. Ltd.	138,363
13,000	CSC Financial Co., Ltd., Class H (b)	11,705
326,000	CSPC Pharmaceutical Group Ltd.	508,014
140,500	Dali Foods Group Co., Ltd. (b)	84,723
218,000	Datang International Power Generation Co., Ltd., Class H (a)	74,173
194,000	Dongfeng Motor Group Co., Ltd., Class H	237,448
56,000	ENN Energy Holdings Ltd.	380,175
54,000	Far East Horizon Ltd.	46,006
79,576	Fosun International Ltd.	120,492
34,400	Fuyao Glass Industry Group Co., Ltd., Class H (b)	117,094
443,000	GCL-Poly Energy Holdings Ltd. (a)	47,023
327,000	Geely Automobile Holdings Ltd.	755,085
40,000	GF Securities Co., Ltd., Class H	80,580
212,000	Great Wall Motor Co., Ltd., Class H	271,523
19,500	Greentown China Holdings Ltd.	25,038
98,000	Guangshen Railway Co., Ltd., Class H	50,421
150,000	Guangzhou Automobile Group Co., Ltd., Class H	322,336
16,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	42,166
26,800	Guangzhou R&F Properties Co., Ltd.	47,849
83,000	Haier Electronics Group Co., Ltd.	213,723
22,000	Haitian International Holdings Ltd.	63,024
10,000	Health and Happiness H&H International Holdings Ltd. (a)	32,290
196,000	Huadian Fuxin Energy Corp., Ltd., Class H	43,364
124,000	Huadian Power International Corp., Ltd., Class H	52,338
324,000	Huaneng Power International, Inc., Class H	228,386
176,000	Huaneng Renewables Corp., Ltd., Class H	53,576
2,253,000	Industrial & Commercial Bank of China Ltd., Class H	1,574,300
36,200	Inner Mongolia Yitai Coal Co., Ltd., Class B	42,721
46,000	Jiangsu Expressway Co., Ltd., Class H	66,740
42,000	Jiangxi Copper Co., Ltd., Class H	76,560
24,000	Kingboard Chemical Holdings Ltd.	108,051
36,500	Kingboard Laminates Holdings Ltd.	50,868
32,000	Kingsoft Corp. Ltd.	84,177
98,000	Kunlun Energy Co., Ltd.	97,694
31,236	KWG Property Holding Ltd.	23,179
52,000	Lee & Man Paper Manufacturing Ltd.	55,378
15,000	Legend Holdings Corp., Class H (b)	39,228
266,000	Lenovo Group Ltd.	164,534
7,410	Livzon Pharmaceutical Group, Inc., Class H	40,761
38,000	Longfor Properties Co., Ltd.	95,365
128,000	Luye Pharma Group Ltd.	72,555

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
60,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	29,058
111,000	Metallurgical Corp of China Ltd., Class H	38,167
20,700	New China Life Insurance Co., Ltd., Class H	133,409
55,000	Nine Dragons Paper Holdings Ltd.	81,830
220,000	People’s Insurance Co., Group of China Ltd. (The), Class H	102,380
740,000	PetroChina Co., Ltd., Class H	476,086
116,000	PICC Property & Casualty Co., Ltd., Class H	215,802
129,500	Ping An Insurance Group Company of China Ltd., Class H	958,574
49,000	Poly Property Group Co., Ltd. (a)	25,695
177,000	Postal Savings Bank of China Co., Ltd., Class H (b)	103,296
14,000	Red Star Macalline Group Corp. Ltd., Class H (b)	14,536
16,700	Shandong Chenming Paper Holdings Ltd., Class B	25,035
11,500	Shandong Chenming Paper Holdings Ltd., Class H	17,619
128,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	103,150
36,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	133,593
17,000	Shanghai Industrial Holdings Ltd.	49,127
53,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	142,194
28,000	Shenzhen Expressway Co., Ltd., Class H	25,003
31,544	Shenzhen International Holdings Ltd.	53,996
76,829	Shenzhen Investment Ltd.	35,267
38,000	Shenzhou International Group Holdings Ltd.	253,846
31,000	Shimao Property Holdings Ltd.	61,753
324,000	Sino Biopharmaceutical Ltd.	286,037
74,500	Sino-Ocean Land Holdings Ltd.	41,630
56,500	Sinopec Engineering Group Co., Ltd., Class H	50,701
122,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	69,328
67,000	Sinotrans Ltd., Class H	34,023
25,500	Sinotruk Hong Kong Ltd.	26,738
48,500	SOHO China Ltd. (a)	26,421
47,000	Sunac China Holdings Ltd.	125,030
25,000	Sunny Optical Technology Group Co., Ltd.	297,099
131,900	Tencent Holdings Ltd.	5,264,654
20,000	Tianhe Chemicals Group Ltd. (a)(b)	—
26,000	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	16,683
39,000	TravelSky Technology Ltd., Class H	103,267
74,000	Weichai Power Co., Ltd., Class H	71,222
19,240	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	21,873
68,000	Yanzhou Coal Mining Co., Ltd., Class H	66,890
160,000	Yuexiu Property Co., Ltd.	30,078

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
56,000	Zhejiang Expressway Co., Ltd., Class H	69,862
40,000	Zhongsheng Group Holdings Ltd.	87,539
19,700	Zhuzhou CSR Times Electric Co., Ltd., Class H	93,722
204,000	Zijin Mining Group Co., Ltd., Class H	73,976
50,600	Zoomlion Heavy Industry Science and
	Technology Co., Ltd.	25,754
29,200	ZTE Corp., Class H (a)	74,986

		34,673,938

	Colombia — 0.2%
16,201	Almacenes Exito S.A.	82,683
222,920	Ecopetrol S.A.	104,139
34,831	Interconexion Electrica S.A. ESP	159,567

		346,389

	Czech Republic — 0.3%
14,209	CEZ A/S	257,790
2,945	Komercni banka A/S	127,018
20,120	Moneta Money Bank AS (b)	72,505

		457,313

	Egypt — 0.2%
41,039	Commercial International Bank Egypt SAE GDR	192,195
21,251	Egyptian Financial Group-Hermes Holding Co.	26,576
203,470	Global Telecom Holding SAE (a)	74,505

		293,276

	Greece — 0.5%
53,828	Alpha Bank AE (a)	129,041
71,157	Eurobank Ergasias S.A. (a)	77,661
2,812	FF Group (a)	67,371
8,164	JUMBO S.A.	136,753
2,726	Motor Oil Hellas Corinth Refineries S.A.	61,378
214,551	National Bank of Greece S.A. (a)	86,734
17,474	OPAP S.A.	201,065
230,156	Piraeus Bank S.A. (a)	62,883

		822,886

	Hungary — 0.6%
35,361	Magyar Telekom Telecommunications plc	63,896
2,625	MOL Hungarian Oil & Gas plc	227,499
9,724	OTP Bank plc	361,868
12,540	Richter Gedeon Nyrt	320,827

		974,090

	India — 8.5%
10,146	Adani Enterprises Ltd.	21,810
31,613	Adani Ports & Special Economic Zone Ltd.	195,001
4,458	Aditya Birla Capital Ltd. (a)	10,762
43,757	Ashok Leyland Ltd.	74,675
20,265	Aurobindo Pharma Ltd.	226,949
4,740	Bajaj Auto Ltd.	207,461
4,269	Bajaj Finance Ltd.	113,264
988	Bajaj Finserv Ltd.	76,903
11,926	Bank of Baroda	30,854
5,458	Bank of India (a)	14,120

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	India — continued
20,606	Bharat Electronics Ltd.	57,407
35,102	Bharat Petroleum Corp. Ltd.	257,765
18,785	Cadila Healthcare Ltd.	159,088
3,091	Canara Bank	17,722
513	Eicher Motors Ltd.	240,404
13,922	Exide Industries Ltd.	47,208
14,303	GAIL India Ltd.	83,995
161,522	GMR Infrastructure Ltd. (a)	47,316
16,750	Godrej Consumer Products Ltd.	270,889
1,913	Great Eastern Shipping Co., Ltd.	11,852
9,216	Havells India Ltd.	67,917
20,745	HCL Technologies Ltd.	289,030
6,677	Hero MotoCorp Ltd.	380,432
31,625	Hindalco Industries Ltd.	108,257
21,441	Hindustan Petroleum Corp. Ltd.	128,029
48,327	Hindustan Unilever Ltd.	870,604
8,248	Hindustan Zinc Ltd.	36,365
41,113	Housing Development Finance Corp. Ltd.	1,146,709
39,802	ICICI Bank Ltd.	187,294
6,667	ICICI Prudential Life Insurance Co., Ltd. (b)	47,681
2,680	IDFC Ltd.	2,452
8,390	Indiabulls Housing Finance Ltd.	153,544
38,583	Indian Oil Corp. Ltd.	221,119
3,716	IndusInd Bank Ltd.	95,328
198,949	ITC Ltd.	884,037
12,896	Jindal Steel & Power Ltd. (a)	30,809
41,734	JSW Steel Ltd.	143,940
12,915	Larsen & Toubro Ltd.	240,351
6,399	LIC Housing Finance Ltd.	68,836
7,052	Mangalore Refinery & Petrochemicals Ltd.	13,656
8,246	Maruti Suzuki India Ltd.	995,988
43,100	Motherson Sumi Systems Ltd.	218,457
69	MRF Ltd.	74,422
188,255	NHPC Ltd.	89,032
26,755	NMDC Ltd. (a)	52,875
151,301	NTPC Ltd.	387,324
108,524	Oil & Natural Gas Corp. Ltd.	286,593
5,553	Oil India Ltd.	24,888
819	Oracle Financial Services Software Ltd.	46,264
1,792	Oriental Bank of Commerce (a)	4,133
11,469	Petronet LNG Ltd.	36,466
16,397	Power Finance Corp. Ltd.	31,782
58,731	Power Grid Corp of India Ltd.	204,376
11,014	Punjab National Bank (a)	27,838
9,470	Rajesh Exports Ltd.	104,968
3,194	Reliance Capital Ltd.	36,038
56,137	Reliance Industries Ltd.	1,413,132
41,994	Reliance Power Ltd. (a)	29,682
50,131	Rural Electrification Corp. Ltd.	136,777
41,974	State Bank of India	204,394
5,739	Sun TV Network Ltd.	69,761
18,056	Tata Consultancy Services Ltd.	701,195
72,380	Tata Power Co., Ltd.	92,525
8,213	Tata Steel Ltd.	72,594
17,977	Tech Mahindra Ltd.	108,098

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — continued
3,558	Union Bank of India (a)	8,766
12,541	UPL Ltd.	171,302
58,939	Vedanta Ltd.	257,029
45,356	Wipro Ltd.	203,916
7,556	Yes Bank Ltd.	213,112

		13,585,562

	Indonesia — 6.2%
1,278,400	Adaro Energy Tbk PT	171,214
52,400	Astra Agro Lestari Tbk PT	57,910
2,704,200	Astra International Tbk PT	1,618,049
880,800	Bank Central Asia Tbk PT	1,236,684
844,900	Bank Mandiri Persero Tbk PT	864,821
675,300	Bank Negara Indonesia Persero Tbk PT	377,300
965,900	Bank Rakyat Indonesia Persero Tbk PT	1,070,190
61,800	Gudang Garam Tbk PT	353,095
587,000	Indofood Sukses Makmur Tbk PT	368,933
226,500	Jasa Marga Persero Tbk PT	99,443
1,482,500	Perusahaan Gas Negara Persero Tbk PT	250,323
81,300	Tambang Batubara Bukit Asam Persero Tbk PT	79,918
6,712,200	Telekomunikasi Indonesia Persero Tbk PT	2,359,130
153,300	Unilever Indonesia Tbk PT	563,197
157,200	United Tractors Tbk PT	355,128
201,800	Vale Indonesia Tbk PT (a)	36,610

		9,861,945

	Malaysia — 5.8%
201,600	AirAsia Bhd	151,999
175,000	AMMB Holdings Bhd	202,241
109,200	Berjaya Sports Toto BHD	60,702
341,700	Bumi Armada Bhd (a)	55,869
582,655	CIMB Group Holdings Bhd	891,196
297,300	Genting Bhd	674,933
375,100	Genting Malaysia Bhd	525,146
57,368	Hong Leong Bank Bhd	210,307
62,200	Kuala Lumpur Kepong Bhd	360,174
510,608	Malayan Banking Bhd	1,137,734
285,000	Petronas Chemicals Group Bhd	463,004
74,800	PPB Group Bhd	294,553
281,600	Public Bank Bhd	1,333,916
102,361	RHB Bank Bhd	119,544
366,700	Sime Darby BHD	809,341
578,400	Tenaga Nasional Bhd	1,907,008

		9,197,667

	Mexico — 4.3%
2,607,100	America Movil SAB de CV	2,303,591
63,500	Arca Continental SAB de CV	472,081
8,532	Banregio Grupo Financiero SAB de CV	55,920
763,007	Cemex SAB de CV (a)	737,184
8,442	Concentradora Fibra Danhos S.A. de CV REIT	15,151
101,503	Fibra Uno Administracion S.A. de CV REIT	189,123
41,880	Gentera SAB de CV	63,517
16,279	Gruma SAB de CV, Class B	224,454

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mexico — continued
15,228	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	96,188
19,698	Grupo Aeroportuario del Pacifico SAB de CV, Class B	225,367
10,185	Grupo Aeroportuario del Sureste SAB de CV, Class B	216,550
5,180	Grupo Elektra SAB DE CV	231,505
85,670	Grupo Financiero Banorte SAB de CV, Class O	567,797
85,600	Grupo Financiero Inbursa SAB de CV, Class O	153,818
63,953	Grupo Financiero Santander Mexico SAB de CV, Class B	131,157
157,052	Grupo Mexico SAB de CV	511,229
52,901	Infraestructura Energetica Nova SAB de CV	299,532
24,001	Megacable Holdings SAB de CV	99,523
46,191	Mexichem SAB de CV	131,807
47,737	Nemak SAB de CV (b)	43,064
37,738	OHL Mexico SAB de CV	48,968

		6,817,526

	Pakistan — 0.0% (c)
17,300	Habib Bank Ltd.	38,779
22,800	Oil & Gas Development Co., Ltd.	33,852

		72,631

	Peru — 0.2%
2,039	Credicorp Ltd.	377,827

	Philippines — 1.4%
197,590	Aboitiz Equity Ventures, Inc.	297,473
427,100	Alliance Global Group, Inc.	121,508
178,500	BDO Unibank, Inc.	445,117
459,400	Bloomberry Resorts Corp. (a)	80,117
410,900	DMCI Holdings, Inc.	131,104
4,130	Globe Telecom, Inc.	173,188
113,080	International Container Terminal Services Inc.	239,299
1,060,600	Megaworld Corp.	100,886
2,014,000	Metro Pacific Investments Corp.	270,941
116,046	Metropolitan Bank & Trust Co.	200,127
29,580	Semirara Mining and Power Corp., Class A	99,364

		2,159,124

	Poland — 1.7%
3,597	Alior Bank S.A. (a)	64,077
3,856	Asseco Poland S.A.	48,493
6,150	Bank Pekao S.A.	218,522
1,132	Bank Zachodni WBK S.A.	119,517
1,734	CCC S.A.	117,696
12,614	Cyfrowy Polsat S.A.	89,915
19,202	Enea S.A.	80,942
4,502	Grupa Lotos S.A.	60,833
2,506	Jastrzebska Spolka Weglowa S.A. (a)	57,692
6,643	KGHM Polska Miedz S.A.	226,004
503	mBank S.A. (a)	63,627
65,644	PGE Polska Grupa Energetyczna S.A.	239,219
15,095	Polski Koncern Naftowy Orlen S.A.	446,924

SHARES	SECURITY DESCRIPTION	VALUE($)
	Poland — continued
82,632	Polskie Gornictwo Naftowe i Gazownictwo S.A.	153,576
33,465	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	342,630
22,001	Powszechny Zaklad Ubezpieczen S.A.	271,014
22,907	Synthos S.A.	28,289
93,951	Tauron Polska Energia S.A. (a)	99,568

		2,728,538

	Russia — 4.3%
34,197	Aeroflot PJSC	115,363
122,106	Alrosa PAO	170,922
23,265,305	Federal Grid Co., Unified Energy System PJSC	65,073
513,409	Gazprom OAO (a)	997,664
2,720,081	Inter RAO UES PJSC	171,890
22,779	Lukoil PJSC	1,069,780
70,946	Magnitogorsk Iron & Steel Works PJSC	40,118
6,625	Mechel PJSC (a)	15,861
8,372	MegaFon PJSC GDR	80,364
2,242	MMC Norilsk Nickel PJSC	334,763
91,132	Mobile TeleSystems PJSC	360,297
55,736	Moscow Exchange PJSC (a)	99,859
52,317	Novatek PJSC	532,063
42,341	Novolipetsk Steel PJSC	88,443
1,699	PhosAgro PJSC GDR	23,309
56,951	Rosneft Oil Co., PJSC	296,856
2,618,498	Rosseti PJSC	37,934
75,749	Rostelecom PJSC	82,613
8,597,049	RusHydro PJSC	110,292
427,416	Sberbank of Russia PJSC	1,177,330
8,513	Severstal PJSC	118,748
251,555	Sistema PJSC FC	50,488
349,062	Surgutneftegas OJSC	155,425
73,032	Tatneft PJSC, Class S	476,563
202,749,185	VTB Bank PJSC	202,546

		6,874,564

	South Africa — 6.2%
5,348	AECI Ltd.	43,015
4,963	African Rainbow Minerals Ltd.	35,357
26,562	AVI Ltd.	197,521
25,476	Barclays Africa Group Ltd.	279,673
10,920	Barloworld Ltd.	98,268
27,008	Bid Corp. Ltd.	648,621
17,156	Bidvest Group Ltd. (The)	218,390
2,073	Capitec Bank Holdings Ltd.	135,228
19,289	Clicks Group Ltd.	218,703
10,272	Coronation Fund Managers Ltd.	53,172
13,405	Discovery Ltd.	142,695
8,203	Exxaro Resources Ltd.	67,736
125,466	FirstRand Ltd.	493,522
44,345	Fortress Income Fund Ltd., Class A REIT	59,323
29,276	Fortress Income Fund Ltd., Class B REIT	84,860
16,569	Foschini Group Ltd. (The)	190,735
107,240	Growthpoint Properties Ltd. REIT	201,767
18,242	Harmony Gold Mining Co., Ltd.	32,599
9,584	Hyprop Investments Ltd. REIT	85,959

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Africa — continued
8,243	Imperial Holdings Ltd.	108,881
10,654	Investec Ltd.	79,670
75,427	KAP Industrial Holdings Ltd.	45,901
2,525	Kumba Iron Ore Ltd.	37,688
4,735	Liberty Holdings Ltd.	40,622
8,346	Massmart Holdings Ltd.	70,074
39,912	MMI Holdings Ltd.	62,539
5,728	Mondi Ltd.	148,733
33,181	Nampak Ltd. (a)	48,121
8,287	Nedbank Group Ltd.	137,833
3,355	NEPI Rockcastle plc (a)	44,691
3,804	PSG Group Ltd.	74,656
26,549	Rand Merchant Investment Holdings Ltd.	84,630
196,270	Redefine Properties Ltd. REIT	160,397
8,551	Reunert Ltd.	46,665
26,081	RMB Holdings Ltd.	125,873
66,051	Sanlam Ltd.	332,669
27,031	Sappi Ltd.	179,055
26,842	Sasol Ltd.	809,072
36,320	Shoprite Holdings Ltd.	555,820
15,741	SPAR Group Ltd. (The)	197,299
49,732	Standard Bank Group Ltd.	617,810
214,487	Steinhoff International Holdings NV	1,073,287
17,979	Super Group Ltd. (a)	49,713
27,405	Telkom S.A. SOC Ltd.	135,270
13,288	Tiger Brands Ltd.	402,883
8,941	Tongaat Hulett Ltd.	80,572
35,014	Truworths International Ltd.	200,858
40,343	Tsogo Sun Holdings Ltd.	70,010
45,404	Vodacom Group Ltd.	613,534

		9,921,970

	Taiwan — 16.5%
431,000	Advanced Semiconductor Engineering, Inc.	578,246
155,000	Asia Cement Corp.	136,989
47,000	Asustek Computer, Inc.	437,115
587,000	AU Optronics Corp.	237,634
49,000	Catcher Technology Co., Ltd.	563,153
427,000	Cathay Financial Holding Co., Ltd.	695,748
304,513	Chang Hwa Commercial Bank Ltd.	178,514
38,300	Chicony Electronics Co., Ltd.	98,546
183,000	China Life Insurance Co., Ltd.	193,623
785,000	China Steel Corp.	644,572
275,000	Compal Electronics, Inc.	182,639
982,395	CTBC Financial Holding Co., Ltd.	631,158
486,662	E.Sun Financial Holding Co., Ltd.	310,246
65,000	Epistar Corp. (a)	62,135
195,450	Eva Airways Corp.	94,714
118,000	Evergreen Marine Corp. Taiwan Ltd. (a)	64,662
378,000	Far Eastern New Century Corp.	311,102
511,863	First Financial Holding Co., Ltd.	345,729
217,000	Formosa Chemicals & Fibre Corp.	653,802
86,000	Formosa Petrochemical Corp.	301,904
310,000	Formosa Plastics Corp.	929,715
73,533	Foxconn Technology Co., Ltd.	221,090
398,000	Fubon Financial Holding Co., Ltd.	618,275

SHARES	SECURITY DESCRIPTION	VALUE($)
	Taiwan — continued
994,490	Hon Hai Precision Industry Co., Ltd.	3,867,646
31,000	Hotai Motor Co., Ltd.	376,699
424,153	Hua Nan Financial Holdings Co., Ltd.	247,905
574,000	Innolux Corp.	280,002
202,000	Inventec Corp.	161,362
10,000	Largan Precision Co., Ltd.	1,824,593
142,496	Lite-On Technology Corp.	230,618
589,233	Mega Financial Holding Co., Ltd.	498,698
359,000	Nan Ya Plastics Corp.	903,568
47,737	Nanya Technology Corp.	98,445
38,000	Novatek Microelectronics Corp.	144,501
132,000	Pegatron Corp.	430,519
256,000	Pou Chen Corp.	345,825
54,000	President Chain Store Corp.	457,581
178,000	Quanta Computer, Inc.	422,030
31,000	Realtek Semiconductor Corp.	115,998
420,287	Shin Kong Financial Holding Co., Ltd.	112,352
147,165	Siliconware Precision Industries Co., Ltd.	242,348
538,450	SinoPac Financial Holdings Co., Ltd.	168,832
90,200	Synnex Technology International Corp.	100,298
491,841	Taishin Financial Holding Co., Ltd.	231,293
213,702	Taiwan Business Bank	60,650
213,000	Taiwan Cement Corp.	246,861
461,820	Taiwan Cooperative Financial Holding Co., Ltd.	252,363
668,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,722,029
175,000	Teco Electric and Machinery Co., Ltd.	164,809
17,000	TPK Holding Co., Ltd. (a)	57,081
19,000	Transcend Information, Inc.	56,266
86,000	Unimicron Technology Corp.	55,922
790,000	United Microelectronics Corp.	362,602
206,000	Walsin Lihwa Corp.	90,707
174,495	Wistron Corp.	176,090
622,665	Yuanta Financial Holding Co., Ltd.	266,917
2,000	Yulon Nissan Motor Co., Ltd.	18,973

		26,283,694

	Thailand — 5.4%
158,500	Advanced Info Service PCL NVDR	883,232
16,300	Bangkok Bank PCL NVDR	87,923
27,300	Bangkok Bank PCL	151,308
47,100	Bangkok Life Assurance PCL NVDR	59,073
429,500	Banpu PCL NVDR	210,529
697,000	CP ALL PCL NVDR	1,273,187
47,200	Delta Electronics Thailand PCL NVDR	126,062
37,900	Electricity Generating PCL NVDR	248,249
58,400	Glow Energy PCL NVDR	142,132
751,200	Home Product Center PCL NVDR	223,487
153,900	Indorama Ventures PCL NVDR	172,142
196,600	Intouch Holdings PCL NVDR	352,929
1,027,900	IRPC PCL NVDR	169,907
563,600	Krung Thai Bank PCL NVDR	306,578
575,900	Land & Houses PCL NVDR	173,043
138,800	PTT Exploration & Production PCL NVDR	367,355
202,200	PTT Global Chemical PCL NVDR	435,515
143,800	PTT PCL NVDR	1,677,131

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
111,000	Ratchaburi Electricity Generating Holding PCL NVDR	180,098
219,700	Siam Commercial Bank PCL (The) NVDR	970,594
102,700	Thai Oil PCL NVDR	264,737
1,951,400	TMB Bank PCL NVDR	138,443

		8,613,654

	Turkey — 1.8%
80,235	Akbank TAS	238,690
13,928	Arcelik A/S	102,958
8,007	Aselsan Elektronik Sanayi Ve Ticaret A/S	54,752
18,184	BIM Birlesik Magazalar A/S	354,646
75,774	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	68,541
29,644	Enka Insaat ve Sanayi A/S	46,517
65,865	Eregli Demir ve Celik Fabrikalari TAS	146,848
5,145	Ford Otomotiv Sanayi A/S	65,827
31,618	Haci Omer Sabanci Holding A/S	97,187
30,068	KOC Holding A/S	140,029
28,263	Petkim Petrokimya Holding A/S	51,671
7,669	TAV Havalimanlari Holding A/S	46,478
9,978	Tofas Turk Otomobil Fabrikasi A/S	87,674
5,976	Tupras Turkiye Petrol Rafinerileri A/S	184,167
45,165	Turk Hava Yollari AO (a)	113,409
692	Turk Traktor ve Ziraat Makineleri A/S	16,059
88,216	Turkcell Iletisim Hizmetleri A/S	322,587
81,981	Turkiye Garanti Bankasi A/S	245,507
24,089	Turkiye Halk Bankasi A/S	103,351
55,182	Turkiye Is Bankasi, Class C	118,789
39,286	Turkiye Sinai Kalkinma Bankasi A/S	17,093
49,463	Turkiye Sise ve Cam Fabrikalari A/S	63,277
40,855	Turkiye Vakiflar Bankasi Tao, Class D	81,774
31,117	Yapi ve Kredi Bankasi A/S (a)	40,168

		2,807,999

	United Arab Emirates — 2.2%
164,569	Abu Dhabi Commercial Bank PJSC	324,664
379,607	Air Arabia PJSC	109,572
152,915	Aldar Properties PJSC	97,368
77,146	DAMAC Properties Dubai Co PJSC	83,971
17,010	DP World Ltd.	391,230
125,715	Dubai Investments PJSC	80,775
104,156	Dubai Islamic Bank PJSC	172,294
91,995	Emaar Malls PJSC	62,114
161,035	Emaar Properties PJSC	360,975
212,439	Emirates Telecommunications Group Co., PJSC	1,083,857
229,193	First Abu Dhabi Bank PJSC	664,545
49,223	Union Properties PJSC (a)	12,450

		3,443,815

	Total Common Stocks (Cost $136,267,942)	151,017,624

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 4.3%
	Brazil— 3.7%
113,566	Banco Bradesco S.A.	1,096,201
8,850	Braskem S.A.	106,143
20,150	Centrais Eletricas Brasileiras S.A.	108,622
1,486	Cia de Gas de Sao Paulo - COMGAS, Class A	22,397
4,130	Cia de Transmissao de Energia Eletrica Paulista	92,961
70,805	Cia Energetica de Minas Gerais	193,000
8,903	Cia Paranaense de Energia	74,031
44,064	Gerdau S.A.	151,197
117,604	Itau Unibanco Holding S.A.	1,408,601
144,939	Itausa - Investimentos Itau S.A.	430,864
180,078	Petroleo Brasileiro S.A. (a)	768,046
20,462	Suzano Papel e Celulose S.A., Class A	92,193
36,711	Telefonica Brasil S.A.	548,837
17,918	Usinas Siderurgicas de Minas Gerais S.A. (a)	29,937
91,604	Vale S.A.	861,298

		5,984,328

	Chile— 0.1%
4,389	Sociedad Quimica y Minera de Chile S.A., Class B	179,926

	Colombia— 0.2%
16,918	Bancolombia S.A.	185,602
175,249	Grupo Aval Acciones y Valores S.A.	76,294

		261,896

	Russia— 0.3%
376,233	Surgutneftegas OJSC	181,226
76	Transneft PJSC	229,567

		410,793

	Total Preferred Stocks (Cost $6,221,468)	6,836,943

	Total Investments — 99.0% (Cost $142,489,410)	157,854,567
	Other Assets in Excess of Liabilities — 1.0%	1,549,007

	NET ASSETS — 100.0%	$159,403,574

Percentages indicated are based on net assets.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July, 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.1%
Oil, Gas & Consumable Fuels	9.5
Wireless Telecommunication Services	6.2
Semiconductors & Semiconductor Equipment	4.6
Electronic Equipment, Instruments & Components	4.5
Automobiles	3.5
Electric Utilities	3.5
Metals & Mining	3.4
Internet Software & Services	3.3
Insurance	3.1
Diversified Telecommunication Services	3.1
Chemicals	2.8
Food & Staples Retailing	2.4
Technology Hardware, Storage & Peripherals	2.0
Independent Power and Renewable Electricity Producers	1.8
Real Estate Management & Development	1.8
Industrial Conglomerates	1.8
Food Products	1.6
Transportation Infrastructure	1.5
Pharmaceuticals	1.3
Diversified Financial Services	1.2
IT Services	1.1
Hotels, Restaurants & Leisure	1.0
Capital Markets	1.0
Others (each less than 1.0%)	13.9

Notes to Schedule of Portfolio Investments:

GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Amounts rounds to less than 0.05%.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,934,690
Aggregate gross unrealized depreciation	(2,569,533)

Net unrealized appreciation/depreciation	$15,365,157

Federal income tax cost of investments	$142,489,410

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$8,281,521	$—	$—	$8,281,521
Chile	2,421,695	—	—	2,421,695
China	362,940	34,310,998	—	34,673,938
Colombia	346,389	—	—	346,389
Czech Republic	199,524	257,789	—	457,313
Egypt	266,700	26,576	—	293,276
Greece	337,818	485,068	—	822,886
Hungary	—	974,090	—	974,090
India	10,762	13,574,800	—	13,585,562
Indonesia	976,235	8,885,710	—	9,861,945
Malaysia	355,255	8,842,412	—	9,197,667
Mexico	6,817,526	—	—	6,817,526
Pakistan	38,779	33,852	—	72,631
Peru	377,827	—	—	377,827
Philippines	384,410	1,774,714	—	2,159,124
Poland	106,185	2,622,353	—	2,728,538
Russia	6,770,891	103,673	—	6,874,564
South Africa	2,310,865	7,611,105	—	9,921,970
Taiwan	—	26,283,694	—	26,283,694
Thailand	—	8,613,654	—	8,613,654
Turkey	—	2,807,999	—	2,807,999
United Arab Emirates	1,130,339	2,313,476	—	3,443,815

Total Common Stocks	31,495,661	119,521,963	—	151,017,624

Preferred Stocks
Brazil	5,984,328	—	—	5,984,328
Chile	179,926	—	—	179,926
Colombia	261,896	—	—	261,896
Russia	410,793	—	—	410,793

Total Preferred Stocks	6,836,943	—	—	6,836,943

Total Investments in Securities	$38,332,604	$119,521,963	$—	$157,854,567

Transfers from level 2 to level 1 in the amount of $3,121,386 are due to the non-application of fair value factors to certain securities as of July 31, 2017. Transfers from level 1 to level 2 in the amount of $990,246 are due to the application of fair value factors to certain securities as of July 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 100.3%
	Exchange Traded Fund — 100.3%
492,086	JPMorgan Diversified Return Europe
	Equity ETF (a)	28,757,506

	Total Exchange Traded Fund (Cost $25,506,508)	28,757,506

	Total Investments — 100.3% (Cost $25,506,508)	28,757,506
	Liabilities in Excess of Other Assets — (0.3)%	(85,521)

	NET ASSETS — 100.0%	$28,671,985

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,173,248	CHF	Goldman Sachs	08/03/2017	3,288,851	3,282,385	(6,466)
68,225	CHF	Goldman Sachs	09/05/2017	70,728	70,729	1
5,427,681	DKK	Citigroup	08/03/2017	860,830	864,132	3,302
114,916	DKK	National Australia Bank Limited	09/05/2017	18,282	18,332	50
88,371	EUR	ANZ	08/03/2017	100,183	104,631	4,448
100,622	EUR	BNP Paribas	08/03/2017	116,704	119,137	2,433
12,827,892	EUR	Citigroup	08/03/2017	15,123,463	15,188,274	64,811
273,430	EUR	Royal Bank of Canada	09/05/2017	323,471	324,354	883
24,646	GBP	BNP Paribas	08/03/2017	31,985	32,522	537
5,621,686	GBP	Citigroup	08/03/2017	7,411,137	7,418,078	6,941
30,179	GBP	National Australia Capital Markets	08/03/2017	38,980	39,823	843
117,924	GBP	Royal Bank of Canada	09/05/2017	155,744	155,791	47
60,191	GBP	Citigroup	09/05/2017	79,456	79,520	64
6,213,642	NOK	National Australia Bank Limited	08/03/2017	786,821	790,312	3,491
139,342	NOK	Royal Bank of Canada	09/05/2017	17,651	17,737	86
14,184,844	SEK	Citigroup	08/03/2017	1,754,110	1,757,228	3,118
335,882	SEK	Royal Bank of Canada	09/05/2017	41,604	41,693	89

				30,220,000	30,304,678	84,678

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,173,248	CHF	Goldman Sachs	08/03/2017	3,319,122	3,282,385	36,737
3,228,525	CHF	Goldman Sachs	09/05/2017	3,353,023	3,347,011	6,012
270,251	DKK	Royal Bank of Canada	08/03/2017	41,526	43,026	(1,500)
74,864	DKK	Citigroup	08/03/2017	11,469	11,919	(450)
5,082,565	DKK	Goldman Sachs	08/03/2017	780,876	809,187	(28,311)
12,687	DKK	Royal Bank of Canada	09/05/2017	2,015	2,024	(9)
5,427,681	DKK	Citigroup	09/05/2017	862,380	865,857	(3,477)
618,655	EUR	Royal Bank of Canada	08/03/2017	706,823	732,491	(25,668)
12,398,229	EUR	Goldman Sachs	08/03/2017	14,163,396	14,679,553	(516,157)
12,881,521	EUR	Citigroup	09/05/2017	15,212,635	15,280,575	(67,940)
218,454	GBP	Royal Bank of Canada	08/03/2017	284,118	288,261	(4,143)
68,966	GBP	Citigroup	08/03/2017	89,396	91,004	(1,608)
5,389,091	GBP	Goldman Sachs	08/03/2017	7,006,519	7,111,158	(104,639)
5,621,686	GBP	Citigroup	09/05/2017	7,419,140	7,426,898	(7,758)
107,518	NOK	Royal Bank of Canada	08/03/2017	12,877	13,675	(798)
240,376	NOK	BNP Paribas	08/03/2017	28,690	30,573	(1,883)
5,865,748	NOK	Goldman Sachs	08/03/2017	700,668	746,063	(45,395)
6,213,642	NOK	National Australia Bank Limited	09/05/2017	787,393	790,928	(3,535)
408,876	NOK	Goldman Sachs	09/05/2017	51,811	52,045	(234)
666,384	SEK	Royal Bank of Canada	08/03/2017	79,007	82,552	(3,545)
13,518,460	SEK	Goldman Sachs	08/03/2017	1,605,308	1,674,676	(69,368)
14,184,844	SEK	Citigroup	09/05/2017	1,757,320	1,760,745	(3,425)

				58,275,512	59,122,606	(847,094)

Notes to Schedule of Portfolio Investments:

CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,250,998
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$3,250,998

Federal income tax cost of investments	$25,506,508

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAV is calculated.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$28,757,506	$—	$—	$28,757,506

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$133,893	$—	$133,893

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$896,309	$—	$896,309

There were no transfers between level 1 and level 2 during the period ended July 31, 2017.

B. Derivatives — Certain Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). Certain Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of July 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Austria — 1.2%
1,633	ANDRITZ AG	99,978
8,078	OMV AG	457,594
5,782	voestalpine AG	293,054

		850,626

	Belgium — 1.9%
3,921	bpost S.A.	107,342
3,453	Colruyt S.A.	193,499
981	Groupe Bruxelles Lambert S.A.	100,613
10,297	Proximus SADP	362,091
1,875	Solvay S.A.	268,839
3,868	Umicore S.A.	310,530

		1,342,914

	Denmark — 3.0%
2,328	Chr. Hansen Holding A/S	187,477
2,045	Danske Bank A/S	82,818
2,938	DSV A/S	189,694
2,882	ISS A/S	118,147
862	Jyske Bank A	54,027
14,472	Novo Nordisk A/S, Class B	615,486
9,992	TDC A/S	61,656
3,897	Tryg A/S	87,809
6,020	Vestas Wind Systems A/S	588,346
3,258	William Demant Holding A/S (a)	86,562

		2,072,022

	Finland — 4.8%
4,940	Elisa OYJ	203,364
27,015	Fortum OYJ	441,751
2,041	Kesko OYJ, Class B	103,201
4,778	Kone OYJ, Class B	248,872
4,091	Metso OYJ	130,150
13,795	Neste OYJ	598,067
13,186	Nokia OYJ	84,142
3,235	Orion OYJ, Class B	163,499
7,043	Sampo OYJ, Class A	385,192
21,089	Stora Enso OYJ, Class R	281,955
14,609	UPM-Kymmene OYJ	397,701
4,471	Wartsila OYJ Abp	297,133

		3,335,027

	France — 12.9%
756	Aeroports de Paris	127,941
1,763	Air Liquide S.A.	216,167
2,022	Arkema S.A.	230,174
4,845	Atos SE	736,610
3,340	AXA S.A.	98,641
1,488	BNP Paribas S.A.	115,313
2,589	Bouygues S.A.	111,001
2,341	Bureau Veritas S.A.	53,339
9,347	Capgemini SE	1,017,600
6,124	Carrefour S.A.	147,099
923	Casino Guichard Perrachon S.A.	56,295
739	Christian Dior SE	210,432
1,714	Cie Generale des Etablissements Michelin	232,137
4,692	CNP Assurances	113,272
5,013	Credit Agricole S.A.	87,990
2,505	Danone S.A.	186,923
1,614	Eiffage S.A.	156,341
301	Eurazeo S.A.	24,569
947	Fonciere Des Regions REIT	91,409

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
536	Gecina S.A. REIT	81,039
140	Hermes International	70,912
1,020	Imerys S.A.	88,418
1,534	Ingenico Group S.A.	160,909
1,839	Klepierre REIT	74,842
4,382	Lagardere SCA	143,973
2,587	Legrand S.A.	178,703
779	L’Oreal S.A.	161,393
999	LVMH Moet Hennessy Louis Vuitton SE	250,937
6,620	Natixis S.A.	48,104
34,015	Orange S.A.	572,364
322	Orpea	36,925
3,667	Publicis Groupe S.A.	277,285
2,066	Renault S.A.	186,129
3,468	Sanofi	330,461
1,298	Schneider Electric SE (a)	101,871
2,235	SCOR SE	94,263
888	Societe BIC S.A.	104,158
1,816	Societe Generale S.A.	106,480
2,418	Sodexo S.A.	285,637
1,589	Thales S.A.	175,914
13,398	TOTAL S.A.	681,336
308	Unibail-Rodamco SE REIT	77,032
5,860	Valeo S.A.	405,737
1,604	Vinci S.A.	143,632
7,965	Vivendi S.A.	184,101

		9,035,808

	Germany — 13.0%
1,016	adidas AG	232,048
492	Allianz SE	104,873
1,919	Axel Springer SE	121,854
6,718	BASF SE	639,551
1,739	Bayer AG	220,263
2,168	Bayerische Motoren Werke AG	199,194
804	Continental AG	181,115
2,846	Covestro AG (b)	220,702
2,850	Daimler AG	199,684
953	Deutsche Boerse AG	99,509
13,807	Deutsche Lufthansa AG	296,505
3,528	Deutsche Post AG	136,860
42,136	Deutsche Telekom AG	769,769
3,099	Deutsche Wohnen AG	122,808
6,115	Evonik Industries AG	208,261
964	Fielmann AG	77,423
1,661	Fraport AG Frankfurt Airport Services Worldwide	166,330
4,398	Fresenius Medical Care AG & Co., KGaA	414,732
7,061	Fresenius SE & Co., KGaA	595,980
935	Hannover Rueck SE	118,014
1,049	HOCHTIEF AG	187,239
1,372	HUGO BOSS AG	103,487
46,473	Infineon Technologies AG	1,009,217
543	LEG Immobilien AG	52,212
575	MAN SE	63,675
1,053	MTU Aero Engines AG	154,321
413	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	88,712
3,710	ProSiebenSat.1 Media SE	148,229
16,242	SAP SE	1,719,782
1,028	Siemens AG	139,501
2,291	Talanx AG	94,474
22,773	Telefonica Deutschland Holding AG	117,640

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
3,549	TUI AG	55,782
1,957	Vonovia SE	79,307

		9,139,053

	Ireland — 0.4%
1,263	DCC plc	111,033
1,241	Ryanair Holdings plc ADR (a)	140,643
1,552	Smurfit Kappa Group plc	46,152

		297,828

	Italy — 1.8%
4,392	Atlantia SpA	133,601
26,485	Enel SpA	151,078
10,938	Eni SpA	173,182
8,360	Mediobanca SpA	87,225
2,761	Recordati SpA	117,992
93,143	Terna Rete Elettrica Nazionale SpA	532,102
37,381	UnipolSai Assicurazioni SpA	86,416

		1,281,596

	Luxembourg — 0.4%
1,223	RTL Group S.A.	95,144
6,720	SES S.A., Class A	158,082

		253,226

	Netherlands — 5.2%
2,945	Akzo Nobel NV	266,622
5,857	ASML Holding NV	883,239
1,656	Heineken Holding NV	162,684
1,497	Heineken NV	156,210
4,948	ING Groep NV	92,447
13,890	Koninklijke Ahold Delhaize NV	284,106
3,507	Koninklijke DSM NV	258,705
3,227	Koninklijke Philips NV	123,323
2,590	NN Group NV	104,982
214	Randstad Holding NV	12,903
18,923	RELX NV	397,465
15,015	STMicroelectronics NV	254,615
5,348	Unilever NV	311,668
6,945	Wolters Kluwer NV	308,867

		3,617,836

	Norway — 2.8%
1,586	Aker BP ASA	29,959
9,894	DNB ASA	194,363
5,069	Gjensidige Forsikring ASA	87,731
12,773	Marine Harvest ASA	238,133
36,903	Norsk Hydro ASA	238,118
16,087	Orkla ASA	165,713
16,099	Statoil ASA	302,566
24,958	Telenor ASA	498,250
6,077	Yara International ASA	241,538

		1,996,371

	Portugal — 1.1%
108,213	EDP - Energias de Portugal S.A.	384,203
18,261	Galp Energia SGPS S.A.	292,550
4,177	Jeronimo Martins SGPS S.A.	82,154

		758,907

	Spain — 8.4%
7,436	Abertis Infraestructuras S.A.	146,617
1,220	Acciona S.A.	104,285
3,225	ACS Actividades de Construccion y Servicios S.A.	123,506

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
664	Aena S.A. (b)	129,777
3,228	Amadeus IT Group S.A., Class A	198,695
7,993	Banco Santander S.A.	54,417
9,999	Distribuidora Internacional de Alimentacion S.A.	67,348
14,853	Enagas S.A.	419,789
21,125	Endesa S.A.	500,098
18,437	Gas Natural SDG S.A.	431,499
10,049	Grifols S.A.	281,974
193,030	Iberdrola S.A.	1,521,638
14,044	International Consolidated Airlines Group S.A. (a)	107,106
22,047	Mapfre S.A.	82,121
2,206	Mediaset Espana Comunicacion S.A.	27,804
6,056	Merlin Properties Socimi S.A. REIT	81,499
19,299	Red Electrica Corp. S.A.	413,449
28,500	Repsol S.A.	477,314
11,854	Siemens Gamesa Renewable Energy S.A.	193,945
47,895	Telefonica S.A.	542,312

		5,905,193

	Sweden — 5.9%
4,464	Alfa Laval AB	99,697
5,971	Atlas Copco AB, Class A	215,958
7,700	Boliden AB	241,734
2,051	Electrolux AB	70,135
5,613	Hennes & Mauritz AB, Class B	146,444
8,666	Hexagon AB, Class B	428,198
6,478	Husqvarna AB, Class B	65,899
1,087	ICA Gruppen AB	43,555
2,561	Industrivarden AB, Class C	62,118
2,506	Investor AB, Class B	118,847
2,507	Kinnevik AB	76,963
299	L E Lundbergforetagen AB, Class B	23,535
17,994	Nordea Bank AB	227,046
8,840	Securitas AB, Class B	147,216
7,907	Skandinaviska Enskilda Banken AB, Class A	100,137
6,869	Skanska AB, Class B	156,087
5,061	SKF AB, Class B	100,593
16,188	Svenska Handelsbanken AB, Class A	240,944
14,053	Swedbank AB, Class A	366,465
29,922	Tele2 AB, Class B	356,125
141,896	Telia Co., AB	667,033
5,913	Trelleborg AB, Class B	139,266
3,649	Volvo AB, Class B	61,980

		4,155,975

	Switzerland — 11.4%
5,229	ABB Ltd.	122,496
1,256	Adecco Group AG	95,824
772	Baloise Holding AG	124,034
91	Banque Cantonale Vaudoise	65,838
10,668	Clariant AG	247,898
239	DKSH Holding AG	18,822
377	EMS-Chemie Holding AG	262,324
254	Flughafen Zurich AG	64,780
661	Geberit AG	317,911
118	Givaudan S.A.	234,774
132	Helvetia Holding AG	73,778
13	Idorsia Ltd. (a)	243
751	Kuehne & Nagel International AG	130,782

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
1,703	Lonza Group AG	404,760
6,279	Nestle S.A.	530,007
16,266	Novartis AG	1,385,502
988	Pargesa Holding S.A.	78,847
191	Partners Group Holding AG	123,991
4,200	Roche Holding AG	1,063,311
937	Schindler Holding AG	202,078
84	SGS S.A.	185,656
23	Sika AG	158,499
2,234	Sonova Holding AG	362,335
641	Swiss Life Holding AG	233,935
1,070	Swiss Prime Site AG	96,548
905	Swiss Re AG	87,253
2,221	Swisscom AG	1,085,541
1,579	Temenos Group AG	152,636
291	Zurich Insurance Group AG	88,691

		7,999,094

	United Kingdom — 24.3%
11,617	3i Group plc	143,413
3,427	Admiral Group plc	93,488
15,059	Anglo American plc	249,102
5,242	AstraZeneca plc	312,439
13,861	BAE Systems plc	109,971
1,764	Bellway plc	74,280
4,816	Berkeley Group Holdings plc	222,106
85,892	BP plc	504,508
13,919	British American Tobacco plc	865,842
8,617	Bunzl plc	260,178
3,925	Burberry Group plc	88,538
2,095	Carnival plc	141,405
51,367	Centrica plc	134,565
25,703	Compass Group plc	548,429
4,129	Croda International plc	201,478
7,581	Daily Mail & General Trust plc, Class A	63,665
6,103	Diageo plc	197,108
16,234	DS Smith plc	103,413
7,199	easyJet plc	117,418
5,786	Experian plc	114,946
1,479	Ferguson plc	88,308
57,217	GlaxoSmithKline plc	1,139,018
10,033	Hammerson plc REIT	76,036
10,844	HSBC Holdings plc	108,602
6,126	IMI plc	97,283
2,042	Imperial Brands plc	84,096
6,722	Inchcape plc	71,256
8,688	Informa plc	79,685
7,233	Inmarsat plc	74,024
17,124	Intu Properties plc REIT	57,729
4,609	Investec plc	34,996
60,690	ITV plc	138,786
43,295	J Sainsbury plc	139,884
18,248	John Wood Group plc	147,272
4,426	Johnson Matthey plc	164,038
49,370	Kingfisher plc	191,593
36,292	Legal & General Group plc	128,500
49,658	Marks & Spencer Group plc	211,052
10,107	Meggitt plc	67,083
10,903	Micro Focus International plc	321,075
9,630	Mondi plc	253,649
55,185	National Grid plc	682,853
6,078	Next plc	316,819
2,295	Pennon Group plc	24,394

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
1,544	Polymetal International plc	18,802
6,392	Reckitt Benckiser Group plc	621,477
17,887	RELX plc	389,602
25,285	Rentokil Initial plc	96,905
5,274	Rio Tinto plc	247,177
30,516	Royal Dutch Shell plc, Class B	869,331
13,859	Royal Mail plc	73,694
48,187	Sage Group plc (The)	428,526
16,619	Segro plc REIT	115,663
11,536	Severn Trent plc	341,090
25,026	Smith & Nephew plc	435,451
6,410	Smiths Group plc	129,834
22,171	SSE plc	403,477
17,630	Tate & Lyle plc	156,328
17,201	Unilever plc	981,021
19,986	United Utilities Group plc	236,844
465,853	Vodafone Group plc	1,365,581
5,097	Whitbread plc	258,826
48,639	William Hill plc	160,757
52,830	Wm Morrison Supermarkets plc	167,556
16,772	WPP plc	342,045

		17,084,310

	Total Common Stocks (Cost $60,284,622)	69,125,786

Preferred Stocks — 0.9%
	Germany— 0.9%
2,774	FUCHS PETROLUB SE	164,679
3,296	Henkel AG & Co., KGaA	466,870

	Total Preferred Stocks (Cost $494,100)	631,549

NUMBER of RIGHTS
Rights — 0.0%
	France — 0.0%
105	Gecina S.A., expiring 8/1/17 (a)	—

	Total Rights (Cost $–)	—

	Total Investments — 99.4% (Cost $60,778,722)	69,757,335
	Other Assets in Excess of Liabilities — 0.6%	398,664

	NET ASSETS — 100.0%	$70,155,999

Percentages indicated are based on net assets.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.7%
Oil, Gas & Consumable Fuels	7.5
Diversified Telecommunication Services	7.0
Electric Utilities	6.4
Chemicals	5.5
Software	3.8
Insurance	3.3
Semiconductors & Semiconductor Equipment	3.2
IT Services	2.9
Banks	2.7
Wireless Telecommunication Services	2.5
Machinery	2.4
Media	2.4
Hotels, Restaurants & Leisure	2.1
Metals & Mining	2.1
Personal Products	1.9
Food Products	1.8
Food & Staples Retailing	1.8
Electrical Equipment	1.7
Professional Services	1.7
Health Care Providers & Services	1.6
Household Products	1.6
Tobacco	1.4
Paper & Forest Products	1.3
Auto Components	1.3
Health Care Equipment & Supplies	1.3
Construction & Engineering	1.3
Multi-Utilities	1.2
Energy Equipment & Services	1.1
Transportation Infrastructure	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	15.4

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,513,151
Aggregate gross unrealized depreciation	(1,534,538)

Net unrealized appreciation/depreciation	$8,978,613

Federal income tax cost of investments	$60,778,722

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$850,626	$—	$850,626
Belgium	—	1,342,914	—	1,342,914
Denmark	—	2,072,022	—	2,072,022
Finland	—	3,335,027	—	3,335,027
France	—	9,035,808	—	9,035,808
Germany	—	9,139,053	—	9,139,053
Ireland	186,795	111,033	—	297,828
Italy	117,992	1,163,604	—	1,281,596
Luxembourg	—	253,226	—	253,226
Netherlands	—	3,617,836	—	3,617,836
Norway	—	1,996,371	—	1,996,371
Portugal	—	758,907	—	758,907
Spain	—	5,905,193	—	5,905,193
Sweden	—	4,155,975	—	4,155,975
Switzerland	115,613	7,883,481	—	7,999,094
United Kingdom	224,422	16,859,888	—	17,084,310

Total Common Stocks	644,822	68,480,964	—	69,125,786

Preferred Stocks
Germany	—	631,549	—	631,549

Total Preferred Stocks	—	631,549	—	631,549

Total Investments in Securities	$644,822	$69,112,513	$—	$69,757,335

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 7.4%
14,810	AGL Energy Ltd.	285,592
2,471	Amcor Ltd.	30,333
9,823	Ansell Ltd.	172,592
26,965	APA Group	186,026
4,880	ASX Ltd.	204,109
50,450	Aurizon Holdings Ltd.	202,494
31,896	Boral Ltd.	176,757
4,114	Brambles Ltd.	30,418
5,610	Caltex Australia Ltd.	139,806
2,282	CIMIC Group Ltd.	75,699
2,210	Cochlear Ltd.	252,457
3,823	CSL Ltd.	385,176
38,840	CSR Ltd.	121,869
33,212	Dexus REIT	249,392
4,251	Flight Centre Travel Group Ltd.	147,861
54,855	GPT Group (The) REIT	210,318
37,992	Harvey Norman Holdings Ltd.	132,841
94,470	Healthscope Ltd.	157,247
16,470	Incitec Pivot Ltd.	42,051
133,369	Mirvac Group REIT	231,656
7,819	Orica Ltd.	124,303
49,271	Origin Energy Ltd. (a)	272,936
58,531	Qantas Airways Ltd.	248,761
4,887	Ramsay Health Care Ltd.	275,951
72,130	Scentre Group REIT	238,514
13,541	Sonic Healthcare Ltd.	241,665
43,244	Star Entertainment Group Ltd. (The)	174,450
35,392	Sydney Airport	190,771
56,088	Tabcorp Holdings Ltd.	187,414
46,091	Tatts Group Ltd.	147,499
89,025	Telstra Corp., Ltd.	292,052
21,355	Transurban Group	195,025
10,544	Wesfarmers Ltd.	343,583
11,539	WorleyParsons Ltd. (a)	108,902

		6,476,520

	Austria — 0.3%
4,923	OMV AG	278,873

	Belgium — 0.8%
835	Ageas	37,591
2,665	Colruyt S.A.	149,341
1,417	Groupe Bruxelles Lambert S.A.	145,331
5,511	Proximus SADP	193,792
790	Solvay S.A.	113,271
1,282	UCB S.A.	93,357

		732,683

	Canada — 3.7%
2,028	Agrium, Inc.	202,938
3,227	ARC Resources Ltd.	44,493
4,903	BCE, Inc.	230,137
1,787	Canadian Tire Corp., Ltd., Class A	203,977
4,221	Fortis, Inc.	153,910
10,004	Husky Energy, Inc. (a)	115,787
2,884	Hydro One Ltd. (b)	51,724
5,270	Imperial Oil Ltd.	151,242
8,750	Inter Pipeline Ltd.	172,789
2,563	Loblaw Cos., Ltd.	139,585
6,747	Metro, Inc., Class A	228,535
5,552	RioCan REIT	107,277

SHARES	SECURITY DESCRIPTION	VALUE($)
	Canada — continued
5,076	Rogers Communications, Inc., Class B	263,948
8,081	Shaw Communications, Inc., Class B	179,931
3,297	Suncor Energy Inc.	107,551
6,346	Teck Resources Ltd., Class B	137,736
6,269	TELUS Corp.	226,423
4,201	Thomson Reuters Corp.	192,402
1,916	Tourmaline Oil Corp. (a)	42,492
5,386	TransCanada Corp.	275,186

		3,228,063

	Denmark — 0.6%
941	Carlsberg A/S, Class B	104,544
2,433	Chr. Hansen Holding A/S	195,933
153	DONG Energy A/S (b)	7,381
1,338	H Lundbeck A/S	80,229
30,120	TDC A/S	185,857

		573,944

	Finland — 0.9%
1,285	Elisa OYJ	52,899
10,559	Fortum OYJ	172,662
5,525	Neste OYJ	239,530
1,297	Sampo OYJ, Class A	70,935
8,576	Stora Enso OYJ, Class R	114,659
4,649	UPM-Kymmene OYJ	126,560

		777,245

	France — 4.1%
1,736	Alstom S.A.	62,194
1,671	Arkema S.A.	190,218
1,789	Atos SE	271,991
2,295	Capgemini SE	249,855
2,595	Casino Guichard Perrachon S.A.	158,272
616	Christian Dior SE	175,408
2,060	Danone S.A.	153,717
2,781	Dassault Systemes SE	272,809
1,326	Eiffage S.A.	128,443
4,666	Eutelsat Communications S.A.	126,281
1,324	Faurecia	73,519
522	Iliad S.A.	129,494
3,209	Lagardere SCA	105,433
10,725	Orange S.A.	180,468
1,000	Pernod Ricard S.A.	138,744
2,322	SCOR SE	97,932
1,542	Sodexo S.A.	182,155
2,324	Thales S.A.	257,284
3,284	TOTAL S.A.	167,003
3,285	Valeo S.A.	227,448
1,060	Vinci S.A.	94,919
6,240	Vivendi S.A.	144,230

		3,587,817

	Germany — 2.8%
814	BASF SE	77,492
1,683	Beiersdorf AG	184,690
1,667	Covestro AG (b)	129,273
4,932	Deutsche Lufthansa AG	105,914
9,604	Deutsche Telekom AG	175,452
5,092	Evonik Industries AG	173,421
2,040	Fraport AG Frankfurt Airport Services
	Worldwide	204,283
2,314	Fresenius Medical Care AG & Co., KGaA	218,211
2,992	Fresenius SE & Co., KGaA	252,538

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,952	Hannover Rueck SE	246,378
11,681	Infineon Technologies AG	253,667
1,858	Merck KGaA	203,881
2,157	SAP SE	228,394
9,960	Telefonica Deutschland Holding AG	51,451

		2,505,045

	Hong Kong — 3.9%
10,300	ASM Pacific Technology Ltd.	133,115
52,000	Cathay Pacific Airways Ltd.	81,472
27,260	CK Hutchison Holdings Ltd.	358,718
23,000	CK Infrastructure Holdings Ltd.	214,376
26,000	CLP Holdings Ltd.	277,034
12,100	Hang Seng Bank Ltd.	263,061
132,647	Hong Kong & China Gas Co., Ltd.	250,711
10,000	Johnson Electric Holdings Ltd.	35,534
38,000	Link REIT	308,508
47,500	MTR Corp., Ltd.	274,293
133,000	New World Development Co., Ltd.	179,609
209,000	PCCW Ltd.	117,537
31,000	Power Assets Holdings Ltd.	307,048
192,200	Semiconductor Manufacturing
	International Corp. (a)	210,687
17,000	Swire Pacific Ltd., Class A	169,391
142,000	Xinyi Glass Holdings Ltd. (a)	146,728
252,000	Xinyi Solar Holdings Ltd.	79,307

		3,407,129

	Israel — 0.3%
2,344	Check Point Software Technologies Ltd. (a)	247,948

	Italy — 0.8%
1,926	Buzzi Unicem SpA	48,779
27,086	Italgas SpA	149,099
37,305	Parmalat SpA	135,223
2,577	Recordati SpA	110,128
15,438	Snam SpA	73,041
34,995	Terna Rete Elettrica Nazionale SpA	199,917

		716,187

	Japan — 22.9%
2,200	Aisin Seiki Co., Ltd.	114,376
79,000	ANA Holdings, Inc.	271,220
65,000	Aozora Bank Ltd.	249,798
11,600	Brother Industries Ltd.	295,968
8,500	Canon, Inc.	295,722
4,600	Capcom Co., Ltd.	113,943
1,300	Central Japan Railway Co.	209,205
14,200	Chubu Electric Power Co., Inc.	186,587
13,800	Chugoku Electric Power Co., Inc. (The)	151,289
3,700	COMSYS Holdings Corp.	75,800
8,100	Cosmo Energy Holdings Co., Ltd.	140,352
6,100	Credit Saison Co., Ltd.	117,495
12,000	Dai Nippon Printing Co., Ltd.	132,362
11,500	Daiichi Sankyo Co., Ltd.	250,804
1,300	Daito Trust Construction Co., Ltd.	219,731
4,500	DIC Corp.	169,733
12,000	Dowa Holdings Co., Ltd.	96,880
4,700	Ebara Corp.	137,494
7,300	Electric Power Development Co., Ltd.	184,964
1,200	FamilyMart UNY Holdings Co., Ltd.	67,208
33,000	Fuji Electric Co., Ltd.	181,690

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
6,700	FUJIFILM Holdings Corp.	246,281
28,700	Fujikura Ltd.	241,633
15,000	Fujitsu Ltd.	111,701
5,000	Fukuoka Financial Group, Inc.	23,052
6,600	Gree, Inc. (a)	50,706
4,600	Hankyu Hanshin Holdings, Inc.	164,181
2,200	Hikari Tsushin, Inc.	240,238
1,900	Hitachi Chemical Co., Ltd.	54,017
4,300	Hitachi High-Technologies Corp.	158,278
3,700	Hitachi Kokusai Electric, Inc.	95,384
9,400	Hokkaido Electric Power Co., Inc.	70,792
10,800	Hokuriku Electric Power Co.	99,991
8,100	Idemitsu Kosan Co., Ltd.	196,599
23,200	Inpex Corp.	225,772
18,400	ITOCHU Corp.	288,540
6,300	Japan Airlines Co., Ltd.	203,549
4,600	Japan Petroleum Exploration Co., Ltd.	95,530
67,400	JX Holdings, Inc.	299,595
20,000	Kaneka Corp.	160,263
16,600	Kansai Electric Power Co., Inc. (The)	222,890
81,000	Kawasaki Kisen Kaisha Ltd. (a)	201,111
10,600	KDDI Corp.	280,868
6,300	Keisei Electric Railway Co., Ltd.	172,400
4,200	Konami Holdings Corp.	219,046
6,400	Konica Minolta, Inc.	53,012
14,600	Kuraray Co., Ltd.	283,845
300	Kyowa Hakko Kirin Co., Ltd.	5,433
13,800	Kyushu Electric Power Co., Inc.	163,421
600	Lawson, Inc.	40,847
39,600	Marubeni Corp.	262,408
3,000	Mitsubishi Gas Chemical Co., Inc.	69,215
11,700	Mitsubishi Tanabe Pharma Corp.	278,527
158,900	Mizuho Financial Group, Inc.	282,584
2,600	Mochida Pharmaceutical Co., Ltd.	181,152
7,000	NH Foods Ltd.	207,055
2,500	Nihon M&A Center, Inc.	100,380
7,600	Nikon Corp.	133,910
10,000	Nippon Express Co., Ltd.	63,858
12,000	Nippon Kayaku Co., Ltd.	167,949
8,800	Nippon Paper Industries Co., Ltd.	175,444
2,600	Nippon Shokubai Co., Ltd.	170,095
5,900	Nippon Telegraph & Telephone Corp.	288,735
14,000	Nipro Corp.	189,908
19,000	Nissan Motor Co., Ltd.	188,656
6,000	Nisshin Steel Co., Ltd.	73,514
2,600	Nissin Foods Holdings Co., Ltd.	163,344
9,400	Nomura Real Estate Holdings, Inc.	186,319
3,400	Nomura Research Institute Ltd.	127,273
24,200	NTT Data Corp.	263,607
11,500	NTT DOCOMO, Inc.	267,053
6,000	Oji Holdings Corp.	30,771
60,000	Osaka Gas Co., Ltd.	240,307
3,000	Otsuka Corp.	196,521
5,900	Otsuka Holdings Co., Ltd.	259,832
1,900	Park24 Co., Ltd.	48,085
46,400	Resona Holdings, Inc.	239,037
1,100	Ricoh Co., Ltd.	10,343
3,500	Sankyo Co., Ltd.	114,878
2,500	Sawai Pharmaceutical Co., Ltd.	140,904
5,900	SBI Holdings, Inc.	84,409
3,300	SCREEN Holdings Co., Ltd.	220,580
3,200	SCSK Corp.	135,041

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
4,100	Sega Sammy Holdings, Inc.	55,320
12,200	Sekisui Chemical Co., Ltd.	224,728
14,800	Sekisui House Ltd.	256,191
5,800	Seven Bank Ltd.	22,953
1,700	Shimamura Co., Ltd.	211,383
7,000	Shimizu Corp.	73,962
8,900	Showa Denko K.K.	231,662
21,000	Showa Shell Sekiyu K.K.	228,748
4,200	Skylark Co., Ltd.	63,390
3,700	SoftBank Group Corp.	298,211
78,100	Sojitz Corp.	196,739
6,400	Square Enix Holdings Co., Ltd.	209,400
9,600	Sumitomo Dainippon Pharma Co., Ltd.	134,476
41,000	Sumitomo Osaka Cement Co., Ltd.	191,913
4,300	Suzuken Co., Ltd.	143,607
14,000	Taisei Corp.	134,008
1,400	Taisho Pharmaceutical Holdings Co., Ltd.	104,878
14,000	Takashimaya Co., Ltd.	128,070
2,700	Takeda Pharmaceutical Co., Ltd.	142,632
7,100	Teijin Ltd.	142,351
3,100	Terumo Corp.	117,211
16,700	Tohoku Electric Power Co., Inc.	227,501
9,400	Tokyo Broadcasting System Holdings, Inc.	177,671
17,600	Tokyo Electric Power Holdings Co., Inc. (a)	74,654
43,000	Tokyo Gas Co., Ltd.	228,151
5,500	Tokyo Tatemono Co., Ltd.	74,837
7,000	Tokyu Corp.	103,005
12,100	Tokyu Fudosan Holdings Corp.	72,583
21,000	Toppan Printing Co., Ltd.	221,922
17,000	Tosoh Corp.	201,282
5,800	Toyo Suisan Kaisha Ltd.	210,715
3,400	Toyota Industries Corp.	182,417
6,700	Toyota Motor Corp.	377,611
6,100	Tsumura & Co.	237,086
88,000	Ube Industries Ltd.	238,381
33,100	Yamada Denki Co., Ltd.	176,782
7,400	Yokohama Rubber Co., Ltd. (The)	149,019

		20,158,740

	Netherlands — 1.8%
761	Boskalis Westminster	27,218
1,398	Gemalto NV	71,216
1,580	Heineken Holding NV	155,218
9,810	Koninklijke Ahold Delhaize NV	200,653
1,846	Koninklijke DSM NV	136,176
47,970	Koninklijke KPN NV	173,955
3,049	Koninklijke Philips NV	116,520
3,730	NN Group NV	151,191
8,308	RELX NV	174,504
5,808	STMicroelectronics NV	98,488
5,596	Wolters Kluwer NV	248,873

		1,554,012

	New Zealand — 0.4%
20,370	Contact Energy Ltd.	82,023
85,783	Spark New Zealand Ltd.	241,617

		323,640

	Norway — 0.9%
12,815	Marine Harvest ASA	238,916

SHARES	SECURITY DESCRIPTION	VALUE($)
	Norway — continued
17,457	Orkla ASA	179,826
10,234	Telenor ASA	204,307
4,248	Yara International ASA	168,842

		791,891

	Portugal — 0.4%
49,996	EDP - Energias de Portugal S.A.	177,507
9,022	Galp Energia SGPS S.A.	144,537

		322,044

	Singapore — 2.4%
97,700	CapitaLand Mall Trust REIT	144,833
76,900	ComfortDelGro Corp., Ltd.	131,023
3,245	Flex Ltd. (a)	51,888
351,000	Golden Agri-Resources Ltd.	102,205
210,100	Hutchison Port Holdings Trust, Class U	99,735
1,900	Jardine Matheson Holdings Ltd.	121,199
2,600	Jardine Strategic Holdings Ltd.	106,020
50,100	Keppel Corp., Ltd.	236,932
59,200	Sembcorp Industries Ltd.	140,988
18,100	Singapore Airlines Ltd.	138,711
63,600	Singapore Press Holdings Ltd.	136,547
113,500	Singapore Telecommunications Ltd.	332,241
11,100	Venture Corp., Ltd.	107,833
92,600	Wilmar International Ltd.	227,959
49,900	Yangzijiang Shipbuilding Holdings Ltd.	52,068

		2,130,182

	South Korea — 10.7%
2,908	Celltrion, Inc. (a)	281,834
472	CJ CheilJedang Corp.	156,001
318	E-MART, Inc.	72,189
3,057	GS Holdings Corp.	206,063
3,844	Hankook Tire Co., Ltd.	214,814
602	Hanmi Pharm Co., Ltd. (a)	197,897
2,280	Hanmi Science Co., Ltd.	169,695
8,980	Hanon Systems	82,189
8,670	Hanwha Chemical Corp.	261,327
4,132	Hanwha Techwin Co., Ltd. (a)	147,471
494	Hyosung Corp.	73,952
238	Hyundai Construction Equipment Co., Ltd. (a)	77,947
297	Hyundai Electric & Energy System Co., Ltd. (a)	85,991
3,320	Hyundai Engineering & Construction Co., Ltd.	134,269
572	Hyundai Heavy Industries Co., Ltd. (a)	89,126
1,205	Hyundai Mobis Co., Ltd.	264,819
125	Hyundai Robotics Co., Ltd. (a)	49,205
4,115	Hyundai Steel Co.	230,385
11,646	Industrial Bank of Korea	160,879
2,656	Kakao Corp.	284,504
8,060	Kia Motors Corp.	263,375
7,335	Korea Electric Power Corp.	292,432
3,420	Korea Gas Corp. (a)	153,410
326	Korea Zinc Co., Ltd.	143,720
3,301	Korean Air Lines Co., Ltd. (a)	104,825
8,166	KT Corp.	288,068
2,375	KT&G Corp.	241,914
1,016	LG Corp.	68,445
9,438	LG Display Co., Ltd.	266,318
2,640	LG Electronics, Inc.	158,254
18,182	LG Uplus Corp.	270,300

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
827	Lotte Chemical Corp.	272,278
318	Lotte Shopping Co., Ltd.	74,698
409	NAVER Corp.	293,673
1,199	POSCO	358,279
900	Samsung Biologics Co., Ltd. (a)(b)	218,776
220	Samsung Electronics Co., Ltd.	473,106
1,282	Samsung Fine Chemicals Co., Ltd.	49,516
317	Samsung SDI Co., Ltd.	47,635
1,050	Samsung SDS Co., Ltd.	167,758
446	Shinsegae, Inc.	94,782
1,142	SK Holdings Co., Ltd.	276,986
6,435	SK Hynix, Inc.	378,329
1,844	SK Innovation Co., Ltd.	291,031
1,199	SK Telecom Co., Ltd.	296,455
2,827	SKC Co., Ltd.	91,507
2,761	S-Oil Corp.	287,609
15,206	Woori Bank	259,704

		9,423,740

	Spain — 1.9%
928	Acciona S.A.	79,325
1,836	Acerinox S.A.	23,571
419	ACS Actividades de Construccion y Servicios S.A.	16,046
1,132	Aena S.A. (b)	221,246
6,597	Enagas S.A.	186,450
7,948	Endesa S.A.	188,155
57	Ferrovial S.A.	1,229
8,326	Gas Natural SDG S.A.	194,861
7,715	Grifols S.A.	216,482
24,906	Iberdrola S.A.	196,332
2,612	Red Electrica Corp. S.A.	55,958
11,022	Repsol S.A.	184,595
5,067	Siemens Gamesa Renewable Energy S.A.	82,902

		1,647,152

	Sweden — 2.7%
1,707	Autoliv, Inc.	185,022
7,934	Boliden AB	249,080
3,371	Essity AB, Class B (a)	97,742
4,946	Getinge AB, Class B	85,857
4,260	Hexagon AB, Class B	210,492
4,071	Investor AB, Class B	193,067
4,324	Lundin Petroleum AB (a)	98,473
13,446	Securitas AB, Class B	223,921
9,330	Skanska AB, Class B	212,010
3,347	Svenska Cellulosa AB SCA, Class B	27,713
3,809	Svenska Handelsbanken AB, Class A	56,693
5,072	Swedish Match AB	178,399
19,754	Tele2 AB, Class B	235,108
40,176	Telia Co., AB	188,862
7,866	Trelleborg AB, Class B	185,264

		2,427,703

	Switzerland — 1.8%
1,279	Baloise Holding AG	205,492
8,592	Clariant AG (a)	199,657
3,932	Garmin Ltd.	197,347
330	Kuehne & Nagel International AG	57,467
112	Lonza Group AG	26,619
1,909	Novartis AG	162,604
1,275	Sonova Holding AG	206,794

SHARES	SECURITY DESCRIPTION	VALUE($)
	Switzerland — continued
97	Straumann Holding AG	54,778
515	Swiss Life Holding AG (a)	187,951
876	Swiss Prime Site AG (a)	79,043
367	Swisscom AG	179,376

		1,557,128

	United Kingdom — 2.9%
507	Antofagasta plc	6,331
28,880	BP plc	169,634
1,859	British American Tobacco plc ADR	116,250
5,955	Bunzl plc	179,803
2,116	easyJet plc	34,513
7,172	GlaxoSmithKline plc	142,773
6,304	Hammerson plc REIT	47,775
12,990	Inmarsat plc	132,942
5,992	International Game Technology plc	114,088
320	Johnson Matthey plc	11,860
22,140	Kingfisher plc	85,920
7,846	Land Securities Group plc REIT	105,807
1,693	Micro Focus International plc	49,856
6,208	Mondi plc	163,515
13,803	Royal Mail plc	73,396
24,764	Sage Group plc (The)	220,225
5,715	Severn Trent plc	168,978
10,816	Smith & Nephew plc	188,198
12,936	Tate & Lyle plc	114,706
13,219	United Utilities Group plc	156,652
11,146	William Hill plc	36,839
39,543	Wm Morrison Supermarkets plc	125,415
7,050	WPP plc	143,776

		2,589,252

	United States — 24.9%
6,462	AGNC Investment Corp. REIT	136,865
1,979	Alaska Air Group, Inc.	168,670
1,756	Albemarle Corp.	203,345
5,272	Alcoa Corp. (a)	191,901
349	Alleghany Corp. (a)	214,056
6,164	Alliant Energy Corp.	249,827
2,066	Allstate Corp. (The)	188,006
3,859	Amdocs Ltd. (Guernsey)	259,209
3,592	Ameren Corp.	201,511
186	American Water Works Co., Inc.	15,085
12,963	Annaly Capital Management, Inc. REIT	155,945
1,378	ANSYS, Inc. (a)	178,520
4,167	Antero Resources Corp. (a)	85,924
1,482	Anthem, Inc.	275,963
1,397	Arrow Electronics, Inc. (a)	113,562
2,554	Ashland Global Holdings, Inc.	165,933
798	Assurant, Inc.	84,005
7,585	AT&T, Inc.	295,815
3,226	AutoNation, Inc. (a)	136,718
3,071	Avery Dennison Corp.	285,388
3,571	Avnet, Inc.	137,055
3,539	Axis Capital Holdings Ltd. (Bermuda)	228,549
1,444	Becton, Dickinson & Co.	290,822
4,175	Bemis Co., Inc.	176,895
3,420	Broadridge Financial Solutions, Inc.	259,441
822	C.R. Bard, Inc.	263,533
6,131	CA Technologies, Inc.	190,306
3,856	Cars.com Inc. (a)	93,701
2,512	Celanese Corp., Class A	241,579
6,967	CenturyLink, Inc.	162,122

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
2,764	Chevron Corp.	301,801
4,795	Church & Dwight Co., Inc.	255,813
104	Cigna Corp.	18,050
2,445	Cincinnati Financial Corp.	186,211
2,013	Cintas Corp.	271,453
2,793	CMS Energy Corp.	129,148
2,066	CNA Financial Corp.	107,329
3,572	Commerce Bancshares, Inc.	207,319
2,306	Consolidated Edison, Inc.	191,075
1,460	Constellation Brands, Inc., Class A	282,291
2,838	Darden Restaurants, Inc.	238,051
810	DaVita, Inc. (a)	52,472
3,541	DENTSPLY SIRONA, Inc.	219,648
2,503	Dr. Pepper Snapple Group, Inc.	228,174
3,752	DST Systems, Inc.	205,985
2,369	DTE Energy Co.	253,625
2,324	Eastman Chemical Co.	193,264
1,497	Edgewell Personal Care Co. (a)	108,083
1,015	Everest Re Group Ltd. (Bermuda)	266,326
4,188	Eversource Energy	254,589
2,894	Fidelity National Information Services, Inc.	263,991
3,235	Foot Locker, Inc.	152,660
8,727	Frontier Communications Corp.	133,610
4,370	Gentex Corp.	74,377
1,593	Genuine Parts Co.	135,294
2,281	Harris Corp.	261,106
2,477	Hasbro, Inc.	262,265
1,753	Helmerich & Payne, Inc.	88,737
1,367	Henry Schein, Inc. (a)	249,081
4,402	HollyFrontier Corp.	126,954
5,236	Hormel Foods Corp.	178,914
1,172	IAC/Interactive Corp. (a)	122,626
1,316	Ingredion, Inc.	162,289
7,756	Intel Corp.	275,105
1,729	International Flavors & Fragrances, Inc.	230,268
3,902	Interpublic Group of Cos., Inc. (The)	84,322
3,861	Jabil Circuit, Inc.	117,761
1,709	JM Smucker Co. (The)	208,327
2,396	Johnson & Johnson	317,997
1,469	L3 Technologies, Inc.	257,031
1,730	Laboratory Corp. of America Holdings (a)	274,914
1,154	Lam Research Corp.	184,017
4,530	Leggett & Platt, Inc.	218,255
3,230	Leucadia National Corp.	84,077
3,828	Level 3 Communications, Inc. (a)	224,627
1,736	McCormick & Co., Inc. (Non-Voting)	165,441
5,984	MDU Resources Group, Inc.	157,678
2,373	Molson Coors Brewing Co., Class B	211,150
2,487	Murphy Oil Corp.	66,104
4,182	NiSource, Inc.	108,983
976	Northrop Grumman Corp.	256,815
112	NVR, Inc. (a)	292,369
4,534	Old Republic International Corp.	88,957
3,890	Patterson Cos., Inc.	162,291
2,538	PG&E Corp.	171,797
2,902	Pinnacle West Capital Corp.	251,690
1,499	Public Service Enterprise Group, Inc.	67,410
4,529	PulteGroup, Inc.	110,598
786	Quest Diagnostics, Inc.	85,132
1,617	Raytheon Co.	277,752

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
1,662	RenaissanceRe Holdings Ltd. (Bermuda)	244,164
3,982	Republic Services, Inc., Class A	255,724
3,283	SCANA Corp.	211,327
2,207	Scripps Networks Interactive, Inc., Class A	192,914
4,277	Southwest Airlines Co.	237,416
27,650	Sprint Corp. (a)	220,647
5,122	Symantec Corp.	158,731
3,453	Synopsys, Inc. (a)	264,396
6,260	TEGNA, Inc.	92,836
1,527	Tesoro Corp.	151,982
3,838	T-Mobile US, Inc. (a)	236,651
3,195	Torchmark Corp.	252,309
2,357	Tyson Foods, Inc., Class A	149,340
1,912	United Continental Holdings, Inc. (a)	129,404
1,709	Universal Health Services, Inc., Class B	189,408
1,384	Valero Energy Corp.	95,455
6,104	Verizon Communications, Inc.	295,434
3,510	W.R. Berkley Corp.	242,085
1,636	Wal-Mart Stores, Inc.	130,864
657	Walt Disney Co. (The)	72,224
1,274	Waters Corp. (a)	220,963
3,497	Westlake Chemical Corp.	246,049
2,571	Wyndham Worldwide Corp.	268,335
5,416	Xcel Energy, Inc.	256,231
3,952	Xylem, Inc.	224,197
732	Zimmer Biomet Holdings, Inc.	88,806

		21,911,622

	Total Common Stocks (Cost $76,614,056)	87,368,560

Preferred Stock — 0.1%
	Germany— 0.1%
887	Henkel AG & Co., KGaA	125,642

	Total Preferred Stock (Cost $118,059)	125,642

	Total Investments — 99.4% (Cost $76,732,115)	87,494,202
	Other Assets in Excess of
	Liabilities — 0.6%	485,357

	NET ASSETS — 100.0%	$87,979,559

Percentages indicated are based on net assets.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.1%
Chemicals	6.4
Diversified Telecommunication Services	5.8
Electric Utilities	5.5
Insurance	3.7
Pharmaceuticals	3.7
Health Care Providers & Services	3.1
Food Products	3.1
IT Services	3.1
Software	2.8
Health Care Equipment & Supplies	2.4
Wireless Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	2.2
Banks	2.0
Airlines	2.0
Auto Components	2.0
Equity Real Estate Investment Trusts (REITs)	1.9
Hotels, Restaurants & Leisure	1.8
Multi-Utilities	1.8
Household Durables	1.8
Metals & Mining	1.7
Media	1.7
Industrial Conglomerates	1.6
Gas Utilities	1.6
Technology Hardware, Storage & Peripherals	1.6
Road & Rail	1.5
Electronic Equipment, Instruments & Components	1.4
Aerospace & Defense	1.4
Commercial Services & Supplies	1.4
Beverages	1.3
Food & Staples Retailing	1.2
Specialty Retail	1.1
Real Estate Management & Development	1.1
Trading Companies & Distributors	1.1
Transportation Infrastructure	1.0
Construction & Engineering	1.0
Biotechnology	1.0
Others (each less than 1.0%)	12.7

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,873,853
Aggregate gross unrealized depreciation	(2,111,766)

Net unrealized appreciation/depreciation	$10,762,087

Federal income tax cost of investments	$76,732,115

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,476,520	$—	$6,476,520
Austria	—	278,873	—	278,873
Belgium	—	732,683	—	732,683
Canada	3,228,063	—	—	3,228,063
Denmark	—	573,944	—	573,944
Finland	—	777,245	—	777,245
France	—	3,587,817	—	3,587,817
Germany	—	2,505,045	—	2,505,045
Hong Kong	—	3,407,129	—	3,407,129
Israel	247,948	—	—	247,948
Italy	394,450	321,737	—	716,187
Japan	—	20,158,740	—	20,158,740
Netherlands	—	1,554,012	—	1,554,012
New Zealand	—	323,640	—	323,640
Norway	—	791,891	—	791,891
Portugal	—	322,044	—	322,044
Singapore	51,888	2,078,294	—	2,130,182
South Korea	213,143	9,210,597	—	9,423,740
Spain	—	1,647,152	—	1,647,152
Sweden	282,764	2,144,939	—	2,427,703
Switzerland	276,390	1,280,738	—	1,557,128
United Kingdom	267,176	2,322,076	—	2,589,252
United States	21,911,622	—	—	21,911,622

Total Common Stocks	26,873,444	60,495,116	—	87,368,560

Preferred Stock
Germany	—	125,642	—	125,642

Total Preferred Stock	—	125,642	—	125,642

Total Investments in Securities	$26,873,444	$60,620,758	$—	$87,494,202

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 100.2%
	Exchange Traded Fund — 100.2%
750,755	JPMorgan Diversified Return International Equity ETF (a)	$43,025,769

	Total Exchange Traded Fund (Cost $37,992,895)	43,025,769

	Total Investments — 100.2% (Cost $37,992,895)	43,025,769
	Liabilities in Excess of Other Assets — (0.2)%	(97,094)

	NET ASSETS — 100.0%	$42,928,675

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,141,259	AUD	National Australia Bank Limited	08/03/2017	3,305,805	3,312,869	7,064
		National Australia Capital
306,340	AUD	Markets	08/03/2017	241,293	245,062	3,769
305,636	AUD	Citigroup	09/05/2017	243,857	244,390	533
814,310	CHF	ANZ	08/03/2017	843,993	842,317	(1,676)
66,621	CHF	Citigroup	09/05/2017	69,192	69,065	(127)
3,387,309	DKK	Citigroup	08/03/2017	537,227	539,288	2,061
159,670	DKK	Citigroup	09/05/2017	25,359	25,471	112
107,452	EUR	Royal Bank of Canada	08/03/2017	123,641	127,224	3,583
7,242,421	EUR	Citigroup	08/03/2017	8,538,464	8,575,056	36,592
277,015	EUR	State Street	08/03/2017	316,359	327,987	11,628
388,119	EUR	National Australia Bank Limited	09/05/2017	458,362	460,402	2,040
138,288	EUR	Royal Bank of Canada	09/05/2017	163,597	164,043	446
251,336	GBP	Royal Bank of Canada	08/03/2017	326,753	331,650	4,897
217,377	GBP	BNP Paribas	08/03/2017	282,904	286,839	3,935
6,650,863	GBP	Citigroup	08/03/2017	8,767,912	8,776,124	8,212
137,621	GBP	Royal Bank of Canada	09/05/2017	181,758	181,814	56
17,205,352	HKD	Royal Bank of Canada	08/03/2017	2,203,046	2,202,968	(78)
1,108,272	HKD	Citigroup	08/03/2017	141,976	141,903	(73)
370,071	HKD	National Australia Bank Limited	09/05/2017	47,424	47,431	7
13,851,907	JPY	Royal Bank of Canada	08/03/2017	122,483	125,665	3,182
1,230,487,841	JPY	Citigroup	08/03/2017	11,134,483	11,162,994	28,511
29,298,279	JPY	Royal Bank of Canada	09/05/2017	265,749	266,210	461
5,084,879,974	KRW (b)	Goldman Sachs	08/03/2017	4,531,979	4,543,600	11,621
107,049,741	KRW (b)	Goldman Sachs	09/05/2017	95,407	95,599	192
3,424,784	NOK	National Australia Bank Limited	08/03/2017	433,674	435,598	1,924
352,918	NZD	ANZ	08/03/2017	264,663	265,025	362

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,051,166	SEK	Citigroup	08/03/2017	1,366,597	1,369,026	2,429
410,427	SEK	Royal Bank of Canada	09/05/2017	50,842	50,946	104
29,576	SGD	Royal Bank of Canada	08/03/2017	21,417	21,826	409
1,533,508	SGD	HSBC	08/03/2017	1,129,863	1,131,665	1,802
32,605	SGD	National Australia Bank Limited	09/05/2017	24,046	24,073	27

				46,260,125	46,394,130	134,005

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
68,898	AUD	Citigroup	08/03/2017	52,816	55,116	(2,300)
		National Australia Capital
4,378,701	AUD	Markets	08/03/2017	3,359,441	3,502,815	(143,374)
4,141,259	AUD	National Australia Bank Limited	09/05/2017	3,304,489	3,311,402	(6,913)
814,310	CHF	UBS	08/03/2017	851,642	842,316	9,326
814,310	CHF	ANZ	09/05/2017	845,734	844,195	1,539
3,387,309	DKK	HSBC	08/03/2017	520,320	539,288	(18,968)
3,387,309	DKK	Citigroup	09/05/2017	538,194	540,364	(2,170)
		National Australia Capital
7,530,819	EUR	Markets	08/03/2017	8,600,383	8,916,519	(316,136)
96,071	EUR	UBS	08/03/2017	111,965	113,748	(1,783)
7,242,421	EUR	Citigroup	09/05/2017	8,553,049	8,591,250	(38,201)
		National Australia Capital
33,223	GBP	Markets	08/03/2017	42,867	43,839	(972)
7,086,352	GBP	State Street	08/03/2017	9,213,478	9,350,774	(137,296)
222,020	GBP	Royal Bank of Canada	09/05/2017	293,077	293,314	(237)
6,650,863	GBP	Citigroup	09/05/2017	8,777,383	8,786,560	(9,177)
995,360	HKD	Citigroup	08/03/2017	127,539	127,446	93
		National Australia Capital
17,318,264	HKD	Markets	08/03/2017	2,220,370	2,217,426	2,944
1,430,687	HKD	National Australia Bank Limited	09/05/2017	183,346	183,365	(19)
17,071,690	HKD	Royal Bank of Canada	09/05/2017	2,187,874	2,188,011	(137)
43,450,113	JPY	Citigroup	08/03/2017	387,159	394,180	(7,021)
		National Australia Capital
1,200,889,635	JPY	Markets	08/03/2017	10,700,503	10,894,479	(193,976)
1,230,487,841	JPY	Citigroup	09/05/2017	11,150,020	11,180,466	(30,446)
5,084,879,974	KRW (b)	Goldman Sachs	08/03/2017	4,446,069	4,543,600	(97,531)
5,371,215,330	KRW (b)	Goldman Sachs	09/05/2017	4,787,947	4,796,672	(8,725)
3,424,784	NOK	HSBC	08/03/2017	409,080	435,598	(26,518)
3,424,784	NOK	National Australia Bank Limited	09/05/2017	433,988	435,936	(1,948)
612,553	NOK	Goldman Sachs	09/05/2017	77,621	77,971	(350)
352,918	NZD	UBS	08/03/2017	258,241	265,025	(6,784)
5,486	NZD	Royal Bank of Canada	09/05/2017	4,110	4,117	(7)
352,918	NZD	ANZ	09/05/2017	264,508	264,854	(346)
11,051,166	SEK	Merrill Lynch	08/03/2017	1,312,365	1,369,026	(56,661)
11,051,166	SEK	Citigroup	09/05/2017	1,369,097	1,371,766	(2,669)

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,563,084	SGD	HSBC	08/03/2017	1,135,857	1,153,492	(17,635)
96,829	SGD	National Australia Bank Limited	09/05/2017	71,356	71,491	(135)
1,533,508	SGD	HSBC	09/05/2017	1,130,381	1,132,218	(1,837)

				87,722,269	88,838,639	(1,116,370)

Notes to Schedule of Portfolio Investments:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD		Singapore Dollar

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)		Non-deliverable forwards.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,032,874
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$5,032,874

Federal income tax cost of investments	$37,992,895

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$43,025,769	$—	$—	$43,025,769

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$149,861	$—	$149,861

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,132,226	$—	$1,132,226

There were no transfers between level 1 and level 2 during the period ended July 31, 2017.

B. Derivatives — Certain Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). Certain Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Forward Foreign Currency Exchange Contracts — The International Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of July 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Australia — 7.1%
184,651	AGL Energy Ltd.	3,560,761
170,053	Ansell Ltd.	2,987,863
369,144	APA Group	2,546,650
129,007	Bendigo & Adelaide Bank Ltd.	1,147,500
137,870	BlueScope Steel Ltd.	1,452,398
325,579	Boral Ltd.	1,804,254
31,407	Cochlear Ltd.	3,587,740
34,339	CSL Ltd.	3,459,731
531,939	CSR Ltd.	1,669,079
481,591	Dexus REIT	3,616,305
277,347	Downer EDI Ltd.	1,411,718
854,844	GPT Group (The) REIT	3,277,533
425,684	Harvey Norman Holdings Ltd.	1,488,424
1,259,728	Healthscope Ltd.	2,096,840
341,516	Incitec Pivot Ltd.	871,956
271,852	Metcash Ltd.	569,976
411,619	Mirvac Group REIT	714,964
679,851	Origin Energy Ltd. (a)	3,766,026
520,848	Qantas Airways Ltd.	2,213,642
61,106	Ramsay Health Care Ltd.	3,450,428
198,287	Sonic Healthcare Ltd.	3,538,815
124,549	Star Entertainment Group Ltd. (The)	502,441
903,933	Tabcorp Holdings Ltd.	3,020,426
837,701	Tatts Group Ltd.	2,680,790
967,721	Telstra Corp., Ltd.	3,174,674
201,059	Transurban Group	1,836,176
1,356,548	Vicinity Centres REIT	2,985,547
678,558	Vocus Group Ltd.	1,892,927
86,452	Woodside Petroleum Ltd.	2,020,436
9,027	WorleyParsons Ltd. (a)	85,195

		67,431,215

	Austria — 0.8%
71,166	OMV AG	4,031,338
59,973	voestalpine AG	3,039,657

		7,070,995

	Belgium — 1.1%
49,540	Colruyt S.A.	2,776,126
18,042	Groupe Bruxelles Lambert S.A.	1,850,426
87,807	Proximus SADP	3,087,703
38,001	Umicore S.A. (a)	3,050,790

		10,765,045

	Denmark — 1.2%
39,323	Chr. Hansen Holding A/S	3,166,737
4,187	DSV A/S	270,337
32,924	H Lundbeck A/S	1,974,181
12,841	ISS A/S	526,415
436,113	TDC A/S	2,691,058
97,763	William Demant Holding A/S (a)	2,597,461

		11,226,189

	Finland — 1.6%
64,595	Elisa OYJ	2,659,165
73,901	Fortum OYJ	1,208,435
51,937	Kesko OYJ, Class B	2,626,138
80,884	Neste OYJ	3,506,635
18,646	Nokian Renkaat OYJ	760,275
50,632	Orion OYJ, Class B	2,558,971

SHARES	SECURITY DESCRIPTION	VALUE($)
	Finland — continued
78,846	UPM-Kymmene OYJ	2,146,426

		15,466,045

	France — 4.9%
21,192	Arkema S.A.	2,412,392
26,309	Atos SE	3,999,891
35,200	Capgemini SE	3,832,195
17,616	Casino Guichard Perrachon S.A.	1,074,417
12,916	Christian Dior SE	3,677,869
39,735	Dassault Systemes SE	3,897,897
30,547	Eiffage S.A.	2,958,947
28,484	Eutelsat Communications S.A.	770,895
4,724	Gecina S.A. REIT	714,229
19,491	Ingenico Group S.A.	2,044,508
4,790	Ipsen S.A.	613,093
76,758	Lagardere SCA	2,521,924
5,348	Publicis Groupe S.A.	404,396
76,470	SCOR SE	3,225,176
16,466	Sodexo S.A.	1,945,116
33,892	Thales S.A.	3,752,101
55,118	TOTAL S.A.	2,802,945
20,222	Valeo S.A.	1,400,138
26,379	Vinci S.A.	2,362,135
109,167	Vivendi S.A.	2,523,261

		46,933,525

	Germany — 4.1%
30,945	Axel Springer SE	1,964,967
30,225	Beiersdorf AG	3,316,847
1,330	Brenntag AG	75,367
111,187	Deutsche Telekom AG	2,031,240
80,803	Evonik Industries AG	2,751,945
39,702	Fraport AG Frankfurt Airport Services Worldwide	3,975,708
38,137	Fresenius Medical Care AG & Co., KGaA	3,596,326
42,002	Fresenius SE & Co., KGaA	3,545,157
26,660	Hannover Rueck SE	3,364,979
2,964	HOCHTIEF AG	529,053
172,106	Infineon Technologies AG	3,737,488
13,053	Innogy SE (b)	548,223
27,055	Merck KGaA	2,968,782
11,164	OSRAM Licht AG	930,341
28,189	SAP SE	2,984,789
33,385	Suedzucker AG	712,547
366,441	Telefonica Deutschland Holding AG	1,892,940

		38,926,699

	Hong Kong — 5.4%
143,900	ASM Pacific Technology Ltd.	1,859,727
926,000	Cathay Pacific Airways Ltd.	1,450,823
320,042	CK Hutchison Holdings Ltd.	4,211,473
366,000	CK Infrastructure Holdings Ltd.	3,411,371
360,000	CLP Holdings Ltd.	3,835,853
2,338,000	FIH Mobile Ltd.	781,184
606,000	First Pacific Co., Ltd.	453,528
2,036,061	Hong Kong & China Gas Co., Ltd.	3,848,274
427,500	Link REIT	3,470,721
310,000	Melco International Development Ltd. (a)	732,528
635,500	MTR Corp., Ltd.	3,669,748

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
583,000	New World Development Co., Ltd.	787,311
5,223,000	PCCW Ltd.	2,937,300
374,500	Power Assets Holdings Ltd.	3,709,338
2,880,800	Semiconductor Manufacturing International Corp. (a)	3,157,898

269,000	Swire Pacific Ltd., Class A	2,680,358
673,000	Techtronic Industries Co., Ltd.	2,990,338
261,000	Wheelock & Co., Ltd.	1,966,765
1,366,000	Xinyi Glass Holdings Ltd. (a)	1,411,485
2,116,400	Xinyi Solar Holdings Ltd.	666,054
836,000	Yue Yuen Industrial Holdings Ltd.	3,451,566

		51,483,643

	Ireland — 0.1%
5,433	Ryanair Holdings plc ADR (a)	615,722

	Italy — 1.3%
456,164	Davide Campari-Milano SpA	3,372,122
93,256	Italgas SpA	513,342
720,105	Parmalat SpA	2,610,225
15,839	Recordati SpA	676,880
308,981	Snam SpA	1,461,868
594,476	Terna Rete Elettrica Nazionale SpA	3,396,086

		12,030,523

	Japan — 25.1%
139,300	Alfresa Holdings Corp.	2,563,698
796,000	ANA Holdings, Inc.	2,732,797
758,000	Aozora Bank Ltd.	2,913,031
121,700	Brother Industries Ltd.	3,105,111
91,300	Canon Marketing Japan, Inc.	2,016,690
118,500	Canon, Inc.	4,122,714
101,600	Capcom Co., Ltd.	2,516,650
15,900	Central Japan Railway Co.	2,558,739
208,300	Chubu Electric Power Co., Inc.	2,737,053
240,900	Chugoku Electric Power Co., Inc. (The)	2,640,973
146,300	COMSYS Holdings Corp.	2,997,180
38,300	Credit Saison Co., Ltd.	737,715
160,000	Denka Co., Ltd.	888,581
74,800	DIC Corp.	2,821,339
97,600	Electric Power Development Co., Ltd.	2,472,950
10,800	FamilyMart UNY Holdings Co., Ltd.	604,871
299,000	Fuji Electric Co., Ltd.	1,646,224
92,700	FUJIFILM Holdings Corp.	3,407,500
440,400	Fujikura Ltd.	3,707,843
93,600	Gree, Inc. (a)	719,108
224,500	Gunma Bank Ltd. (The)	1,315,337
221,900	Hachijuni Bank Ltd. (The)	1,408,811
88,800	Hankyu Hanshin Holdings, Inc.	3,169,405
35,100	Hikari Tsushin, Inc.	3,832,895
12,600	Hitachi Capital Corp.	299,749
123,700	Hitachi Chemical Co., Ltd.	3,516,763
82,200	Hitachi High-Technologies Corp.	3,025,689
34,800	Hitachi Kokusai Electric, Inc.	897,125
169,700	Hokuriku Electric Power Co.	1,571,151
102,600	Idemitsu Kosan Co., Ltd.	2,490,257
34,500	Iida Group Holdings Co., Ltd.	589,467
296,300	Inpex Corp.	2,883,455
77,200	Itochu Techno-Solutions Corp.	2,688,228

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
94,700	Japan Airlines Co., Ltd.	3,059,703
78,300	Japan Petroleum Exploration Co., Ltd.	1,626,082
875,100	JX Holdings, Inc.	3,889,844
31,500	Kagome Co., Ltd.	956,882
33,000	Kajima Corp.	287,748
313,000	Kaneka Corp.	2,508,121
226,700	Kansai Electric Power Co., Inc. (The)	3,043,927
864,000	Kawasaki Kisen Kaisha Ltd. (a)	2,145,190
145,500	KDDI Corp.	3,855,310
60,000	Keio Corp.	502,458
21,900	Keisei Electric Railway Co., Ltd.	599,296
145,300	Konica Minolta, Inc.	1,203,549
49,400	K’s Holdings Corp.	991,745
127,400	Kuraray Co., Ltd.	2,476,838
210,400	Kyushu Electric Power Co., Inc.	2,491,577
225,600	Leopalace21 Corp.	1,608,776
64,100	Lintec Corp.	1,556,129
94,500	Matsui Securities Co., Ltd.	773,456
180,600	Mebuki Financial Group, Inc.	695,224
118,600	Medipal Holdings Corp.	2,170,314
45,300	Miraca Holdings, Inc.	2,067,147
141,400	Mitsubishi Gas Chemical Co., Inc.	3,262,324
161,800	Mitsubishi Tanabe Pharma Corp.	3,851,761
139,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	743,661
44,300	Mochida Pharmaceutical Co., Ltd.	3,086,546
230,000	Nagoya Railroad Co., Ltd.	1,054,775
124,000	NH Foods Ltd.	3,667,833
26,700	Nichirei Corp.	750,417
10,700	Nifco, Inc.	617,171
124,000	Nippo Corp.	2,522,678
289,000	Nippon Express Co., Ltd.	1,845,500
123,900	Nippon Paper Industries Co., Ltd.	2,470,176
29,900	Nippon Shokubai Co., Ltd.	1,956,091
80,000	Nippon Telegraph & Telephone Corp.	3,915,057
250,500	Nipro Corp.	3,397,991
207,300	Nisshin Seifun Group, Inc.	3,404,152
41,700	Nissin Foods Holdings Co., Ltd.	2,619,791
76,300	Nomura Real Estate Holdings, Inc.	1,512,355
62,800	Nomura Research Institute Ltd.	2,350,816
148,900	NTT DOCOMO, Inc.	3,457,755
69,500	NTT Urban Development Corp.	711,085
14,700	Oracle Corp. Japan	988,058
863,000	Osaka Gas Co., Ltd.	3,456,422
14,100	Otsuka Corp.	923,649
676,400	Resona Holdings, Inc.	3,484,584
29,300	Sankyo Co., Ltd.	961,697
15,800	Sapporo Holdings Ltd.	430,336
22,000	Sawai Pharmaceutical Co., Ltd.	1,239,958
70,000	SBI Holdings, Inc.	1,001,460
30,200	SCSK Corp.	1,274,446
64,000	Sega Sammy Holdings, Inc.	863,535
63,000	Sekisui Chemical Co., Ltd.	1,160,482
202,500	Sekisui House Ltd.	3,505,313
77,800	Shimachu Co., Ltd.	1,946,850
22,700	Shimamura Co., Ltd.	2,822,589
56,300	Showa Denko K.K.	1,465,455
317,500	Showa Shell Sekiyu K.K.	3,458,449
151,500	SKY Perfect JSAT Holdings, Inc.	680,088

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
81,000	Skylark Co., Ltd.	1,222,524
53,700	SoftBank Group Corp.	4,328,089
1,261,800	Sojitz Corp.	3,178,564
41,700	Square Enix Holdings Co., Ltd.	1,364,372
36,100	Sumitomo Dainippon Pharma Co., Ltd.	505,687
650,000	Sumitomo Osaka Cement Co., Ltd.	3,042,530
46,600	Suzuken Co., Ltd.	1,556,297
401,000	Taisei Corp.	3,838,386
17,900	Taisho Pharmaceutical Holdings Co., Ltd.	1,340,936
70,000	Takashimaya Co., Ltd.	640,349
275,000	Tobu Railway Co., Ltd.	1,456,086
27,500	Toho Co., Ltd.	991,029
189,000	Toho Gas Co., Ltd.	1,280,813
205,200	Tohoku Electric Power Co., Inc.	2,795,399
81,800	Toyo Suisan Kaisha Ltd.	2,971,806
61,000	Toyota Industries Corp.	3,272,768
90,900	Tsumura & Co.	3,532,968
1,016,000	Ube Industries Ltd.	2,752,215
212,900	Yamada Denki Co., Ltd.	1,137,066
136,000	Yamaguchi Financial Group, Inc.	1,600,698
39,200	Yamaha Corp.	1,386,238
123,500	Yokohama Rubber Co., Ltd. (The)	2,487,005
80,000	Zeon Corp.	998,089

		238,649,635

	Luxembourg — 0.1%
14,412	RTL Group S.A.	1,121,193

	Netherlands — 2.5%
11,475	Boskalis Westminster	410,421
15,894	Gemalto NV	809,657
36,477	Heineken Holding NV	3,583,464
53,216	NN Group NV	2,157,044
48,959	QIAGEN NV (a)	1,607,814
163,203	RELX NV	3,427,971
254,033	Royal Dutch Shell plc, Class A	7,174,254
79,000	STMicroelectronics NV	1,339,631
75,540	Wolters Kluwer NV	3,359,512

		23,869,768

	New Zealand — 0.6%
353,835	Fletcher Building Ltd.	2,124,050
1,310,679	Spark New Zealand Ltd.	3,691,672

		5,815,722

	Norway — 1.2%
173,701	Marine Harvest ASA	3,238,394
251,531	Norsk Hydro ASA	1,623,015
200,910	Orkla ASA	2,069,585
82,057	Telenor ASA	1,638,149
62,214	Yara International ASA	2,472,771

		11,041,914

	Portugal — 0.6%
748,007	EDP - Energias de Portugal S.A.	2,655,750
173,947	Galp Energia SGPS S.A.	2,786,712
32,751	Jeronimo Martins SGPS S.A.	644,155

		6,086,617

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — 3.1%
496,500	Ascendas REIT	988,437
1,601,100	CapitaLand Mall Trust REIT	2,373,507
716,500	ComfortDelGro Corp., Ltd.	1,220,781
7,790,100	Golden Agri-Resources Ltd.	2,268,329
2,849,200	Hutchison Port Holdings Trust, Class U	1,352,524
11,500	Jardine Matheson Holdings Ltd.	733,573
30,200	Jardine Strategic Holdings Ltd.	1,231,460
637,700	Keppel Corp., Ltd.	3,015,804
761,500	Sembcorp Industries Ltd.	1,813,560
831,600	Singapore Press Holdings Ltd.	1,785,419
1,362,700	Singapore Telecommunications Ltd.	3,988,943
771,700	StarHub Ltd.	1,554,289
858,800	Suntec REIT	1,203,979
194,800	Venture Corp., Ltd.	1,892,421
1,283,800	Wilmar International Ltd.	3,160,407
747,000	Yangzijiang Shipbuilding Holdings Ltd.	779,456

		29,362,889

	South Korea — 11.0%
15,170	Celltrion, Inc. (a)	1,470,228
5,826	CJ CheilJedang Corp.	1,925,560
4,874	CJ Corp.	844,859
7,144	Daelim Industrial Co., Ltd.	585,432
4,353	E-MART, Inc.	988,171
53,225	GS Holdings Corp.	3,587,743
15,240	Hankook Tire Co., Ltd.	851,656
68,098	Hanwha Chemical Corp.	2,052,575
12,864	Hanwha Corp.	562,650
29,864	Hanwha Techwin Co., Ltd. (a)	1,065,843
14,635	Hyosung Corp.	2,190,864
14,529	Hyundai Department Store Co., Ltd.	1,441,410
25,956	Hyundai Engineering & Construction Co., Ltd.	1,049,725
61,660	Hyundai Steel Co.	3,452,137
177,015	Industrial Bank of Korea	2,445,302
13,651	Kakao Corp.	1,462,263
61,806	Kangwon Land, Inc.	2,044,064
1,556	KCC Corp.	606,421
80,182	Korea Electric Power Corp.	3,196,700
57,730	Korea Gas Corp. (a)	2,589,579
4,492	Korea Zinc Co., Ltd.	1,980,333
25,903	Korean Air Lines Co., Ltd. (a)	822,564
118,785	KT Corp.	4,190,322
32,480	KT&G Corp.	3,308,370
46,908	LG Corp.	3,160,080
116,188	LG Display Co., Ltd.	3,278,550
273,424	LG Uplus Corp.	4,064,813
6,222	Lotte Chemical Corp.	2,048,504
6,566	Lotte Shopping Co., Ltd.	1,542,340
5,981	Mando Corp.	1,371,142
3,967	NAVER Corp.	2,848,411
14,564	POSCO	4,351,939
10,130	Samsung Biologics Co., Ltd. (a)(b)	2,462,450
2,663	Samsung Electronics Co., Ltd.	5,726,728
1,313	Samsung SDS Co., Ltd.	209,777
8,078	Shinsegae, Inc.	1,716,711
15,537	SK Holdings Co., Ltd.	3,768,413
67,731	SK Hynix, Inc.	3,982,065
21,312	SK Innovation Co., Ltd.	3,363,586

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
168,351	SK Networks Co., Ltd.	952,351
16,035	SK Telecom Co., Ltd.	3,964,681
51,702	SKC Co., Ltd.	1,673,534
39,574	S-Oil Corp.	4,122,357
202,886	Woori Bank	3,465,102
7,054	Yuhan Corp.	1,490,974

		104,279,279

	Spain — 2.3%
10,334	Acciona S.A.	883,342
114,777	Acerinox S.A.	1,473,511
7,413	Corp. Financiera Alba S.A.	464,662
97,071	Enagas S.A.	2,743,508
143,697	Endesa S.A.	3,401,776
25,483	Ferrovial S.A.	549,534
130,757	Gas Natural SDG S.A.	3,060,232
420,885	Iberdrola S.A.	3,317,799
46,143	Red Electrica Corp. S.A.	988,537
145,304	Repsol S.A.	2,433,529
133,384	Siemens Gamesa Renewable Energy S.A.	2,182,312

		21,498,742

	Sweden — 3.1%
118,051	Boliden AB	3,706,098
19,048	Essity AB, Class B (a)	552,297
68,970	Hexagon AB, Class B	3,407,896
27,742	ICA Gruppen AB	1,111,595
76,651	Investor AB, Class B	3,635,168
192,089	Securitas AB, Class B	3,198,924
121,951	Skanska AB, Class B	2,771,144
55,634	Svenska Cellulosa AB SCA, Class B	460,643
52,263	Swedish Match AB	1,838,265
310,695	Tele2 AB, Class B	3,697,824
601,706	Telia Co., AB	2,828,536
79,836	Trelleborg AB, Class B	1,880,337

		29,088,727

	Switzerland — 2.1%
22,364	Baloise Holding AG	3,593,136
107,536	Clariant AG (a)	2,498,870
101,267	Coca-Cola HBC AG (a)	3,061,613
902	EMS-Chemie Holding AG	627,628
2,105	Flughafen Zurich AG	536,857
5,054	Kuehne & Nagel International AG	880,122
8,413	Lonza Group AG	1,999,558
19,082	Sonova Holding AG	3,094,934
7,622	Swiss Re AG	734,854
5,804	Swisscom AG	2,836,775

		19,864,347

	United Kingdom — 19.5%
123,606	Admiral Group plc	3,371,969
341,513	Antofagasta plc	4,264,828
78,411	AstraZeneca plc	4,673,539
246,620	Babcock International Group plc	2,747,266
529,785	BAE Systems plc	4,203,224
344,398	Barratt Developments plc	2,797,100
57,317	Bellway plc	2,413,544
88,240	Berkeley Group Holdings plc	4,069,489
1,133,710	BP plc	6,659,134

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
101,601	British American Tobacco plc	6,320,168
209,751	British Land Co., plc (The) REIT	1,690,156
1,177,880	BT Group plc, Class A	4,874,422
84,631	Bunzl plc	2,555,316
60,520	Carnival plc	4,084,883
1,528,820	Centrica plc	4,005,007
226,456	ConvaTec Group plc (a)(b)	928,329
43,045	Croda International plc	2,100,418
156,569	Diageo plc	5,056,704
396,355	Direct Line Insurance Group plc	1,958,828
216,526	DS Smith plc	1,379,301
93,657	easyJet plc	1,527,581
741,400	GKN plc	3,145,285
297,135	GlaxoSmithKline plc	5,915,061
84,005	Halma plc	1,217,617
441,713	Hammerson plc REIT	3,347,552
122,861	IMI plc	1,951,078
168,894	Inchcape plc	1,790,343
122,923	Informa plc	1,127,429
304,212	Inmarsat plc	3,113,363
62,628	InterContinental Hotels Group plc	3,543,769
557,224	Intu Properties plc REIT	1,878,533
342,154	John Wood Group plc	2,761,374
91,989	Johnson Matthey plc	3,409,336
232,354	Land Securities Group plc REIT	3,133,416
224,195	Mediclinic International plc	2,189,877
370,100	Meggitt plc	2,456,452
304,863	Merlin Entertainments plc (b)	1,887,711
103,778	Micro Focus International plc	3,056,090
150,440	Mondi plc	3,962,505
373,177	National Grid plc	4,617,649
220,825	Pennon Group plc	2,347,154
95,056	Persimmon plc	3,140,741
4,857	Reckitt Benckiser Group plc	472,233
198,280	RELX plc	4,318,794
524,970	Rentokil Initial plc	2,011,956
393,648	Royal Mail plc	2,093,175
438,935	Sage Group plc (The)	3,903,437
401,028	Segro plc REIT	2,791,032
121,278	Severn Trent plc	3,585,875
83,811	Shire plc	4,685,239
236,794	Smith & Nephew plc	4,120,202
188,024	Smiths Group plc	3,808,403
221,390	SSE plc	4,028,944
321,912	Tate & Lyle plc	2,854,446
21,319	Travis Perkins plc	426,985
306,905	United Utilities Group plc	3,636,981
1,649,605	Vodafone Group plc	4,835,579
18,594	Whitbread plc	944,203
482,957	Wm Morrison Supermarkets plc	1,531,748
185,311	WPP plc	3,779,194

		185,501,967

	Total Common Stocks (Cost $843,507,268)	938,130,401

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Number of Rights	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0%
	France — 0.0%
917	Gecina S.A., expiring 8/1/17 (a)	—

	Total Rights (Cost $ –)	—

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
6,820,428	JPMorgan U.S. Government Money Market Fund, Class Institutional Class Shares, 0.850% (c) (d) (Cost $6,820,428)	6,820,428

	Total Investments — 99.5% (Cost $850,327,696)	944,950,829
	Other Assets in Excess of Liabilities — 0.5%	4,593,226

	NET ASSETS — 100.0%	$949,544,055

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
53	FTSE 100 Index	09/21/17	USD	5,165,434	(52,352)
8	SPI 200 Index	09/25/17	USD	906,951	(459)

	Total Long Futures Outstanding				(52,811)

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.2%
Chemicals	5.9
Diversified Telecommunication Services	5.6
Electric Utilities	5.2
Pharmaceuticals	3.6
Food Products	3.5
Health Care Providers & Services	2.9
Wireless Telecommunication Services	2.7
Metals & Mining	2.7
Industrial Conglomerates	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Hotels, Restaurants & Leisure	2.4
Construction & Engineering	2.2
Health Care Equipment & Supplies	2.2
Household Durables	2.2
Software	2.1
Banks	2.0
Insurance	1.9
IT Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Gas Utilities	1.8
Semiconductors & Semiconductor Equipment	1.8
Road & Rail	1.7
Media	1.7
Electronic Equipment, Instruments & Components	1.7
Beverages	1.6
Auto Components	1.6
Aerospace & Defense	1.4
Multi-Utilities	1.3
Airlines	1.3
Tobacco	1.2
Food & Staples Retailing	1.1
Specialty Retail	1.1
Commercial Services & Supplies	1.0
Biotechnology	1.0
Real Estate Investment Trusts (REITs)	1.0
Water Utilities	1.0
Others (each less than 1.0%)	13.8

Notes to Schedule of Portfolio Investments:

FTSE	—	Financial Times Stock Exchange
REIT	—	Real Estate Investment Trust
SPI	—	Share Price Index
USD	—	United States Dollar

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,646,872
Aggregate gross unrealized depreciation	(12,023,739)

Net unrealized appreciation/depreciation	$94,623,133

Federal income tax cost of investments	$850,327,696

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$67,431,215	$—	$67,431,215
Austria	—	7,070,995	—	7,070,995
Belgium	—	10,765,045	—	10,765,045
Denmark	—	11,226,189	—	11,226,189
Finland	—	15,466,045	—	15,466,045
France	—	46,933,525	—	46,933,525
Germany	—	38,926,699	—	38,926,699
Hong Kong	—	51,483,643	—	51,483,643
Ireland	615,722	—	—	615,722
Italy	3,800,447	8,230,076	—	12,030,523
Japan	—	238,649,635	—	238,649,635
Luxembourg	—	1,121,193	—	1,121,193
Netherlands	1,607,814	22,261,954	—	23,869,768
New Zealand	—	5,815,722	—	5,815,722
Norway	—	11,041,914	—	11,041,914
Portugal	—	6,086,617	—	6,086,617
Singapore	—	29,362,889	—	29,362,889
South Korea	—	104,279,279	—	104,279,279
Spain	464,662	21,034,080	—	21,498,742
Sweden	552,297	28,536,430	—	29,088,727
Switzerland	—	19,864,347	—	19,864,347
United Kingdom	928,328	184,573,639	—	185,501,967

Total Common Stocks	7,969,270	930,161,131	—	938,130,401

Short-Term Investment
Investment Company	6,820,428	—	—	6,820,428

Total Investments in Securities	$14,789,698	$930,161,131	$—	$944,950,829

Depreciation in Other Financial Instruments
Futures Contracts	$52,811	$—	$—	$52,811

Total Depreciation in Other Financial Instruments	$52,811	$—	$—	$52,811

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Derivatives – The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Futures Contracts – The Fund used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 15.3%
	Auto Components — 0.7%
664	Adient plc (Ireland)	43,472
5,973	Delphi Automotive plc (Jersey)	540,079
41,934	Gentex Corp.	713,717
3,561	Lear Corp.	527,704

		1,824,972

	Automobiles — 0.5%
32,874	Ford Motor Co.	368,846
12,458	General Motors Co.	448,239
8,277	Harley-Davidson, Inc.	402,842

		1,219,927

	Distributors — 0.4%
14,034	Genuine Parts Co.	1,191,908

	Diversified Consumer Services — 0.0% (b)
37	Graham Holdings Co., Class B	21,919
2,666	H&R Block, Inc.	81,313

		103,232

	Hotels, Restaurants & Leisure — 3.1%
10,213	Carnival Corp. (Panama)	682,024
5,098	Darden Restaurants, Inc.	427,620
2,724	Domino’s Pizza, Inc.	508,026
6,966	Dunkin’ Brands Group, Inc.	369,407
1,272	Hilton Grand Vacations, Inc. (a)	46,759
8,615	Hilton Worldwide Holdings, Inc.	538,696
12,941	International Game Technology plc (United Kingdom)	246,397
5,088	Las Vegas Sands Corp.	313,472
7,203	Marriott International, Inc., Class A	750,481
5,824	McDonald’s Corp.	903,535
10,870	MGM Resorts International	357,949
315	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	17,347
3,664	Royal Caribbean Cruises Ltd. (Liberia)	414,288
7,971	Speedway Motorsports, Inc.	169,463
12,795	Starbucks Corp.	690,674
5,388	Wyndham Worldwide Corp.	562,346
1,944	Wynn Resorts Ltd.	251,437
5,906	Yum China Holdings, Inc. (a)	211,376
11,161	Yum! Brands, Inc.	842,432

		8,303,729

	Household Durables — 2.3%
18,029	DR Horton, Inc.	643,455
7,681	Garmin Ltd. (Switzerland)	385,509
20,322	Leggett & Platt, Inc.	979,114
10,101	Lennar Corp., Class A	529,696
2,803	Mohawk Industries, Inc. (a)	697,919
11,023	Newell Brands, Inc.	581,133
570	NVR, Inc. (a)	1,487,951
21,771	PulteGroup, Inc.	531,648
2,517	Whirlpool Corp.	447,724

		6,284,149

	Internet & Direct Marketing Retail — 0.4%
533	Amazon.com, Inc. (a)	526,487
257	Priceline Group, Inc. (The) (a)	521,324

		1,047,811

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 0.7%
13,134	Hasbro, Inc.	1,390,628
15,581	Mattel, Inc.	311,932
3,213	Polaris Industries, Inc.	288,077

		1,990,637

	Media — 3.1%
37	Cable One, Inc.	28,116
5,916	CBS Corp. (Non-Voting), Class B	389,450
1,592	Charter Communications, Inc., Class A (a)	623,921
19,076	Comcast Corp., Class A	771,624
12,469	Discovery Communications, Inc., Class A (a)	306,737
4,219	DISH Network Corp., Class A (a)	270,143
12,963	EW Scripps Co. (The), Class A (a)	254,723
31,803	Interpublic Group of Cos., Inc. (The)	687,263
1,134	John Wiley & Sons, Inc., Class A	62,653
3,892	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	179,538
10,003	Omnicom Group, Inc.	787,636
3,986	Scripps Networks Interactive, Inc., Class A	348,416
133,377	Sirius XM Holdings, Inc.	781,589
18,159	TEGNA, Inc.	269,298
4,380	Time Warner, Inc.	448,600
18,366	Twenty-First Century Fox, Inc.	526,921
14,078	Twenty-First Century Fox, Inc., Class A	409,670
4,625	Viacom, Inc., Class B	161,505
8,740	Walt Disney Co. (The)	960,788

		8,268,591

	Multiline Retail — 0.5%
1,559	Dillard’s, Inc., Class A	115,085
4,336	Dollar General Corp.	325,894
5,658	Kohl’s Corp.	233,958
6,884	Macy’s, Inc.	163,495
4,910	Nordstrom, Inc.	238,479
5,921	Target Corp.	335,543

		1,412,454

	Specialty Retail — 2.6%
6,356	AutoNation, Inc. (a)	269,367
5,087	Best Buy Co., Inc.	296,776
4,063	Burlington Stores, Inc. (a)	353,603
3,606	CarMax, Inc. (a)	238,897
5,291	Dick’s Sporting Goods, Inc.	197,566
6,926	Foot Locker, Inc.	326,838
4,238	GameStop Corp., Class A	91,922
7,222	Gap, Inc. (The)	172,100
6,316	Home Depot, Inc. (The)	944,874
8,311	Lowe’s Cos., Inc.	643,271
3,288	O’Reilly Automotive, Inc. (a)	671,738
13,828	Ross Stores, Inc.	764,965
4,235	Signet Jewelers Ltd. (Bermuda)	259,013
3,613	Tiffany & Co.	345,078
10,815	TJX Co., Inc. (The)	760,403
1,443	Ulta Beauty, Inc. (a)	362,496
5,582	Williams-Sonoma, Inc.	259,172

		6,958,079

	Textiles, Apparel & Luxury Goods — 1.0%
12,060	Coach, Inc.	568,508
19,396	Hanesbrands, Inc.	444,556
11,149	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	406,270
1,514	NIKE, Inc., Class B	89,402

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
3,975	PVH Corp.	474,178
4,545	Skechers U.S.A., Inc., Class A (a)	127,669
4,361	Under Armour, Inc., Class C (a)	78,978
8,760	V.F. Corp.	544,784

		2,734,345

	Total Consumer Discretionary	41,339,834

	Consumer Staples — 11.0%
	Beverages — 2.1%
17,148	Brown-Forman Corp., Class B	847,111
26,788	Coca-Cola Co. (The)	1,227,962
5,159	Constellation Brands, Inc., Class A	997,493
10,532	Dr. Pepper Snapple Group, Inc.	960,097
5,684	Molson Coors Brewing Co., Class B	505,762
9,795	PepsiCo, Inc.	1,142,195

		5,680,620

	Food & Staples Retailing — 1.5%
5,072	Costco Wholesale Corp.	803,963
6,847	CVS Health Corp.	547,281
10,072	Kroger Co. (The)	246,965
9,714	Sysco Corp.	511,150
11,673	Walgreens Boots Alliance, Inc.	941,661
12,176	Wal-Mart Stores, Inc.	973,958
2,541	Weis Markets, Inc.	120,215

		4,145,193

	Food Products — 3.8%
12,107	Archer-Daniels-Midland Co.	510,673
2,837	Bunge Ltd. (Bermuda)	222,393
22,252	Campbell Soup Co.	1,175,573
19,938	ConAgra Foods, Inc.	682,677
16,636	General Mills, Inc.	925,960
5,976	Hershey Co. (The)	629,333
30,184	Hormel Foods Corp.	1,031,387
6,919	JM Smucker Co. (The)	843,426
16,649	Kellogg Co.	1,132,132
11,794	Kraft Heinz Co. (The)	1,031,503
1,686	Lamb Weston Holdings, Inc.	74,150
13,581	McCormick & Co., Inc. (Non-Voting)	1,294,270
7,901	Mondelez International, Inc., Class A	347,802
7,184	Tyson Foods, Inc., Class A	455,178

		10,356,457

	Household Products — 2.1%
18,418	Church & Dwight Co., Inc.	982,600
10,706	Clorox Co. (The)	1,429,144
11,878	Colgate-Palmolive Co.	857,592
3,071	Energizer Holdings, Inc.	141,481
6,102	Kimberly-Clark Corp.	751,522
14,842	Procter & Gamble Co. (The)	1,347,951

		5,510,290

	Personal Products — 0.7%
7,477	Edgewell Personal Care Co. (a)	539,840
10,308	Estee Lauder Cos., Inc. (The), Class A	1,020,389
5,070	Nu Skin Enterprises, Inc., Class A	321,235

		1,881,464

	Tobacco — 0.8%
13,859	Altria Group, Inc.	900,419
5,675	British American Tobacco plc ADR (United Kingdom)	354,801

SHARES	SECURITY DESCRIPTION	VALUE($)
	Tobacco — continued
6,783	Philip Morris International, Inc.	791,644

		2,046,864

	Total Consumer Staples	29,620,888

	Energy — 3.9%
	Energy Equipment & Services — 0.7%
10,732	Halliburton Co.	455,466
3,886	Helmerich & Payne, Inc.	196,709
7,422	National Oilwell Varco, Inc.	242,773
6,189	Oceaneering International, Inc.	158,748
7,393	Patterson-UTI Energy, Inc.	142,981
9,758	Schlumberger Ltd. (Curacao)	669,399

		1,866,076

	Oil, Gas & Consumable Fuels — 3.2%
14,102	Chesapeake Energy Corp. (a)	69,946
7,170	Chevron Corp.	782,892
10,548	ConocoPhillips	478,563
6,685	CONSOL Energy, Inc. (a)	112,041
9,923	Exxon Mobil Corp.	794,237
6,036	Hess Corp.	268,844
10,280	HollyFrontier Corp.	296,475
23,256	Kinder Morgan, Inc.	475,120
9,624	Marathon Oil Corp.	117,702
7,629	Marathon Petroleum Corp.	427,148
7,448	Murphy Oil Corp.	197,968
6,425	Occidental Petroleum Corp.	397,900
14,279	ONEOK, Inc.	807,763
11,819	Parsley Energy, Inc., Class A (a)	346,060
8,488	Phillips 66	710,870
2,901	Pioneer Natural Resources Co.	473,153
7,747	Targa Resources Corp.	359,538
3,984	Tesoro Corp.	396,528
8,120	Valero Energy Corp.	560,036
13,114	Williams Cos., Inc. (The)	416,763
14,817	WPX Energy Inc. (a)	159,727

		8,649,274

	Total Energy	10,515,350

	Financials — 8.0%
	Banks — 1.9%
9,439	Bank of America Corp.	227,669
3,255	Bank of Hawaii Corp.	272,346
7,128	BB&T Corp.	337,297
4,537	Citigroup Inc.	310,558
5,130	Citizens Financial Group, Inc.	179,960
2,920	Comerica, Inc.	211,145
1,409	Cullen/Frost Bankers, Inc.	127,909
12,026	Fifth Third Bancorp	321,094
23,786	Huntington Bancshares, Inc.	315,165
11,182	KeyCorp	201,723
2,539	M&T Bank Corp.	414,238
19,074	People’s United Financial, Inc.	332,651
2,600	PNC Financial Services Group, Inc. (The)	334,880
604	Popular, Inc. (Puerto Rico)	25,453
12,642	Regions Financial Corp.	184,573
5,414	SunTrust Banks, Inc.	310,168
1,530	Synovus Financial Corp.	66,524
6,521	U.S. Bancorp	344,178
6,000	Wells Fargo & Co.	323,640
4,378	Zions Bancorporation	198,411

		5,039,582

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 2.3%
1,710	Ameriprise Financial, Inc.	247,745
6,472	Bank of New York Mellon Corp. (The)	343,210
892	BlackRock, Inc., Class A	380,465
5,443	Charles Schwab Corp.	233,505
2,558	CME Group, Inc., Class A	313,662
2,327	Eaton Vance Corp.	114,232
4,578	FactSet Research Systems, Inc.	765,533
2,880	Federated Investors, Inc., Class B	83,030
4,139	Franklin Resources, Inc.	185,344
1,111	Goldman Sachs Group, Inc.	250,342
5,326	Intercontinental Exchange, Inc.	355,297
6,835	Invesco Ltd. (Bermuda)	237,653
4,705	Morgan Stanley	220,665
2,917	Northern Trust Corp.	255,267
2,909	Raymond James Financial, Inc.	242,000
2,177	S&P Global, Inc.	334,365
10,407	SEI Investments Co.	588,100
2,836	State Street Corp.	264,400
4,783	T. Rowe Price Group, Inc.	395,650
6,533	TD Ameritrade Holding Corp.	298,754

		6,109,219

	Consumer Finance — 0.4%
3,197	American Express Co.	272,480
3,502	Capital One Financial Corp.	301,802
5,465	Discover Financial Services	333,037
25,832	SLM Corp. (a)	286,219

		1,193,538

	Diversified Financial Services — 0.2%
2,719	Berkshire Hathaway, Inc., Class B (a)	475,743

	Insurance — 3.0%
4,996	Aflac, Inc.	398,431
5,261	Allstate Corp. (The)	478,751
1,969	American Financial Group, Inc.	199,656
4,058	Aon plc (United Kingdom)	560,694
4,021	Assurant, Inc.	423,291
3,084	Chubb Ltd. (Switzerland)	451,683
6,442	Cincinnati Financial Corp.	490,623
789	Erie Indemnity Co., Class A	100,566
1,918	Everest Re Group Ltd. (Bermuda)	503,264
6,942	FNF Group	339,186
6,527	Hartford Financial Services Group, Inc. (The)	358,985
3,310	Kemper Corp.	129,917
2,495	Lincoln National Corp.	182,285
5,938	Marsh & McLennan Cos., Inc.	462,986
244	Mercury General Corp.	14,613
3,986	MetLife, Inc.	219,230
5,013	Principal Financial Group, Inc.	334,618
12,593	Progressive Corp. (The)	593,508
2,161	Prudential Financial, Inc.	244,690
1,519	Reinsurance Group of America, Inc., Class A	212,964
7,614	Torchmark Corp.	601,277
2,902	Travelers Cos., Inc. (The)	371,717
5,577	W.R. Berkley Corp.	384,646
2,125	XL Group Ltd. (Bermuda)	94,350

		8,151,931

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
31,974	Annaly Capital Management, Inc.	384,647

SHARES	SECURITY DESCRIPTION	VALUE($)
	Mortgage Real Estate Investment Trusts (REITs) — continued
10,978	Chimera Investment Corp.	206,606

		591,253

	Total Financials	21,561,266

	Health Care — 16.4%
	Biotechnology — 1.7%
13,147	AbbVie, Inc.	919,107
3,620	Amgen, Inc.	631,726
1,843	Biogen, Inc. (a)	533,714
533	Bioverativ, Inc. (a)	33,030
4,545	Celgene Corp. (a)	615,439
8,365	Exelixis, Inc. (a)	226,775
7,544	Gilead Sciences, Inc.	574,023
2,377	Incyte Corp. (a)	316,830
919	Regeneron Pharmaceuticals, Inc. (a)	451,799
2,633	United Therapeutics Corp. (a)	338,077

		4,640,520

	Health Care Equipment & Supplies — 5.8%
19,148	Abbott Laboratories	941,699
1,259	Align Technology, Inc. (a)	210,543
19,532	Baxter International, Inc.	1,181,295
5,996	Becton, Dickinson & Co.	1,207,594
31,679	Boston Scientific Corp. (a)	843,295
4,645	C.R. Bard, Inc.	1,489,187
4,442	Cooper Co., Inc. (The)	1,083,271
7,328	Danaher Corp.	597,159
14,221	DENTSPLY SIRONA, Inc.	882,129
4,032	Edwards Lifesciences Corp. (a)	464,406
11,123	Hill-Rom Holdings, Inc.	828,886
17,554	Hologic, Inc. (a)	776,062
2,488	IDEXX Laboratories, Inc. (a)	414,152
944	Intuitive Surgical, Inc. (a)	885,717
11,974	Medtronic plc (Ireland)	1,005,457
6,269	Stryker Corp.	922,170
73	Teleflex, Inc.	15,127
3,817	Varex Imaging Corp. (a)	117,754
11,796	Varian Medical Systems, Inc. (a)	1,145,628
5,000	Zimmer Biomet Holdings, Inc.	606,600

		15,618,131

	Health Care Providers & Services — 5.3%
5,577	Aetna, Inc.	860,587
3,644	AmerisourceBergen Corp., Class A	341,880
4,691	Anthem, Inc.	873,511
6,619	Cardinal Health, Inc.	511,384
5,868	Centene Corp. (a)	466,037
3,819	Cigna Corp.	662,826
17,884	DaVita, Inc. (a)	1,158,526
12,621	Express Scripts Holding Co. (a)	790,579
10,168	HCA Holdings, Inc. (a)	816,897
7,754	Henry Schein, Inc. (a)	1,412,856
3,111	Humana, Inc.	719,263
9,971	Laboratory Corp. of America Holdings (a)	1,584,492
2,709	McKesson Corp.	438,506
13,868	Quest Diagnostics, Inc.	1,502,043
5,503	UnitedHealth Group, Inc.	1,055,530
9,925	Universal Health Services, Inc., Class B	1,099,988

		14,294,905

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — 0.2%
9,439	Cerner Corp. (a)	607,588

	Life Sciences Tools & Services — 1.5%
7,334	Agilent Technologies, Inc.	438,500
2,017	Illumina, Inc. (a)	350,655
821	Mettler-Toledo International, Inc. (a)	470,499
4,764	Quintiles Transnational Holdings, Inc. (a)	431,380
5,289	Thermo Fisher Scientific, Inc.	928,378
7,954	Waters Corp. (a)	1,379,542

		3,998,954

	Pharmaceuticals — 1.9%
8,206	Bristol-Myers Squibb Co.	466,921
7,786	Eli Lilly & Co.	643,591
9,218	Johnson & Johnson	1,223,413
12,286	Merck & Co., Inc.	784,830
32,101	Pfizer, Inc.	1,064,469
14,979	Zoetis, Inc., Class A	936,487

		5,119,711

	Total Health Care	44,279,809

	Industrials — 8.3%
	Aerospace & Defense — 1.7%
7,942	Arconic, Inc.	196,882
2,518	Boeing Co. (The)	610,514
2,590	General Dynamics Corp.	508,495
2,109	L3 Technologies, Inc.	369,012
2,053	Lockheed Martin Corp.	599,743
1,998	Northrop Grumman Corp.	525,734
3,412	Raytheon Co.	586,079
4,109	Rockwell Collins, Inc.	437,732
5,157	Textron, Inc.	253,363
4,509	United Technologies Corp.	534,632

		4,622,186

	Air Freight & Logistics — 0.5%
7,817	C.H. Robinson Worldwide, Inc.	512,795
1,814	FedEx Corp.	377,367
5,207	United Parcel Service, Inc., Class B	574,280

		1,464,442

	Airlines — 0.7%
2,286	Alaska Air Group, Inc.	194,836
5,234	American Airlines Group, Inc.	264,003
7,652	Delta Air Lines, Inc.	377,703
12,973	JetBlue Airways Corp. (a)	284,498
8,085	Southwest Airlines Co.	448,798
4,386	United Continental Holdings, Inc. (a)	296,844

		1,866,682

	Building Products — 0.2%
5,542	Fortune Brands Home & Security, Inc.	363,943
6,684	Johnson Controls International plc (Ireland)	260,342

		624,285

	Commercial Services & Supplies — 1.0%
6,168	Cintas Corp.	831,755
9,220	Herman Miller, Inc.	310,483
14,355	Pitney Bowes, Inc.	225,948
12,738	Republic Services, Inc., Class A	818,034
8,620	Waste Management, Inc.	647,793

		2,834,013

SHARES	SECURITY DESCRIPTION	VALUE($)
	Construction & Engineering — 0.0% (b)
1,203	Fluor Corp.	52,246

	Electrical Equipment — 0.5%
3,289	Eaton Corp. plc (Ireland)	257,364
4,278	Emerson Electric Co.	255,012
2,624	Hubbell, Inc., Class B	311,705
2,788	Rockwell Automation, Inc.	460,104

		1,284,185

	Industrial Conglomerates — 0.6%
2,839	3M Co.	571,122
13,171	General Electric Co.	337,309
4,049	Honeywell International, Inc.	551,150
223	Roper Technologies, Inc.	51,838

		1,511,419

	Machinery — 1.9%
152	AGCO Corp.	10,965
3,727	Caterpillar, Inc.	424,692
857	Crane Co.	64,704
2,124	Cummins, Inc.	356,620
2,926	Deere & Co.	375,347
4,767	Dover Corp.	400,428
2,099	Fortive Corp.	135,889
4,054	Illinois Tool Works, Inc.	570,439
4,590	Ingersoll-Rand plc (Ireland)	403,369
12,802	ITT, Inc.	524,882
4,276	PACCAR, Inc.	292,692
2,175	Parker-Hannifin Corp.	361,007
6,354	Stanley Black & Decker, Inc.	893,944
2,079	Terex Corp.	81,850
4,674	Trinity Industries, Inc.	128,114

		5,024,942

	Professional Services — 0.4%
406	Dun & Bradstreet Corp. (The)	44,969
2,513	Equifax, Inc.	365,491
1,584	Nielsen Holdings plc (United Kingdom)	68,128
2,210	Robert Half International, Inc.	100,002
5,094	Verisk Analytics, Inc., Class A (a)	444,502

		1,023,092

	Road & Rail — 0.5%
4,486	CSX Corp.	221,339
4,048	J.B. Hunt Transport Services, Inc.	367,194
2,896	Norfolk Southern Corp.	326,032
2,429	Ryder System, Inc.	176,734
3,707	Union Pacific Corp.	381,673

		1,472,972

	Trading Companies & Distributors — 0.3%
6,714	Fastenal Co.	288,434
2,214	United Rentals, Inc. (a)	263,377
1,111	W.W. Grainger, Inc.	185,248

		737,059

	Total Industrials	22,517,523

	Information Technology — 14.9%
	Communications Equipment — 1.4%
1,147	Arista Networks, Inc. (a)	171,235
29,726	Cisco Systems, Inc.	934,883
3,533	F5 Networks, Inc. (a)	426,610
12,391	Harris Corp.	1,418,398

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Communications Equipment — continued
10,894	Juniper Networks, Inc.	304,487
6,024	Motorola Solutions, Inc.	546,256
		3,801,869
	Electronic Equipment, Instruments & Components — 0.4%
6,562	Amphenol Corp., Class A	502,781
8,009	AVX Corp.	143,121
17,645	Corning, Inc.	514,175
		1,160,077
	Internet Software & Services — 2.2%
4,883	Akamai Technologies, Inc. (a)	230,185
900	Alphabet, Inc., Class A (a)	850,950
823	Alphabet, Inc., Class C (a)	765,801
13,014	eBay, Inc. (a)	464,990
5,564	Facebook, Inc., Class A (a)	941,707
13,438	IAC/Interactive Corp. (a)	1,406,018
12,859	VeriSign, Inc. (a)	1,300,945
		5,960,596
	IT Services — 3.1%
3,518	Accenture plc, Class A (Ireland)	453,189
4,608	Automatic Data Processing, Inc.	547,937
9,092	Cognizant Technology Solutions Corp., Class A	630,257
5,686	CSRA, Inc.	185,420
11,717	DST Systems, Inc.	643,263
1,690	DXC Technology Co.	132,462
6,932	Fidelity National Information Services, Inc.	632,337
5,281	Fiserv, Inc. (a)	678,609
2,959	Gartner, Inc. (a)	379,699
2,391	Global Payments, Inc.	225,639
6,068	International Business Machines Corp.	877,858
9,992	Leidos Holdings, Inc.	533,972
3,705	MasterCard, Inc., Class A	473,499
7,616	Paychex, Inc.	440,586
2,663	Teradata Corp. (a)	84,737
4,223	Total System Services, Inc.	267,992
5,767	Vantiv, Inc., Class A (a)	366,493
3,438	Visa, Inc., Class A	342,287
16,147	Western Union Co. (The)	318,903
		8,215,139
	Semiconductors & Semiconductor Equipment — 3.5%
18,814	Advanced Micro Devices Inc. (a)	256,058
7,469	Analog Devices, Inc.	590,126
15,547	Applied Materials, Inc.	688,888
3,010	Broadcom Ltd., Class A (Singapore)	742,447
22,913	Intel Corp.	812,724
5,028	KLA-Tencor Corp.	465,744
4,224	Lam Research Corp.	673,559
23,087	Marvell Technology Group Ltd. (Bermuda)	359,234
16,059	Maxim Integrated Products, Inc.	729,721
8,174	Microchip Technology, Inc.	654,247
9,707	Micron Technology, Inc. (a)	272,961
1,938	NVIDIA Corp.	314,944
3,700	NXP Semiconductors NV (Netherlands) (a)	408,221
5,878	QUALCOMM, Inc.	312,651
3,853	Skyworks Solutions, Inc.	404,064
9,255	Teradyne, Inc.	320,130
9,311	Texas Instruments, Inc.	757,729
1,275	Versum Materials Inc.	44,956

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
10,367	Xilinx, Inc.	655,816
		9,464,220
	Software — 3.1%
8,970	Activision Blizzard, Inc.	554,167
5,249	Adobe Systems, Inc. (a)	768,926
20,540	CA, Inc.	637,562
13,245	Cadence Design Systems, Inc. (a)	488,741
6,594	Citrix Systems, Inc. (a)	520,794
2,905	Dell Technologies Inc., Class V (a)	186,704
5,456	Electronic Arts, Inc. (a)	636,933
6,341	Intuit, Inc.	870,049
12,517	Microsoft Corp.	909,986
21,636	Oracle Corp.	1,080,286
6,139	Red Hat, Inc. (a)	606,963
16,867	Symantec Corp.	522,708
2,476	Take-Two Interactive Software Inc. (a)	196,792
3,202	VMware Inc., Class A (a)	296,857
		8,277,468
	Technology Hardware, Storage & Peripherals — 1.2%
6,772	Apple, Inc.	1,007,200
21,932	Diebold, Inc.	513,209
28,425	Hewlett Packard Enterprise Co.	497,722
31,525	HP, Inc.	602,127
9,257	NetApp, Inc.	401,939
3,696	Western Digital Corp.	314,603
		3,336,800
	Total Information Technology	40,216,169
	Materials — 5.6%
	Chemicals — 4.5%
5,158	Air Products & Chemicals, Inc.	733,210
5,541	Albemarle Corp.	641,648
9,630	Ashland Global Holdings, Inc.	625,661
4,551	Cabot Corp.	247,256
10,281	Celanese Corp., Class A	988,724
5,742	CF Industries Holdings, Inc.	168,528
4,599	Chemours Co. (The)	218,958
8,130	Dow Chemical Co. (The)	522,271
6,073	E.I. du Pont de Nemours & Co.	499,261
6,449	Eastman Chemical Co.	536,299
8,420	Ecolab, Inc.	1,108,661
4,782	FMC Corp.	365,249
14,556	Huntsman Corp.	387,481
7,942	International Flavors & Fragrances, Inc.	1,057,716
6,656	LyondellBasell Industries N.V., Class A (Netherlands)	599,639
9,109	Monsanto Co.	1,064,113
11,284	Mosaic Co. (The)	272,396
6,475	PPG Industries, Inc.	681,494
6,259	Praxair, Inc.	814,671
200	RPM International, Inc.	10,374
1,327	Sherwin-Williams Co. (The)	447,557
		11,991,167
	Construction Materials — 0.1%
1,283	Martin Marietta Materials, Inc.	290,510
	Containers & Packaging — 0.4%
585	Ball Corp.	24,511
4,886	Bemis Co., Inc.	207,020

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
1,882	Crown Holdings, Inc. (a)	111,923
7,754	International Paper Co.	426,315
6,914	Sealed Air Corp.	300,828
		1,070,597
	Metals & Mining — 0.6%
2,641	Alcoa Corp.	96,132
173	Compass Minerals International, Inc.	11,946
9,849	Freeport-McMoRan, Inc. (a)	143,992
8,116	Newmont Mining Corp.	301,672
5,044	Nucor Corp.	290,888
1,792	Reliance Steel & Aluminum Co.	129,669
1,234	Royal Gold, Inc.	106,938
4,933	Southern Copper Corp.	194,064
5,206	Steel Dynamics, Inc.	184,345
4,256	United States Steel Corp.	99,973
		1,559,619
	Paper & Forest Products — 0.0% (b)
2,747	Domtar Corp.	107,298
	Total Materials	15,019,191
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts (REITs) — 1.6%
1,215	Alexandria Real Estate Equities, Inc.	147,319
2,714	American Tower Corp.	370,000
2,363	AvalonBay Communities, Inc.	454,523
327	Boston Properties, Inc.	39,538
572	Camden Property Trust	51,308
2,082	Corporate Office Properties Trust	69,310
2,229	Digital Realty Trust, Inc.	257,093
1,466	Duke Realty Corp.	41,913
3,199	Equity Residential	217,724
321	Essex Property Trust, Inc.	84,006
2,838	Federal Realty Investment Trust	376,404
6,796	GGP Inc.	153,658
11,975	Host Hotels & Resorts, Inc.	223,453
2,514	Iron Mountain, Inc.	91,585
552	JBG SMITH Properties (a)	19,585
449	Liberty Property Trust	18,867
2,747	Park Hotels & Resorts, Inc.	73,977
4,647	Prologis, Inc.	282,584
4,876	Rayonier, Inc.	141,745
3,815	Senior Housing Properties Trust	74,202
1,791	Simon Property Group, Inc.	283,873
575	Taubman Centers, Inc.	32,700
3,389	Ventas, Inc.	228,249
1,106	Vornado Realty Trust	87,761
3,642	Weingarten Realty Investors	118,219
3,362	Welltower, Inc.	246,737
6,309	Weyerhaeuser Co.	208,323
		4,394,656
	Real Estate Management & Development — 0.1%
3,091	CBRE Group, Inc., Class A (a)	117,427
214	Jones Lang LaSalle, Inc.	27,225
		144,652
	Total Real Estate	4,539,308
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
27,907	AT&T, Inc.	1,088,373

SHARES	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — continued
23,264	Verizon Communications, Inc.	1,125,977
46,034	Windstream Holdings, Inc.	174,469
		2,388,819
	Wireless Telecommunication Services — 0.2%
6,110	Telephone & Data Systems, Inc.	173,708
5,785	T-Mobile US, Inc. (a)	356,703
1,716	United States Cellular Corp. (a)	65,002
		595,413
	Total Telecommunication Services	2,984,232
	Utilities — 12.7%
	Electric Utilities — 6.6%
36,825	Alliant Energy Corp.	1,492,517
20,067	American Electric Power Co., Inc.	1,415,526
16,002	Duke Energy Corp.	1,362,090
17,514	Edison International, Inc.	1,378,002
16,979	Entergy Corp.	1,302,629
23,892	Eversource Energy	1,452,395
32,981	Exelon Corp.	1,264,492
3,049	FirstEnergy Corp.	97,294
8,212	NextEra Energy, Inc.	1,199,691
18,567	PG&E Corp.	1,256,800
16,169	Pinnacle West Capital Corp.	1,402,337
33,728	PPL Corp.	1,292,794
27,477	Southern Co. (The)	1,316,973
32,449	Xcel Energy, Inc.	1,535,162
		17,768,702
	Multi-Utilities — 5.7%
26,684	Ameren Corp.	1,496,972
43,711	CenterPoint Energy, Inc.	1,232,213
32,436	CMS Energy Corp.	1,499,841
18,328	Consolidated Edison, Inc.	1,518,658
15,975	Dominion Energy, Inc.	1,232,950
13,044	DTE Energy Co.	1,396,491
54,808	NiSource, Inc.	1,428,296
31,082	Public Service Enterprise Group, Inc.	1,397,758
19,733	SCANA Corp.	1,270,213
12,392	Sempra Energy	1,400,420
23,369	WEC Energy Group, Inc.	1,471,546
		15,345,358
	Water Utilities — 0.4%
15,049	American Water Works Co., Inc.	1,220,474
	Total Utilities	34,334,534
	Total Common Stocks (Cost $252,382,700)	266,928,104
Short-Term Investment — 1.0%
	Investment Company — 1.0%
2,735,750	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.850% (c) (d) (Cost $2,735,750)	2,735,750
	Total Investments — 99.9% (Cost $255,118,450)	269,663,854
	Other Assets in Excess of Liabilities —0.1%	139,028
	NET ASSETS — 100.0%	$269,802,882

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
12	S&P 500 Index E-MINI	09/15/17	USD	1,486,199	(5,399)

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust
S&P	—	Standard & Poor’s
USD	—	United States Dollar

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.05%.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,442,409
Aggregate gross unrealized depreciation	(4,897,005)

Net unrealized appreciation/depreciation	$14,545,404

Federal income tax cost of investments	$255,118,450

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$41,339,834	$—	$—	$41,339,834
Consumer Staples	29,620,888	—	—	29,620,888
Energy	10,515,350	—	—	10,515,350
Financials	21,561,266	—	—	21,561,266
Health Care	44,279,809	—	—	44,279,809
Industrials	22,517,523	—	—	22,517,523
Information Technology	40,216,169	—	—	40,216,169
Materials	15,019,191	—	—	15,019,191
Real Estate	4,539,308	—	—	4,539,308
Telecommunication Services	2,984,232	—	—	2,984,232
Utilities	34,334,534	—	—	34,334,534

Total Common Stocks	266,928,104	—	—	266,928,104

Short-Term Investment
Investment Company	2,735,750	—	—	2,735,750

Total Investments in Securities	$269,663,854	$—	$—	$269,663,854

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$5,399	$—	$—	$5,399

Total Depreciation in Other Financial Instruments	$5,399	$—	$—	$5,399

There were no transfers among any levels during the period ended July 31, 2017.

B. Derivatives – The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Futures Contracts – The Fund used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Consumer Discretionary — 14.8%
	Auto Components — 0.9%
183	Adient plc (Ireland)	11,981
1,385	Delphi Automotive plc (Jersey)	125,232
9,123	Gentex Corp.	155,273
3,331	Goodyear Tire & Rubber Co. (The)	104,960
938	Lear Corp.	139,002

		536,448

	Automobiles — 0.5%
2,813	Harley-Davidson, Inc.	136,909
1,495	Thor Industries, Inc.	157,498

		294,407

	Distributors — 0.6%
1,895	Genuine Parts Co.	160,942
1,887	LKQ Corp. (a)	65,215
1,174	Pool Corp.	126,933
		353,090
	Diversified Consumer Services — 0.7%
244	Graham Holdings Co., Class B	144,546
4,148	Service Corp. International	144,060
3,104	ServiceMaster Global Holdings, Inc. (a)	136,452
		425,058
	Hotels, Restaurants & Leisure — 2.7%
2,991	Aramark	119,221
1,313	Choice Hotels International, Inc.	84,885
1,645	Darden Restaurants, Inc.	137,983
538	Domino’s Pizza, Inc.	100,337
2,287	Dunkin’ Brands Group, Inc.	121,280
320	Hilton Grand Vacations, Inc. (a)	11,763
2,145	Hilton Worldwide Holdings, Inc.	134,127
2,103	International Game Technology plc (United Kingdom)	40,041
183	Marriott International, Inc., Class A	19,067
3,738	MGM Resorts International	123,092
866	Royal Caribbean Cruises Ltd. (Liberia)	97,919
1,942	Six Flags Entertainment Corp.	110,442
707	Vail Resorts, Inc.	149,007
8,418	Wendy’s Co. (The)	129,974
1,286	Wyndham Worldwide Corp.	134,220
562	Wynn Resorts Ltd.	72,689
		1,586,047
	Household Durables — 2.7%
3,564	DR Horton, Inc.	127,199
2,381	Garmin Ltd. (Switzerland)	119,502
5,181	Leggett & Platt, Inc.	249,621
2,403	Lennar Corp., Class A	126,013
650	Mohawk Industries, Inc. (a)	161,843
3,148	Newell Rubbermaid, Inc.	165,963
108	NVR, Inc. (a)	281,928
7,160	PulteGroup, Inc.	174,847
1,735	Tupperware Brands Corp.	105,332
684	Whirlpool Corp.	121,670
		1,633,918
	Internet & Catalog Retail — 0.1%
686	Liberty Ventures, Ser A (a)	41,558
	Leisure Products — 0.6%
1,955	Brunswick Corp.	110,672

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — continued
1,385	Hasbro, Inc.	146,644
912	Polaris Industries, Inc.	81,770
		339,086
	Media — 2.1%
3,712	Cinemark Holdings, Inc.	144,397
2,792	Discovery Communications, Inc., Class A (a)	68,683
4,004	Discovery Communications, Inc., Class C (a)	92,613
4,820	Interpublic Group of Cos., Inc. (The)	104,160
661	Liberty Broadband Corp., Class C (a)	65,558
1,202	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	55,448
4,363	MSG Networks, Inc. (a)	93,368
1,755	Omnicom Group, Inc.	138,189
5,138	Regal Entertainment Group, Class A	97,725
1,292	Scripps Networks Interactive, Inc., Class A	112,934
27,949	Sirius XM Holdings, Inc.	163,781
4,145	TEGNA, Inc.	61,470
1,487	Viacom, Inc., Class B	51,926
		1,250,252
	Multiline Retail — 0.6%
674	Dillard’s, Inc., Class A	49,755
1,253	Dollar General Corp.	94,176
1,293	Dollar Tree, Inc. (a)	93,199
1,446	Kohl’s Corp.	59,792
1,414	Nordstrom, Inc.	68,678
		365,600
	Specialty Retail — 2.3%
1,582	AutoNation, Inc. (a)	67,045
4	AutoZone, Inc. (a)	2,159
1,308	Best Buy Co., Inc.	76,309
1,054	Burlington Stores, Inc. (a)	91,729
1,863	Cabela’s, Inc. (a)	106,154
1,211	CarMax, Inc. (a)	80,229
1,450	Foot Locker, Inc.	68,425
3,552	GameStop Corp., Class A	77,043
2,842	Gap, Inc. (The)	67,725
1,201	Murphy USA, Inc. (a)	90,952
1,454	Penske Automotive Group, Inc.	63,307
2,172	Ross Stores, Inc.	120,155
1,541	Signet Jewelers Ltd. (Bermuda)	94,247
1,364	Tiffany & Co.	130,276
320	Ulta Beauty, Inc. (a)	80,387
2,076	Urban Outfitters, Inc. (a)	40,669
1,925	Williams-Sonoma, Inc.	89,378
		1,346,189
	Textiles, Apparel & Luxury Goods — 1.0%
1,255	Carter’s, Inc.	108,846
2,779	Coach, Inc.	131,002
3,601	Hanesbrands, Inc.	82,535
3,838	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	139,857
984	PVH Corp.	117,381
983	Under Armour, Inc., Class C (a)	17,802
		597,423
	Total Consumer Discretionary	8,769,076
	Consumer Staples — 6.4%
	Beverages — 0.8%
4,029	Brown-Forman Corp., Class B	199,033
1,886	Dr. Pepper Snapple Group, Inc.	171,928

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Beverages — continued
1,135	Molson Coors Brewing Co., Class B	100,992
		471,953
	Food & Staples Retailing — 0.4%
1,019	Casey’s General Stores, Inc.	108,778
3,188	Whole Foods Market, Inc.	133,131
		241,909
	Food Products — 3.8%
1,265	Bunge Ltd. (Bermuda)	99,163
3,384	Campbell Soup Co.	178,777
3,560	ConAgra Foods, Inc.	121,894
8,569	Flowers Foods, Inc.	150,729
1,924	Hershey Co. (The)	202,616
4,569	Hormel Foods Corp.	156,123
1,377	Ingredion, Inc.	169,812
1,543	JM Smucker Co. (The)	188,092
3,353	Kellogg Co.	228,004
1,187	Lamb Weston Holdings, Inc.	52,204
2,543	McCormick & Co., Inc. (Non-Voting)	242,348
4,808	Pilgrim’s Pride Corp. (a)	116,786
3,433	Pinnacle Foods, Inc.	203,852
362	Post Holdings, Inc. (a)	30,118
1,656	Tyson Foods, Inc., Class A	104,924
		2,245,442
	Household Products — 1.2%
4,683	Church & Dwight Co., Inc.	249,838
1,979	Clorox Co. (The)	264,177
2,244	Energizer Holdings, Inc.	103,381
1,033	Spectrum Brands Holdings, Inc.	119,249
		736,645
	Personal Products — 0.2%
12	Edgewell Personal Care Co. (a)	867
1,887	Nu Skin Enterprises, Inc., Class A	119,560
		120,427
	Total Consumer Staples	3,816,376
	Energy — 2.5%
	Energy Equipment & Services — 0.5%
941	Dril-Quip, Inc. (a)	41,969
758	Helmerich & Payne, Inc.	38,370
3,254	Nabors Industries Ltd. (Bermuda)	25,088
2,126	National Oilwell Varco, Inc.	69,541
1,822	Patterson-UTI Energy, Inc.	35,238
4,189	RPC, Inc.	86,754
		296,960
	Oil, Gas & Consumable Fuels — 2.0%
112	Cheniere Energy, Inc. (a)	5,062
4,521	CONSOL Energy, Inc. (a)	75,772
902	Diamondback Energy, Inc. (a)	86,484
172	Energen Corp. (a)	9,164
2,736	HollyFrontier Corp.	78,906
680	Laredo Petroleum, Inc. (a)	8,813
3,514	Marathon Oil Corp.	42,976
1,728	Marathon Petroleum Corp.	96,751
1,851	Murphy Oil Corp.	49,200
3,572	ONEOK, Inc.	202,068
1,970	Parsley Energy, Inc., Class A (a)	57,682
2,218	PBF Energy, Inc., Class A	50,504
2,474	Rice Energy, Inc. (a)	69,198
3,413	SM Energy Co.	59,352

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
2,315	Targa Resources Corp.	107,439
816	Tesoro Corp.	81,216
2,391	Williams Cos., Inc. (The)	75,986
727	World Fuel Services Corp.	23,511
		1,180,084
	Total Energy	1,477,044
	Financials — 9.5%
	Banks — 2.4%
886	Associated Banc-Corp	21,220
621	Bank of Hawaii Corp.	51,959
923	Bank of the Ozarks, Inc.	39,827
1,041	BankUnited, Inc.	35,831
1,264	CIT Group, Inc.	60,230
1,138	Citizens Financial Group, Inc.	39,921
649	Comerica, Inc.	46,929
1,428	Commerce Bancshares, Inc.	82,881
844	Cullen/Frost Bankers, Inc.	76,618
886	East West Bancorp, Inc.	50,484
2,156	Fifth Third Bancorp	57,565
2,276	First Horizon National Corp.	39,671
652	First Republic Bank	65,415
5,573	Huntington Bancshares, Inc.	73,842
2,490	KeyCorp	44,920
593	M&T Bank Corp.	96,748
776	PacWest Bancorp	37,264
3,950	People’s United Financial, Inc.	68,888
891	Popular, Inc. (Puerto Rico)	37,547
3,277	Regions Financial Corp.	47,844
1,258	SunTrust Banks, Inc.	72,071
239	SVB Financial Group (a)	42,647
1,690	Synovus Financial Corp.	73,481
850	Webster Financial Corp.	44,141
984	Western Alliance Bancorp (a)	49,574
971	Zions Bancorporation	44,006
		1,401,524
	Capital Markets — 1.8%
493	Ameriprise Financial, Inc.	71,426
544	CBOE Holdings, Inc.	51,424
1,110	Eaton Vance Corp.	54,490
889	FactSet Research Systems, Inc.	148,659
1,699	Federated Investors, Inc., Class B	48,982
968	Invesco Ltd. (Bermuda)	33,657
818	Lazard Ltd., Class A (Bermuda)	38,209
108	Legg Mason, Inc.	4,321
921	LPL Financial Holdings, Inc.	42,145
330	MarketAxess Holdings, Inc.	66,954
572	MSCI, Inc., Class A	62,319
1,400	Nasdaq, Inc.	104,118
852	Northern Trust Corp.	74,558
811	Raymond James Financial, Inc.	67,467
1,563	SEI Investments Co.	88,325
901	T. Rowe Price Group, Inc.	74,531
1,104	TD Ameritrade Holding Corp.	50,486
		1,082,071
	Consumer Finance — 0.3%
1,078	Discover Financial Services	65,693
2,352	Navient Corp.	34,692
1,646	Santander Consumer USA Holdings, Inc. (a)	21,085
4,272	SLM Corp. (a)	47,334

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
1,124	Synchrony Financial	34,080
		202,884
	Diversified Financial Services — 0.1%
1,819	Leucadia National Corp.	47,349
	Insurance — 4.1%
153	Alleghany Corp. (a)	93,841
1,432	American Financial Group, Inc.	145,205
1,721	Arch Capital Group Ltd. (Bermuda) (a)	167,385
1,973	Arthur J Gallagher & Co.	115,993
1,718	Aspen Insurance Holdings Ltd. (Bermuda)	83,839
920	Assurant, Inc.	96,849
1,231	Assured Guaranty Ltd. (Bermuda)	55,407
1,580	Axis Capital Holdings Ltd. (Bermuda)	102,036
2,188	Brown & Brown, Inc.	97,585
1,230	Cincinnati Financial Corp.	93,677
77	CNA Financial Corp.	4,000
281	Erie Indemnity Co., Class A	35,816
427	Everest Re Group Ltd. (Bermuda)	112,041
22	Fairfax Financial Holdings Ltd. (Canada)	10,274
935	First American Financial Corp.	45,263
1,808	FNF Group	88,339
456	Hanover Insurance Group, Inc. (The)	43,256
1,562	Hartford Financial Services Group, Inc. (The)	85,910
553	Lincoln National Corp.	40,402
945	Loews Corp.	46,003
10	Markel Corp. (a)	10,715
742	Mercury General Corp.	44,438
2,742	Old Republic International Corp.	53,798
1,264	Principal Financial Group, Inc.	84,372
2,387	Progressive Corp. (The)	112,499
838	Reinsurance Group of America, Inc., Class A	117,488
685	RenaissanceRe Holdings Ltd. (Bermuda)	100,633
1,587	Torchmark Corp.	125,325
1,217	Unum Group	61,008
1,571	Validus Holdings Ltd. (Bermuda)	84,504
1,567	W.R. Berkley Corp.	108,076
		2,465,977
	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
4,327	AGNC Investment Corp.	91,646
6,992	Annaly Capital Management, Inc.	84,113
2,467	Chimera Investment Corp.	46,429
8,286	MFA Financial, Inc.	70,348
3,574	Starwood Property Trust, Inc.	78,771
8,692	Two Harbors Investment Corp.	85,964
		457,271
	Total Financials	5,657,076
	Health Care — 14.0%
	Biotechnology — 0.6%
4,119	Exelixis, Inc. (a)	111,666
857	Incyte Corp. (a)	114,229
1,157	United Therapeutics Corp. (a)	148,559
		374,454
	Health Care Equipment & Supplies — 5.2%
848	ABIOMED, Inc. (a)	125,580
1,096	Alere, Inc. (a)	55,227
1,404	Align Technology, Inc. (a)	234,791
858	C.R. Bard, Inc.	275,075

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — continued
1,049	Cooper Co., Inc. (The)	255,820
3,900	DENTSPLY SIRONA, Inc.	241,917
1,309	Edwards Lifesciences Corp. (a)	150,771
3,120	Hill-Rom Holdings, Inc.	232,502
4,067	Hologic, Inc. (a)	179,802
1,023	IDEXX Laboratories, Inc. (a)	170,289
178	Intuitive Surgical, Inc. (a)	167,010
2,688	ResMed, Inc.	207,299
624	STERIS plc (United Kingdom)	51,074
1,212	Teleflex, Inc.	251,151
153	Varex Imaging Corp. (a)	4,720
1,862	Varian Medical Systems, Inc. (a)	180,837
1,350	West Pharmaceutical Services, Inc.	119,745
1,654	Zimmer Biomet Holdings, Inc.	200,663
		3,104,273
	Health Care Providers & Services — 4.6%
3,053	Acadia Healthcare Co., Inc. (a)	161,595
1,265	AmerisourceBergen Corp., Class A	118,682
278	Brookdale Senior Living, Inc. (a)	3,948
1,863	Cardinal Health, Inc.	143,935
2,318	Centene Corp. (a)	184,096
2,799	DaVita, Inc. (a)	181,319
1,925	Envision Healthcare Corp. (a)	108,628
1,741	Henry Schein, Inc. (a)	317,228
1,785	Laboratory Corp. of America Holdings (a)	283,654
2,978	LifePoint Health, Inc. (a)	176,893
3,317	MEDNAX, Inc. (a)	155,833
3,651	Patterson Cos., Inc.	152,320
2,201	Quest Diagnostics, Inc.	238,390
1,433	Universal Health Services, Inc., Class B	158,820
990	VCA, Inc. (a)	91,654
1,289	WellCare Health Plans, Inc. (a)	228,140
		2,705,135
	Health Care Technology — 0.5%
7,129	Allscripts Healthcare Solutions, Inc. (a)	87,758
1,975	Cerner Corp. (a)	127,131
1,488	Veeva Systems, Inc., Class A (a)	94,875
		309,764
	Life Sciences Tools & Services — 2.2%
1,951	Agilent Technologies, Inc.	116,650
175	Bio-Rad Laboratories, Inc., Class A (a)	41,235
1,006	Bio-Techne Corp.	116,606
2,170	Charles River Laboratories International, Inc. (a)	213,094
612	Illumina, Inc. (a)	106,396
218	Mettler-Toledo International, Inc. (a)	124,931
166	PerkinElmer, Inc.	10,928
2,301	QIAGEN NV (Netherlands) (a)	75,565
2,636	Quintiles Transnational Holdings, Inc. (a)	238,690
1,009	VWR Corp. (a)	33,297
1,252	Waters Corp. (a)	217,147
		1,294,539
	Pharmaceuticals — 0.9%
2,515	Akorn, Inc. (a)	84,554
1,970	Mallinckrodt plc (Ireland) (a)	90,226
1,499	Perrigo Co. plc (Ireland)	112,305
4,261	Zoetis, Inc., Class A	266,398
		553,483
	Total Health Care	8,341,648

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 11.8%
	Aerospace & Defense — 1.0%
2,124	Arconic, Inc.	52,654
1,575	BWX Technologies, Inc.	82,971
1,825	Hexcel Corp.	93,385
303	Huntington Ingalls Industries, Inc.	62,451
442	L3 Technologies, Inc.	77,337
947	Rockwell Collins, Inc.	100,884
1,332	Spirit AeroSystems Holdings, Inc., Class A	80,493
1,339	Textron, Inc.	65,785

		615,960

	Air Freight & Logistics — 0.3%
1,801	C.H. Robinson Worldwide, Inc.	118,145
1,310	Expeditors International of Washington, Inc.	77,133

		195,278

	Airlines — 0.8%
1,159	Alaska Air Group, Inc.	98,782
1,496	American Airlines Group, Inc.	75,458
534	Copa Holdings S.A., Class A (Panama)	66,996
3,983	JetBlue Airways Corp. (a)	87,347
1,689	Spirit Airlines, Inc. (a)	65,618
1,036	United Continental Holdings, Inc. (a)	70,116

		464,317

	Building Products — 0.9%
1,372	Allegion plc (Ireland)	111,461
1,734	AO Smith Corp.	92,856
421	Armstrong World Industries, Inc. (a)	20,439
1,258	Fortune Brands Home & Security, Inc.	82,613
633	Lennox International, Inc.	108,243
1,153	Owens Corning	77,309
1,896	USG Corp. (a)	51,268

		544,189

	Commercial Services & Supplies — 1.4%
807	Cintas Corp.	108,824
7,605	Copart, Inc. (a)	239,482
1,022	Covanta Holding Corp.	15,432
3,813	KAR Auction Services, Inc.	160,299
6,115	Pitney Bowes, Inc.	96,250
2,820	Republic Services, Inc., Class A	181,100

		801,387

	Construction & Engineering — 0.3%
1,077	Jacobs Engineering Group, Inc.	56,780
1,548	Quanta Services, Inc. (a)	52,214
602	Valmont Industries, Inc.	91,925

		200,919

	Electrical Equipment — 0.5%
1,057	Hubbell, Inc., Class B	125,561
383	Regal Beloit Corp.	31,923
644	Rockwell Automation, Inc.	106,279

		263,763

	Industrial Conglomerates — 0.3%
718	Carlisle Co., Inc.	70,070
410	Roper Technologies, Inc.	95,308

		165,378

	Machinery — 4.3%
1,459	AGCO Corp.	105,252

SHARES	SECURITY DESCRIPTION	VALUE($)
	Machinery — continued
1,935	Allison Transmission Holdings, Inc.	73,143
686	Crane Co.	51,793
524	Cummins, Inc.	87,980
1,104	Donaldson Co., Inc.	52,429
1,014	Dover Corp.	85,176
1,531	Fortive Corp.	99,117
1,135	Graco, Inc.	131,705
1,067	IDEX Corp.	124,348
1,106	Ingersoll-Rand plc (Ireland)	97,195
730	ITT, Inc.	29,930
1,077	Lincoln Electric Holdings, Inc.	93,979
1,228	Middleby Corp. (The) (a)	160,475
482	Nordson Corp.	61,214
903	Oshkosh Corp.	62,181
1,076	PACCAR, Inc.	73,652
498	Parker-Hannifin Corp.	82,658
1,084	Pentair plc (Ireland)	68,368
1,331	Snap-on, Inc.	205,240
3,122	SPX Corp. (a)	85,917
1,659	Stanley Black & Decker, Inc.	233,405
557	Terex Corp.	21,929
1,131	Timken Co. (The)	51,461
3,565	Toro Co. (The)	253,436
884	Trinity Industries, Inc.	24,230
2	WABCO Holdings, Inc. (a)	275
2,120	Xylem, Inc.	120,268

		2,536,756

	Marine — 0.0% (b)
325	Kirby Corp. (a)	19,793

	Professional Services — 0.7%
734	Dun & Bradstreet Corp. (The)	81,298
672	Equifax, Inc.	97,736
650	ManpowerGroup, Inc.	69,647
1,479	Robert Half International, Inc.	66,925
1,119	Verisk Analytics, Inc., Class A (a)	97,644

		413,250

	Road & Rail — 0.6%
971	J.B. Hunt Transport Services, Inc.	88,079
658	Kansas City Southern	67,899
1,339	Landstar System, Inc.	111,338
574	Old Dominion Freight Line, Inc.	55,052
589	Ryder System, Inc.	42,856

		365,224

	Trading Companies & Distributors — 0.6%
1,176	Air Lease Corp., Class A	46,546
932	Fastenal Co.	40,039
654	MSC Industrial Direct Co., Inc., Class A	46,571
277	United Rentals, Inc. (a)	32,952
421	W.W. Grainger, Inc.	70,198
589	Watsco, Inc.	88,803
656	WESCO International, Inc. (a)	33,620

		358,729

	Transportation Infrastructure — 0.1%
1,057	Macquarie Infrastructure Corp.	80,131

	Total Industrials	7,025,074

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Information Technology — 15.0%
	Communications Equipment — 1.6%
756	Arista Networks, Inc. (a)	112,863
179	ARRIS International plc (United Kingdom) (a)	5,005
6,119	Brocade Communications Systems, Inc.	77,283
3,955	CommScope Holding Co., Inc. (a)	145,465
1,039	F5 Networks, Inc. (a)	125,459
1,586	Harris Corp.	181,550
4,064	Juniper Networks, Inc.	113,589
1,977	Motorola Solutions, Inc.	179,274

		940,488

	Electronic Equipment, Instruments & Components — 1.5%
1,644	Amphenol Corp., Class A	125,963
950	Arrow Electronics, Inc. (a)	77,226
1,857	Avnet, Inc.	71,272
1,429	AVX Corp.	25,536
3,226	CDW Corp.	204,625
457	Cognex Corp.	43,442
176	Coherent, Inc. (a)	46,640
289	Dolby Laboratories, Inc., Class A	14,956
2,466	FLIR Systems, Inc.	92,031
395	IPG Photonics Corp. (a)	60,293
2,109	Jabil Circuit, Inc.	64,325
2,002	National Instruments Corp.	82,362

		908,671

	Internet Software & Services — 0.8%
2,086	Akamai Technologies, Inc. (a)	98,334
1,209	IAC/Interactive Corp. (a)	126,498
599	LogMeIn, Inc.	69,753
1,592	VeriSign, Inc. (a)	161,063

		455,648

	IT Services — 3.4%
4,565	Amdocs Ltd. (Guernsey)	306,631
1,241	Booz Allen Hamilton Holding Corp., Class A	42,566
1,881	Broadridge Financial Solutions, Inc.	142,693
1,101	Conduent, Inc. (a)	18,177
550	CoreLogic, Inc. (a)	25,052
3,364	CSRA, Inc.	109,700
3,309	DST Systems, Inc.	181,664
462	Euronet Worldwide, Inc. (a)	44,634
1,110	Fidelity National Information Services, Inc.	101,254
1,068	Fiserv, Inc. (a)	137,238
1,506	Gartner, Inc. (a)	193,250
790	Global Payments, Inc.	74,552
1,110	Jack Henry & Associates, Inc.	119,125
2,278	Leidos Holdings, Inc.	121,736
1,309	Paychex, Inc.	75,726
5,435	Sabre Corp.	120,277
511	Teradata Corp. (a)	16,260
1,599	Total System Services, Inc.	101,473
1,172	Vantiv, Inc., Class A (a)	74,481
1,948	Western Union Co. (The)	38,473

		2,044,962

	Semiconductors & Semiconductor Equipment — 3.2%
5,212	Advanced Micro Devices, Inc. (a)	70,935
2,269	Analog Devices, Inc.	179,274
10,379	Cypress Semiconductor Corp.	147,382
1,680	KLA-Tencor Corp.	155,618

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
1,373	Lam Research Corp.	218,938
8,671	Marvell Technology Group Ltd. (Bermuda)	134,921
3,442	Maxim Integrated Products, Inc.	156,404
2,490	Microchip Technology, Inc.	199,300
1,137	Microsemi Corp. (a)	59,215
6,236	ON Semiconductor Corp. (a)	93,228
885	Qorvo, Inc. (a)	60,676
1,132	Skyworks Solutions, Inc.	118,713
5,412	Teradyne, Inc.	187,201
1,973	Xilinx, Inc.	124,812

		1,906,617

	Software — 4.0%
1,763	ANSYS, Inc. (a)	228,397
5,569	CA, Inc.	172,862
5,172	Cadence Design Systems, Inc. (a)	190,847
2,015	CDK Global, Inc.	132,547
1,178	Citrix Systems, Inc. (a)	93,038
2,087	Dell Technologies, Inc., Class V (a)	134,131
201	Electronic Arts, Inc. (a)	23,465
1,783	Manhattan Associates, Inc. (a)	78,809
1,610	Nuance Communications, Inc. (a)	27,853
2,896	PTC, Inc. (a)	159,830
1,550	Red Hat, Inc. (a)	153,249
4,082	SS&C Technologies Holdings, Inc.	158,218
5,021	Symantec Corp.	155,601
3,885	Synopsys, Inc. (a)	297,474
1,716	Take-Two Interactive Software Inc. (a)	136,388
746	Tyler Technologies, Inc. (a)	128,170
365	Ultimate Software Group, Inc. (The) (a)	82,384

		2,353,263

	Technology Hardware, Storage & Peripherals — 0.5%
1,747	NCR Corp. (a)	66,124
3,068	NetApp, Inc.	133,213
954	Western Digital Corp.	81,204
1,388	Xerox Corp.	42,570

		323,111

	Total Information Technology	8,932,760

	Materials — 6.5%
	Chemicals — 3.3%
1,198	Albemarle Corp.	138,728
1,398	Ashland Global Holdings, Inc.	90,828
1,916	Cabot Corp.	104,096
1,447	Celanese Corp., Class A	139,158
1,710	CF Industries Holdings, Inc.	50,188
1,127	Chemours Co. (The)	53,656
1,767	Eastman Chemical Co.	146,944
1,285	FMC Corp.	98,148
3,094	Huntsman Corp.	82,362
1,410	International Flavors & Fragrances, Inc.	187,784
2,454	Mosaic Co. (The)	59,240
182	NewMarket Corp.	83,740
2,621	Olin Corp.	77,267
3,219	RPM International, Inc.	166,970
2,144	Scotts Miracle-Gro Co. (The), Class A	205,803
1,923	Westlake Chemical Corp.	135,302
2,184	WR Grace & Co.	150,609

		1,970,823

	Construction Materials — 0.3%
488	Eagle Materials, Inc.	45,921

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — continued
268	Martin Marietta Materials, Inc.	60,683
626	Vulcan Materials Co.	77,073

		183,677

	Containers & Packaging — 1.8%
960	AptarGroup, Inc.	77,693
2,336	Avery Dennison Corp.	217,084
1,261	Bemis Co., Inc.	53,429
1,421	Berry Global Group, Inc. (a)	79,690
969	Crown Holdings, Inc. (a)	57,626
5,151	Graphic Packaging Holding Co.	67,942
1,870	International Paper Co.	102,813
1,902	Owens-Illinois Inc. (a)	45,458
847	Packaging Corp of America	92,729
1,461	Sealed Air Corp.	63,568
2,294	Silgan Holdings, Inc.	69,508
1,107	Sonoco Products Co.	53,667
930	WestRock Co.	53,401

		1,034,608

	Metals & Mining — 1.0%
706	Alcoa Corp.	25,698
1,015	Compass Minerals International, Inc.	70,086
2,270	Newmont Mining Corp.	84,376
1,406	Nucor Corp.	81,084
1,017	Reliance Steel & Aluminum Co.	73,590
746	Royal Gold, Inc.	64,648
2,034	Southern Copper Corp.	80,018
2,349	Steel Dynamics, Inc.	83,178
1,142	United States Steel Corp.	26,826

		589,504

	Paper & Forest Products — 0.1%
1,797	Domtar Corp.	70,191

	Total Materials	3,848,803

	Real Estate — 4.3%
	Equity Real Estate Investment Trusts (REITs) — 4.3%
502	Alexandria Real Estate Equities, Inc.	60,868
941	American Campus Communities, Inc.	45,112
2,440	American Homes 4 Rent, Class A	56,144
534	AvalonBay Communities, Inc.	102,715
2,340	Brandywine Realty Trust	39,335
664	Camden Property Trust	59,561
2,463	Colony NorthStar, Inc., Class A	36,058
1,056	CoreCivic, Inc.	29,251
479	CoreSite Realty Corp.	52,010
143	CubeSmart	3,526
957	CyrusOne, Inc.	57,143
1,142	DCT Industrial Trust, Inc.	64,340
630	Digital Realty Trust, Inc.	72,664
1,959	Douglas Emmett, Inc.	74,951
2,760	Duke Realty Corp.	78,908
849	DuPont Fabros Technology, Inc.	52,918
528	EPR Properties	38,217
1,482	Equity Commonwealth (a)	46,802
717	Equity LifeStyle Properties, Inc.	62,594
79	Federal Realty Investment Trust	10,478
317	Forest City Realty Trust, Inc., Class A	7,729
1,603	Gaming and Leisure Properties, Inc.	60,818
1,776	GGP, Inc.	40,155
918	Highwoods Properties, Inc.	47,295

SHARES	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
2,090	Hospitality Properties Trust	60,735
3,100	Host Hotels & Resorts, Inc.	57,846
1,239	Hudson Pacific Properties, Inc.	40,540
1,090	Iron Mountain, Inc.	39,709
86	JBG SMITH Properties (a)	3,051
757	Kilroy Realty Corp.	52,543
945	Lamar Advertising Co., Class A	66,689
1,666	Liberty Property Trust	70,005
454	Mid-America Apartment Communities, Inc.	47,003
1,591	National Retail Properties, Inc.	63,608
1,193	Omega Healthcare Investors, Inc.	37,687
1,804	Outfront Media, Inc.	41,258
702	Park Hotels & Resorts, Inc.	18,905
2,596	Piedmont Office Realty Trust, Inc., Class A	54,542
1,481	Prologis, Inc.	90,060
1,289	Rayonier, Inc.	37,471
2,758	Senior Housing Properties Trust	53,643
4,894	Spirit Realty Capital, Inc.	38,810
1,436	STORE Capital Corp.	33,588
517	Sun Communities, Inc.	46,018
666	Taubman Centers, Inc.	37,875
1,167	Uniti Group, Inc.	29,875
1,072	Ventas, Inc.	72,199
5,741	VEREIT, Inc.	47,708
172	Vornado Realty Trust	13,648
1,196	Weingarten Realty Investors	38,822
1,012	Welltower, Inc.	74,271
1,635	Weyerhaeuser Co.	53,988
545	WP Carey, Inc.	37,338

	Total Real Estate	2,559,027

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.0% (b)
646	Level 3 Communications, Inc. (a)	37,907

	Wireless Telecommunication Services —0.2%
2,692	Telephone & Data Systems, Inc.	76,534
708	United States Cellular Corp. (a)	26,819

		103,353

	Total Telecommunication Services	141,260

	Utilities — 12.7%
	Electric Utilities — 4.9%
7,517	Alliant Energy Corp.	304,664
3,863	Edison International, Inc.	303,941
3,007	Entergy Corp.	230,697
4,515	Eversource Energy	274,467
10,212	Great Plains Energy, Inc.	315,142
3,673	Hawaiian Electric Industries, Inc.	121,172
4,182	OGE Energy Corp.	149,966
3,572	Pinnacle West Capital Corp.	309,800
7,990	PPL Corp.	306,257
5,596	Westar Energy, Inc., Class A	283,997
6,532	Xcel Energy, Inc.	309,029

		2,909,132

	Gas Utilities — 1.4%
3,849	Atmos Energy Corp.	333,939
3,372	National Fuel Gas Co.	199,656
6,153	UGI Corp.	310,542

		844,137

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — 0.2%
12,652	AES Corp.	141,449

	Multi-Utilities — 5.3%
5,745	Ameren Corp.	322,294
8,096	CenterPoint Energy, Inc.	228,226
6,546	CMS Energy Corp.	302,687
3,753	Consolidated Edison, Inc.	310,974
2,750	DTE Energy Co.	294,415
2,223	MDU Resources Group, Inc.	58,576
12,843	NiSource, Inc.	334,689
6,408	Public Service Enterprise Group, Inc.	288,168
3,860	SCANA Corp.	248,468
2,722	Sempra Energy	307,613
2,733	Vectren Corp.	164,281
4,175	WEC Energy Group, Inc.	262,900

		3,123,291

	Water Utilities — 0.9%
4,053	American Water Works Co., Inc.	328,698
6,594	Aqua America, Inc.	220,108

		548,806

	Total Utilities	7,566,815

	Total Common Stocks (Cost $52,504,703)	58,134,959

Short-Term Investment —2.3%
	Investment Company — 2.3%
1,396,238	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.850% (c) (d) (Cost $1,396,238)	1,396,238

	Total Investments — 100.0% (Cost $53,900,941)	59,531,197
	Liabilities in Excess of Other Assets — (0.0)% (b)	(29,200)

	NET ASSETS — 100.0%	$59,501,997

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
9	S&P 500 Index E-MINI	09/15/17	USD	1,114,781	(4,181)

Notes to Schedule of Portfolio Investments:
REIT	—	Real Estate Investment Trust
S&P	—	Standard & Poor’s
USD	—	United States Dollar

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.05%.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,614,351
Aggregate gross unrealized depreciation	(984,095)

Net unrealized appreciation/depreciation	$5,630,256

Federal income tax cost of investments	$53,900,941

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$8,769,076	$—	$—	$8,769,076
Consumer Staples	3,816,376	—	—	3,816,376
Energy	1,477,044	—	—	1,477,044
Financials	5,657,076	—	—	5,657,076
Health Care	8,341,648	—	—	8,341,648
Industrials	7,025,074	—	—	7,025,074
Information Technology	8,932,760	—	—	8,932,760
Materials	3,848,803	—	—	3,848,803
Real Estate	2,559,027	—	—	2,559,027
Telecommunication Services	141,260	—	—	141,260
Utilities	7,566,815	—	—	7,566,815

Total Common Stocks	58,134,959	—	—	58,134,959

Short-Term Investment
Investment Company	1,396,238	—	—	1,396,238

Total Investments in Securities	$59,531,197	$—	$—	$59,531,197

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$4,181	$—	$—	$4,181

Total Depreciation in Other Financial Instruments	$4,181	$—	$—	$4,181

There were no transfers among any levels during the period ended July 31, 2017.

B. Derivatives – The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Futures Contracts – The Fund used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 21.5%
	Auto Components — 2.5%
3,808	American Axle & Manufacturing Holdings, Inc. (a)	56,130
2,135	Cooper Tire & Rubber Co.	78,034
981	Cooper-Standard Holdings, Inc. (a)	100,317
4,353	Dana, Inc.	103,253
1,935	Dorman Products, Inc. (a)	151,085
2,137	Gentherm, Inc. (a)	71,483
2,302	LCI Industries	245,738
914	Modine Manufacturing Co. (a)	14,853
786	Stoneridge, Inc. (a)	11,994
2,430	Superior Industries International, Inc.	47,507
1,204	Tenneco, Inc.	66,581

		946,975

	Automobiles — 0.3%
3,331	Winnebago Industries, Inc.	122,581

	Distributors — 0.6%
726	Core-Mark Holding Co., Inc.	26,622
1,938	Pool Corp.	209,537

		236,159

	Diversified Consumer Services — 0.9%
1,209	Adtalem Global Education Inc.	39,292
989	American Public Education, Inc. (a)	21,066
1,117	Bridgepoint Education, Inc. (a)	10,846
994	Bright Horizons Family Solutions, Inc. (a)	78,536
627	Carriage Services, Inc., Class A	15,292
1,009	Grand Canyon Education, Inc. (a)	74,232
263	Houghton Mifflin Harcourt Co. (a)	3,143
135	K12, Inc. (a)	2,391
1,573	Regis Corp. (a)	16,564
666	Sotheby’s (a)	37,689
267	Strayer Education, Inc.	20,992
2,214	Universal Technical Institute, Inc. (a)	7,882

		327,925

	Hotels, Restaurants & Leisure — 3.6%
2,513	Belmond Ltd., Class A (Bermuda) (a)	32,795
35	Biglari Holdings, Inc. (a)	13,101
764	BJ’s Restaurants, Inc. (a)	26,969
1,606	Bloomin’ Brands, Inc.	27,993
1,057	Bob Evans Farms, Inc.	73,123
2,235	Boyd Gaming Corp.	56,009
225	Buffalo Wild Wings, Inc. (a)	24,187
977	Caesars Entertainment Corp. (a)	12,066
1,383	Cheesecake Factory, Inc. (The)	65,803
265	Churchill Downs, Inc.	49,568
687	Chuy’s Holdings, Inc. (a)	16,179
390	Cracker Barrel Old Country Store, Inc.	60,625
687	Dave & Buster’s Entertainment, Inc. (a)	42,669
1,250	DineEquity, Inc.	51,425
1,384	Dover Motorsports, Inc.	2,837
1,940	El Pollo Loco Holdings, Inc. (a)	25,220
542	Fiesta Restaurant Group, Inc. (a)	9,106
2,406	ILG, Inc.	63,783
460	Jack in the Box, Inc.	42,670
1,092	Luby’s, Inc. (a)	3,134
413	Marcus Corp.	11,234
578	Marriott Vacations Worldwide Corp.	67,539

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — continued
780	Noodles & Co., Class A (a)	3,003
2,551	Papa John’s International, Inc.	181,963
1,201	Planet Fitness, Inc., Class A (a)	27,215
1,657	Red Robin Gourmet Burgers, Inc. (a)	99,089
1,449	Red Rock Resorts, Inc., Class A	34,631
1,357	Ruby Tuesday, Inc. (a)	2,741
1,125	Ruth’s Hospitality Group, Inc.	22,500
1,437	Scientific Games Corp., Class A (a)	53,241
2,665	SeaWorld Entertainment, Inc.	40,988
1,259	Texas Roadhouse, Inc., Class A	59,551
930	Wingstop, Inc.	27,909

		1,330,866

	Household Durables — 4.8%
921	Bassett Furniture Industries, Inc.	34,261
4,593	Beazer Homes USA, Inc. (a)	60,903
4,266	Ethan Allen Interiors, Inc.	136,725
1,978	Helen of Troy Ltd. (Bermuda) (a)	199,284
463	Installed Building Products, Inc. (a)	24,909
2,164	iRobot Corp. (a)	228,324
4,618	KB Home	105,845
4,417	La-Z-Boy, Inc., Class Z	149,295
1,856	LGI Homes, Inc. (a)	82,221
3,440	M/I Homes, Inc. (a)	89,234
4,114	MDC Holdings, Inc.	141,069
2,204	Meritage Homes Corp. (a)	89,813
504	NACCO Industries, Inc., Class A	33,062
1,398	Taylor Morrison Home Corp., Class A (a)	31,623
863	TopBuild Corp. (a)	45,549
7,608	TRI Pointe Group, Inc. (a)	101,186
1,305	Universal Electronics, Inc. (a)	89,327
2,587	William Lyon Homes, Class A (a)	58,492
7,214	ZAGG, Inc. (a)	60,958

		1,762,080

	Internet & Catalog Retail — 1.0%
804	HSN, Inc.	31,879
738	Lands’ End, Inc. (a)	9,963
4,435	Nutrisystem, Inc.	247,251
1,099	PetMed Express, Inc.	52,246
988	Shutterfly, Inc. (a)	48,452

		389,791

	Leisure Products — 0.7%
869	American Outdoor Brands Corp. (a)	17,962
9,624	Callaway Golf Co.	122,513
5,213	Nautilus, Inc. (a)	91,749
260	Sturm Ruger & Co., Inc.	14,976

		247,200

	Media — 1.6%
985	AMC Entertainment Holdings, Inc., Class A	20,094
3,103	Gannett Co., Inc.	27,834
1,937	Gray Television, Inc. (a)	28,861
1,924	Liberty Media Corp. Liberty Formula One, Class A (a)	64,935
1,687	Liberty Media Corp. Liberty Formula One, Class C (a)	59,332
678	Loral Space & Communications, Inc. (a)	31,561
1,119	MDC Partners, Inc., Class A (Canada)	11,078
1,221	Meredith Corp.	72,589
3,124	New York Times Co. (The), Class A	59,356
688	Nexstar Media Group, Inc., Class A	44,995
1,065	Scholastic Corp.	44,123

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Media — continued
917	Sinclair Broadcast Group, Inc., Class A	33,058
2,327	Time, Inc.	32,694
2,188	World Wrestling Entertainment, Inc., Class A	46,298

		576,808

	Multiline Retail — 0.4%
925	Big Lots, Inc.	45,945
711	Dillard’s, Inc., Class A	52,486
1,151	Ollie’s Bargain Outlet Holdings, Inc. (a)	51,449

		149,880

	Specialty Retail — 2.7%
1,510	Aaron’s, Inc.	69,883
2,474	American Eagle Outfitters, Inc.	29,292
601	Asbury Automotive Group, Inc. (a)	32,454
1,994	Barnes & Noble, Inc.	16,251
1,047	Bebe Stores, Inc. (a)	6,135
2,052	Buckle, Inc. (The)	35,089
918	Build-A-Bear Workshop, Inc., Class A (a)	8,813
1,386	Caleres, Inc.	37,810
518	Children’s Place, Inc. (The)	54,727
1,008	Citi Trends, Inc.	22,327
475	Conn’s, Inc. (a)	10,165
2,298	DSW, Inc., Class A	41,456
1,450	Finish Line, Inc. (The), Class A	19,952
848	Five Below, Inc. (a)	40,967
2,076	Francesca’s Holdings Corp. (a)	20,199
616	Group 1 Automotive, Inc.	36,683
1,882	Guess?, Inc.	24,579
1,078	Haverty Furniture Co., Inc.	23,986
1,053	Kirkland’s, Inc. (a)	9,846
360	Lithia Motors, Inc., Class A	37,170
360	Lumber Liquidators Holdings, Inc. (a)	8,896
1,717	Monro Muffler Brake, Inc.	80,012
5,185	Office Depot, Inc.	30,436
1,861	Pier 1 Imports, Inc.	8,579
1,118	Rent-A-Center, Inc., Class A	14,780
408	RH (a)	26,573
2,563	Select Comfort Corp. (a)	86,655
1,846	Shoe Carnival, Inc.	33,708
976	Sonic Automotive, Inc., Class A	17,714
801	Tailored Brands, Inc.	10,045
1,133	Tile Shop Holdings, Inc.	16,542
5,762	Zumiez, Inc. (a)	73,177

		984,901

	Textiles, Apparel & Luxury Goods — 2.4%
4,667	Columbia Sportswear Co.	282,727
2,925	G-III Apparel Group Ltd. (a)	76,138
1,001	Iconix Brand Group, Inc. (a)	6,677
1,049	Movado Group, Inc.	25,805
1,164	Oxford Industries, Inc.	73,483
6,086	Steven Madden Ltd. (a)	249,526
7,531	Vera Bradley, Inc. (a)	75,913
3,387	Wolverine World Wide, Inc.	95,513

		885,782

	Total Consumer Discretionary	7,960,948

	Consumer Staples — 9.0%
	Beverages — 1.3%
1,074	Boston Beer Co., Inc. (The), Class A (a)	168,403
532	Coca-Cola Bottling Co., Consolidated	127,728
1,007	MGP Ingredients, Inc.	59,373

SHARES	SECURITY DESCRIPTION	VALUE($)
	Beverages — continued
1,377	National Beverage Corp. (a)	140,619

		496,123

	Food & Staples Retailing — 0.7%
2,276	Andersons, Inc. (The)	78,408
521	Ingles Markets, Inc., Class A	15,370
1,106	Performance Food Group Co. (a)	31,853
490	PriceSmart, Inc.	41,282
2,163	SpartanNash Co.	60,002
778	United Natural Foods, Inc. (a)	29,976

		256,891

	Food Products — 4.1%
3,115	B&G Foods, Inc.	112,919
1,012	Calavo Growers, Inc.	74,938
1,830	Cal-Maine Foods, Inc. (a)	69,814
4,936	Darling Ingredients, Inc. (a)	80,309
4,754	Dean Foods Co.	71,310
199	Farmer Brothers Co. (a)	6,199
4,564	Fresh Del Monte Produce, Inc. (Cayman Islands)	234,909
2,328	Hostess Brands, Inc., Class A (a)	35,572
1,100	J&J Snack Foods Corp.	144,540
1,665	Lancaster Colony Corp.	204,162
1,945	Sanderson Farms, Inc.	254,309
9	Seaboard Corp.	38,475
3,430	Snyder’s-Lance, Inc.	119,330
2,138	Tootsie Roll Industries, Inc.	79,533

		1,526,319

	Household Products — 1.1%
1,712	Central Garden & Pet Co. (a)	54,784
3,140	Central Garden & Pet Co., Class A (a)	96,586
297	HRG Group, Inc. (a)	4,921
1,160	Spectrum Brands Holdings, Inc.	133,911
1,238	WD-40 Co.	132,033

		422,235

	Personal Products — 0.8%
2,264	Medifast, Inc.	96,650
253	Nature’s Sunshine Products, Inc.	3,201
3,061	USANA Health Sciences, Inc. (a)	174,783

		274,634

	Tobacco — 1.0%
2,400	Universal Corp.	153,480
10,563	Vector Group Ltd.	212,633

		366,113

	Total Consumer Staples	3,342,315

	Energy — 1.9%
	Energy Equipment & Services — 0.8%
1,649	Archrock, Inc.	18,057
1,309	Atwood Oceanics, Inc. (a)	10,289
875	CARBO Ceramics, Inc. (a)	6,186
4,934	Ensco plc (United Kingdom), Class A	26,101
1,349	Forum Energy Technologies, Inc. (a)	17,874
331	Geospace Technologies Corp. (a)	5,094
742	Gulf Island Fabrication, Inc.	8,459
5,529	McDermott International, Inc. (Panama) (a)	37,431
2,133	Newpark Resources, Inc. (a)	17,810
1,633	Oil States International, Inc. (a)	40,580
2,089	Parker Drilling Co. (a)	2,507
1,280	SEACOR Holdings, Inc. (a)	43,635

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
1,565	Unit Corp. (a)	28,139
655	US Silica Holdings, Inc.	19,080

		281,242

	Oil, Gas & Consumable Fuels — 1.1%
4,565	Abraxas Petroleum Corp. (a)	8,126
2,428	Callon Petroleum Co. (a)	27,485
766	Contango Oil & Gas Co. (a)	4,596
1,741	CVR Energy, Inc.	32,922
2,816	Delek US Holdings, Inc.	73,526
3,269	DHT Holdings, Inc. (Marshall Islands)	13,599
506	Frontline Ltd. (Bermuda)	2,899
982	GasLog Ltd. (Bermuda)	17,922
1,487	Golar LNG Ltd. (Bermuda)	35,405
982	Green Plains, Inc.	19,395
465	Nordic American Tankers Ltd. (Bermuda)	2,734
2,052	Pacific Ethanol, Inc. (a)	12,825
477	PDC Energy, Inc. (a)	22,495
746	REX American Resources Corp. (a)	74,585
1,303	Sanchez Energy Corp. (a)	7,349
2,198	Scorpio Tankers, Inc. (Marshall Islands)	8,155
849	SemGroup Corp., Class A	22,965
931	Ship Finance International Ltd. (Bermuda)	12,662
4,431	Teekay Tankers Ltd., Class A (Marshall Islands)	7,976
3,015	W&T Offshore, Inc. (a)	5,909

		413,530

	Total Energy	694,772

	Financials — 6.0%
	Banks — 3.2%
183	1st Source Corp.	8,985
511	Ameris Bancorp	23,404
693	AmeriServ Financial, Inc.	2,737
194	BancFirst Corp.	20,710
1,267	BancorpSouth, Inc.	38,073
432	Banner Corp.	24,957
1,243	Brookline Bancorp, Inc.	18,459
135	Capital City Bank Group, Inc.	2,884
517	Cathay General Bancorp	19,362
111	Chemical Financial Corp.	5,349
648	Community Bank System, Inc.	35,575
440	Community Trust Bancorp, Inc.	19,008
536	CVB Financial Corp.	11,545
695	Farmers Capital Bank Corp.	26,097
516	FCB Financial Holdings, Inc., Class A (a)	24,329
48	First Busey Corp.	1,404
457	First Financial Bancorp	11,699
408	First Financial Bankshares, Inc.	17,646
119	First Financial Corp.	5,480
151	First Merchants Corp.	6,106
532	First Midwest Bancorp, Inc.	11,816
1,336	Fulton Financial Corp.	24,382
511	Glacier Bancorp, Inc.	17,844
740	Great Western Bancorp, Inc.	28,867
488	Hancock Holding Co.	22,448
1,090	Home BancShares, Inc.	27,032
309	IBERIABANK Corp.	24,983
576	Independent Bank Corp.	41,098
3,297	Investors Bancorp, Inc.	43,784
739	MB Financial, Inc.	30,225
218	NBT Bancorp, Inc.	7,879
454	OFG Bancorp (Puerto Rico)	4,563

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
1,565	Old National Bancorp	25,509
241	Renasant Corp.	10,216
344	Republic Bancorp, Inc., Class A	12,350
380	S&T Bancorp, Inc.	14,394
141	Sandy Spring Bancorp, Inc.	5,646
1,431	Sterling Bancorp	33,056
897	Trustmark Corp.	28,668
361	UMB Financial Corp.	25,147
1,393	Umpqua Holdings Corp.	25,826
633	United Bankshares, Inc.	21,838
1,137	United Community Banks, Inc.	31,563
3,219	Valley National Bancorp	38,242
4,649	Webster Financial Corp.	241,423
305	WesBanco, Inc.	11,660
349	Westamerica Bancorporation	19,097
334	Wintrust Financial Corp.	25,154

		1,178,519

	Capital Markets — 0.2%
1,291	BGC Partners, Inc., Class A	16,279
427	Evercore Partners, Inc., Class A	33,584
154	Financial Engines, Inc.	5,921

		55,784

	Consumer Finance — 0.2%
569	Encore Capital Group, Inc. (a)	22,817
462	EZCORP, Inc., Class A (a)	3,603
47	FirstCash, Inc.	2,733
380	PRA Group, Inc. (a)	14,896
168	World Acceptance Corp. (a)	12,696

		56,745

	Insurance — 1.1%
119	Baldwin & Lyons, Inc., Class B	2,785
1,343	CNO Financial Group, Inc.	30,728
162	Crawford & Co., Class B	1,455
745	Employers Holdings, Inc.	32,296
363	FBL Financial Group, Inc., Class A	24,648
601	Horace Mann Educators Corp.	22,177
505	Infinity Property & Casualty Corp.	50,525
51	National Western Life Group, Inc., Class A	17,166
672	Navigators Group, Inc. (The)	38,304
450	Primerica, Inc.	36,472
459	RLI Corp.	26,649
340	Safety Insurance Group, Inc.	24,123
1,430	Selective Insurance Group, Inc.	72,429
653	State Auto Financial Corp.	16,841
530	Stewart Information Services Corp.	20,829

		417,427

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
748	AG Mortgage Investment Trust, Inc.	13,771
1,328	ARMOUR Residential, Inc.	33,545
4,603	Capstead Mortgage Corp.	45,017
4,363	CYS Investments, Inc.	37,129
3,569	New York Mortgage Trust, Inc.	22,556
1,272	Redwood Trust, Inc.	21,968
1,758	Western Asset Mortgage Capital Corp.	18,266

		192,252

	Thrifts & Mortgage Finance — 0.8%
208	Astoria Financial Corp.	4,198
763	BofI Holding, Inc. (a)	21,265

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
2,224	Capitol Federal Financial, Inc.	31,714
1,502	Dime Community Bancshares, Inc.	31,242
1,840	Kearny Financial Corp.	26,864
2,304	MGIC Investment Corp. (a)	26,888
1,721	Northwest Bancshares, Inc.	27,708
1,442	OceanFirst Financial Corp.	39,049
1,332	Oritani Financial Corp.	22,111
971	PHH Corp. (a)	13,380
1,521	TrustCo Bank Corp. NY	12,624
1,157	Washington Federal, Inc.	38,702

		295,745

	Total Financials	2,196,472

	Health Care — 11.2%
	Biotechnology — 1.6%
2,582	Achillion Pharmaceuticals, Inc. (a)	10,586
1,058	Acorda Therapeutics, Inc. (a)	22,906
359	AMAG Pharmaceuticals, Inc. (a)	7,054
237	Arena Pharmaceuticals, Inc. (a)	5,631
759	Blueprint Medicines Corp. (a)	39,718
535	Chimerix, Inc. (a)	2,659
505	Dynavax Technologies Corp. (a)	8,004
891	Emergent BioSolutions, Inc. (a)	32,406
669	Enanta Pharmaceuticals, Inc. (a)	25,496
454	Five Prime Therapeutics, Inc. (a)	12,776
507	Genomic Health, Inc. (a)	16,173
1,240	Halozyme Therapeutics, Inc. (a)	15,723
737	ImmunoGen, Inc. (a)	4,378
2,573	Inovio Pharmaceuticals, Inc. (a)	14,306
774	Insys Therapeutics, Inc. (a)	8,870
1,948	Ironwood Pharmaceuticals, Inc., Class A (a)	34,577
1,568	Keryx Biopharmaceuticals, Inc. (a)	10,992
1,613	Lexicon Pharmaceuticals, Inc. (a)	26,292
228	Ligand Pharmaceuticals, Inc. (a)	27,568
2,351	MiMedx Group, Inc. (a)	35,171
1,088	Momenta Pharmaceuticals, Inc. (a)	18,006
1,061	Myriad Genetics, Inc. (a)	25,750
1,737	Novavax, Inc. (a)	1,807
5,615	PDL BioPharma, Inc. (a)	12,746
1,204	Repligen Corp. (a)	48,485
1,324	Retrophin, Inc. (a)	26,798
1,907	Sangamo Therapeutics, Inc. (a)	16,400
488	Spark Therapeutics, Inc. (a)	34,648
2,246	Spectrum Pharmaceuticals, Inc. (a)	16,755
1,699	Vanda Pharmaceuticals, Inc. (a)	26,419

		589,100

	Health Care Equipment & Supplies — 5.3%
895	Abaxis, Inc.	42,065
2,559	Accuray, Inc. (a)	10,876
649	Analogic Corp.	45,560
631	Anika Therapeutics, Inc. (a)	32,282
763	Cantel Medical Corp.	56,615
1,623	CONMED Corp.	83,292
775	Glaukos Corp. (a)	31,140
1,244	Globus Medical, Inc., Class A (a)	38,253
1,791	Haemonetics Corp. (a)	73,664
1,185	Halyard Health, Inc. (a)	47,661
1,004	ICU Medical, Inc. (a)	172,588
445	Inogen, Inc. (a)	41,999
741	Insulet Corp. (a)	37,280
1,006	Integer Holdings Corp. (a)	46,075

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — continued
1,970	Integra LifeSciences Holdings Corp. (a)	97,830
2,813	Invacare Corp.	44,023
875	LivaNova plc (United Kingdom) (a)	53,323
2,099	Masimo Corp. (a)	198,565
1,838	Meridian Bioscience, Inc.	24,905
1,776	Merit Medical Systems, Inc. (a)	72,816
2,196	Natus Medical, Inc. (a)	77,299
901	Neogen Corp. (a)	59,349
386	Nevro Corp. (a)	33,219
846	NuVasive, Inc. (a)	55,658
842	NxStage Medical, Inc. (a)	19,829
1,876	OraSure Technologies, Inc. (a)	32,905
571	Orthofix International NV (Curaçao) (a)	24,770
410	Penumbra, Inc. (a)	33,476
1,697	Quidel Corp. (a)	54,287
1,303	Spectranetics Corp. (The) (a)	50,166
1,236	Surmodics, Inc. (a)	32,507
2,379	West Pharmaceutical Services, Inc.	211,017
1,424	Wright Medical Group NV (Netherlands) (a)	37,408

		1,972,702

	Health Care Providers & Services — 1.9%
549	Almost Family, Inc. (a)	27,148
408	Amedisys, Inc. (a)	19,323
742	AMN Healthcare Services, Inc. (a)	27,380
607	BioScrip, Inc. (a)	1,754
383	BioTelemetry, Inc. (a)	13,099
432	Chemed Corp.	85,320
687	Diplomat Pharmacy, Inc. (a)	10,903
1,361	HealthSouth Corp.	57,924
1,673	Kindred Healthcare, Inc.	14,973
352	Landauer, Inc.	19,166
666	LHC Group, Inc. (a)	38,561
990	Magellan Health, Inc. (a)	73,805
470	Molina Healthcare, Inc. (a)	31,396
1,895	Owens & Minor, Inc.	61,076
2,656	PharMerica Corp. (a)	66,798
1,879	Select Medical Holdings Corp. (a)	30,440
864	Teladoc, Inc. (a)	28,339
2,423	Tivity Health, Inc. (a)	96,072

		703,477

	Health Care Technology — 0.7%
495	Computer Programs & Systems, Inc.	15,172
1,336	HMS Holdings Corp. (a)	26,827
687	Medidata Solutions, Inc. (a)	52,768
2,572	Omnicell, Inc. (a)	127,571
877	Quality Systems, Inc. (a)	14,997

		237,335

	Life Sciences Tools & Services — 0.8%
3,280	Albany Molecular Research, Inc. (a)	71,307
997	Cambrex Corp. (a)	60,817
476	Fluidigm Corp. (a)	1,790
599	INC Research Holdings, Inc., Class A (a)	32,945
2,158	Luminex Corp.	44,088
622	PAREXEL International Corp. (a)	54,437
587	PRA Health Sciences, Inc. (a)	43,673

		309,057

	Pharmaceuticals — 0.9%
417	ANI Pharmaceuticals, Inc. (a)	20,320
1,234	Catalent, Inc. (a)	42,820
678	Cempra, Inc. (a)	2,712

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
822	Impax Laboratories, Inc. (a)	15,906
2,314	Innoviva, Inc. (a)	31,748
614	Lannett Co., Inc. (a)	12,495
604	Medicines Co. (The) (a)	23,224
1,450	Nektar Therapeutics, Class A (a)	31,653
251	Pacira Pharmaceuticals, Inc. (a)	9,914
1,325	Prestige Brands Holdings, Inc. (a)	71,060
1,275	Supernus Pharmaceuticals, Inc. (a)	51,574
778	Theravance Biopharma, Inc. (Cayman Islands) (a)	24,997

		338,423

	Total Health Care	4,150,094

	Industrials — 13.8%
	Aerospace & Defense — 1.1%
686	AAR Corp.	25,656
1,655	Aerojet Rocketdyne Holdings, Inc. (a)	38,810
475	Aerovironment, Inc. (a)	17,950
1,008	Axon Enterprise, Inc. (a)	24,787
457	Cubic Corp.	21,776
466	Curtiss-Wright Corp.	44,932
751	DigitalGlobe, Inc. (a)	26,210
292	Esterline Technologies Corp. (a)	28,178
601	KLX, Inc. (a)	31,204
1,017	Mercury Systems, Inc. (a)	44,656
845	Moog, Inc., Class A (a)	62,800
355	National Presto Industries, Inc.	40,151
140	Teledyne Technologies, Inc. (a)	19,088

		426,198

	Air Freight & Logistics — 0.2%
421	Atlas Air Worldwide Holdings, Inc. (a)	25,007
621	Forward Air Corp.	32,187
698	Hub Group, Inc., Class A (a)	23,767

		80,961

	Airlines — 0.3%
209	Allegiant Travel Co., Class A	27,013
753	Hawaiian Holdings, Inc. (a)	31,174
1,086	SkyWest, Inc.	39,639

		97,826

	Building Products — 1.0%
909	Advanced Drainage Systems, Inc.	18,680
708	American Woodmark Corp. (a)	69,490
977	Apogee Enterprises, Inc.	50,892
525	Gibraltar Industries, Inc. (a)	15,671
1,253	Griffon Corp.	25,686
438	Masonite International Corp. (Canada) (a)	34,011
156	NCI Building Systems, Inc. (a)	2,808
368	Patrick Industries, Inc. (a)	28,005
1,076	Quanex Building Products Corp.	23,134
778	Simpson Manufacturing Co., Inc.	34,458
371	Trex Co., Inc. (a)	27,903
604	Universal Forest Products, Inc.	50,645

		381,383

	Commercial Services & Supplies — 4.0%
1,051	ABM Industries, Inc.	46,896
7,507	ACCO Brands Corp. (a)	87,456
553	Brady Corp., Class A	18,360
489	Brink’s Co. (The)	38,215
340	CompX International, Inc.	4,930
499	Deluxe Corp.	36,028

SHARES	SECURITY DESCRIPTION	VALUE($)
	Commercial Services & Supplies — continued
603	Essendant, Inc.	7,525
3,260	Healthcare Services Group, Inc.	170,335
3,381	Herman Miller, Inc.	113,855
2,485	HNI Corp.	93,809
7,882	Interface, Inc., Class A	149,364
1,114	Kimball International, Inc., Class B	18,570
3,469	Knoll, Inc.	67,160
922	Matthews International Corp., Class A	60,437
605	McGrath RentCorp	21,496
157	Mobile Mini, Inc.	4,836
518	MSA Safety, Inc.	41,523
380	Multi-Color Corp.	30,590
5,359	Rollins, Inc.	232,634
4,924	Steelcase, Inc., Class A	67,213
452	Team, Inc. (a)	6,486
1,036	Tetra Tech, Inc.	49,158
484	UniFirst Corp.	68,849
455	Viad Corp.	24,365
640	Virco Manufacturing Corp. (a)	3,488

		1,463,578

	Construction & Engineering — 0.6%
809	Aegion Corp., Class A (a)	19,367
394	Argan, Inc.	25,393
1,166	Comfort Systems USA, Inc.	38,828
356	Dycom Industries, Inc. (a)	32,254
585	EMCOR Group, Inc.	39,488
288	Granite Construction, Inc.	14,118
762	MasTec, Inc. (a)	35,204
784	Tutor Perini Corp. (a)	20,854

		225,506

	Electrical Equipment — 0.4%
873	AZZ, Inc.	44,261
637	Encore Wire Corp.	28,410
487	EnerSys	35,196
453	Generac Holdings, Inc. (a)	16,294
1,484	LSI Industries, Inc.	12,421
326	Vicor Corp. (a)	5,787

		142,369

	Machinery — 3.2%
675	Actuant Corp., Class A	16,335
845	Albany International Corp., Class A	45,208
282	Astec Industries, Inc.	14,176
597	Barnes Group, Inc.	35,927
6,168	Briggs & Stratton Corp.	144,455
1,242	Chart Industries, Inc. (a)	42,228
353	CIRCOR International, Inc.	17,671
1,673	Columbus McKinnon Corp.	43,163
568	EnPro Industries, Inc.	43,747
390	ESCO Technologies, Inc.	24,063
809	Federal Signal Corp.	14,967
753	Franklin Electric Co., Inc.	30,421
352	Greenbrier Co., Inc. (The)	15,840
2,083	Hillenbrand, Inc.	74,988
427	John Bean Technologies Corp.	39,455
671	Kennametal, Inc.	24,760
198	LB Foster Co., Class A	3,485
168	Lindsay Corp.	15,401
327	LS Starrett Co. (The), Class A	2,616
4,043	Manitowoc Co., Inc. (The) (a)	23,086
811	Meritor, Inc. (a)	14,014

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
848	Middleby Corp. (The) (a)	110,817
1,186	Mueller Industries, Inc.	37,359
2,609	Mueller Water Products, Inc., Class A	30,264
493	RBC Bearings, Inc. (a)	50,947
1,233	Rexnord Corp. (a)	28,556
275	Standex International Corp.	26,386
486	Tennant Co.	36,717
3,688	Titan International, Inc.	47,022
789	TriMas Corp. (a)	19,212
1,645	Wabash National Corp.	31,387
618	Watts Water Technologies, Inc., Class A	39,799
461	Woodward, Inc.	32,242

		1,176,714

	Marine — 0.0% (b)
601	Matson, Inc.	16,948

	Professional Services — 0.7%
293	Acacia Research Corp. (a)	1,011
57	Advisory Board Co. (The) (a)	3,203
565	CRA International, Inc.	21,928
627	FTI Consulting, Inc. (a)	20,572
279	Heidrick & Struggles International, Inc.	5,050
340	Huron Consulting Group, Inc. (a)	12,070
434	Insperity, Inc.	32,767
441	Kelly Services, Inc., Class A	9,821
399	Korn Ferry International	13,347
1,380	Navigant Consulting, Inc. (a)	23,363
624	On Assignment, Inc. (a)	30,732
666	Resources Connection, Inc.	8,891
1,028	TriNet Group, Inc. (a)	35,980
249	TrueBlue, Inc. (a)	6,362
550	WageWorks, Inc. (a)	35,860

		260,957

	Road & Rail — 1.2%
625	AMERCO (a)	242,850
796	ArcBest Corp.	22,129
998	Covenant Transportation Group, Inc., Class A (a)	18,713
1,330	Heartland Express, Inc.	28,103
973	Knight Transportation, Inc.	34,687
489	Saia, Inc. (a)	26,577
789	Swift Transportation Co., Class A (a)	20,120
1,325	Werner Enterprises, Inc.	39,286

		432,465

	Trading Companies & Distributors — 1.1%
1,639	Aircastle Ltd. (Bermuda)	38,582
1,964	Applied Industrial Technologies, Inc.	110,966
1,226	Beacon Roofing Supply, Inc. (a)	56,310
232	DXP Enterprises, Inc. (a)	6,633
692	GATX Corp.	42,786
926	Kaman Corp.	47,337
351	Lawson Products, Inc. (a)	8,091
2,680	MRC Global, Inc. (a)	43,791
584	Textainer Group Holdings Ltd. (Bermuda) (a)	9,461
1,208	Titan Machinery, Inc. (a)	21,563
408	Univar, Inc. (a)	12,664

		398,184

	Total Industrials	5,103,089

SHARES	SECURITY DESCRIPTION	VALUE($)
	Information Technology — 13.8%
	Communications Equipment — 1.6%
2,581	ADTRAN, Inc.	60,524
480	Applied Optoelectronics, Inc. (a)	46,795
956	CalAmp Corp. (a)	18,260
1,263	Ciena Corp. (a)	32,522
1,181	Comtech Telecommunications Corp.	21,258
1,070	Finisar Corp. (a)	29,125
1,962	Harmonic, Inc. (a)	8,044
1,282	Infinera Corp. (a)	15,038
584	InterDigital, Inc.	42,544
767	Lumentum Holdings, Inc. (a)	48,014
583	NETGEAR, Inc. (a)	27,926
848	NetScout Systems, Inc. (a)	29,256
2,915	Oclaro, Inc. (a)	28,509
757	Plantronics, Inc.	34,201
705	Sonus Networks, Inc. (a)	4,815
595	Ubiquiti Networks, Inc. (a)	32,428
751	ViaSat, Inc. (a)	49,634
6,346	Viavi Solutions, Inc. (a)	69,616

		598,509

	Electronic Equipment, Instruments & Components — 2.3%
418	Anixter International, Inc. (a)	32,917
910	Badger Meter, Inc.	41,178
407	Belden, Inc.	29,280
588	Benchmark Electronics, Inc. (a)	19,786
253	CTS Corp.	5,566
1,359	Daktronics, Inc.	13,291
730	Fabrinet (Cayman Islands) (a)	32,857
952	II-VI, Inc. (a)	36,271
1,507	Insight Enterprises, Inc. (a)	61,064
709	Itron, Inc. (a)	51,757
573	Littelfuse, Inc.	103,243
597	Methode Electronics, Inc.	23,731
1,088	MTS Systems Corp.	57,338
790	Park Electrochemical Corp.	14,844
747	PC Connection, Inc.	19,273
276	PCM, Inc. (a)	3,415
699	Plexus Corp. (a)	37,473
335	Rogers Corp. (a)	39,520
808	Sanmina Corp. (a)	28,967
713	ScanSource, Inc. (a)	28,235
478	SYNNEX Corp.	56,844
403	Systemax, Inc.	7,302
441	Tech Data Corp. (a)	45,158
1,080	TTM Technologies, Inc. (a)	18,770
2,521	Vishay Intertechnology, Inc.	45,000

		853,080

	Internet Software & Services — 1.1%
625	2U, Inc. (a)	32,344
945	Blucora, Inc. (a)	21,168
637	Envestnet, Inc. (a)	24,875
1,208	Five9, Inc. (a)	26,649
903	GrubHub, Inc. (a)	41,655
640	j2 Global, Inc.	54,163
413	Liquidity Services, Inc. (a)	2,809
1,802	LivePerson, Inc. (a)	24,417
5,332	Meet Group Inc. (a)	26,767
334	Shutterstock, Inc. (a)	14,075
181	Stamps.com, Inc. (a)	26,806

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
180	Travelzoo, Inc. (a)	1,890
1,914	Web.com Group, Inc. (a)	42,012
673	WebMD Health Corp., Class A (a)	44,586
1,447	XO Group, Inc. (a)	26,451

		410,667

	IT Services — 2.3%
1,902	Acxiom Corp. (a)	51,297
497	CACI International, Inc., Class A (a)	62,175
695	Cardtronics plc (United Kingdom) (a)	21,753
875	Computer Task Group, Inc.	4,830
1,702	Convergys Corp.	40,797
1,226	CSG Systems International, Inc.	50,695
382	EPAM Systems, Inc. (a)	32,825
1,163	EVERTEC, Inc. (Puerto Rico)	20,759
466	ExlService Holdings, Inc. (a)	26,818
1,597	Forrester Research, Inc.	65,158
299	ManTech International Corp., Class A	11,876
4,085	MAXIMUS, Inc.	246,571
900	NeuStar, Inc., Class A (a)	30,060
1,050	Perficient, Inc. (a)	19,740
748	Science Applications International Corp.	52,667
374	Sykes Enterprises, Inc. (a)	12,716
1,034	Syntel, Inc. (a)	20,153
953	TeleTech Holdings, Inc.	39,835
2,829	Travelport Worldwide Ltd. (Bermuda)	40,455
900	Unisys Corp. (a)	11,520

		862,700

	Semiconductors & Semiconductor Equipment — 3.1%
1,077	Advanced Energy Industries, Inc. (a)	78,136
3,049	Amkor Technology, Inc. (a)	31,618
1,969	Brooks Automation, Inc.	48,359
863	Cabot Microelectronics Corp.	63,992
732	CEVA, Inc. (a)	33,855
488	Cirrus Logic, Inc. (a)	29,983
217	Cohu, Inc.	3,954
1,793	Cree, Inc. (a)	46,457
1,187	Diodes, Inc. (a)	31,491
292	DSP Group, Inc. (a)	3,679
2,426	Entegris, Inc. (a)	63,319
958	Inphi Corp. (a)	36,787
1,255	Integrated Device Technology, Inc. (a)	32,806
4,219	Lattice Semiconductor Corp. (a)	29,364
1,613	MaxLinear, Inc., Class A (a)	42,261
728	MKS Instruments, Inc.	60,897
801	Monolithic Power Systems, Inc.	81,958
1,559	Nanometrics, Inc. (a)	41,547
1,819	NeoPhotonics Corp. (a)	14,679
1,747	Photronics, Inc. (a)	17,557
631	Power Integrations, Inc.	44,580
2,443	Rambus, Inc. (a)	31,490
1,780	Semtech Corp. (a)	70,488
22	Sigma Designs, Inc. (a)	143
800	Silicon Laboratories, Inc. (a)	60,080
249	Synaptics, Inc. (a)	13,100
1,006	Ultra Clean Holdings, Inc. (a)	23,591
441	Veeco Instruments, Inc. (a)	13,583
2,021	Xcerra Corp. (a)	19,624
1,883	Xperi Corp.	55,078

		1,124,456

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — 3.1%
4,338	8x8, Inc. (a)	55,093
3,661	ACI Worldwide, Inc. (a)	84,825
795	Agilysys, Inc. (a)	7,998
1,034	Aspen Technology, Inc. (a)	58,804
682	Barracuda Networks, Inc. (a)	15,324
819	Blackbaud, Inc.	75,626
614	BroadSoft, Inc. (a)	27,047
1,330	Callidus Software, Inc. (a)	32,319
1,027	CommVault Systems, Inc. (a)	61,158
927	Ebix, Inc.	53,534
426	Ellie Mae, Inc. (a)	37,156
565	Fair Isaac Corp.	80,541
907	Gigamon, Inc. (a)	36,053
353	Globant S.A. (Luxembourg) (a)	16,227
305	MicroStrategy, Inc., Class A (a)	41,025
657	Paycom Software, Inc. (a)	46,049
1,504	Pegasystems, Inc.	90,917
1,984	Progress Software Corp.	63,508
1,520	Qualys, Inc. (a)	61,028
1,595	RealNetworks, Inc. (a)	6,938
789	RealPage, Inc. (a)	30,574
1,651	RingCentral, Inc., Class A (a)	57,455
1,334	Rosetta Stone, Inc. (a)	13,820
622	Synchronoss Technologies, Inc. (a)	10,499
1,496	TiVo Corp.	29,322
154	Tyler Technologies, Inc. (a)	26,459
1,224	VASCO Data Security International, Inc. (a)	16,524

		1,135,823

	Technology Hardware, Storage & Peripherals — 0.3%
893	Cray, Inc. (a)	18,396
1,259	Diebold, Inc.	29,460
796	Electronics For Imaging, Inc. (a)	38,670
909	Super Micro Computer, Inc. (a)	24,407

		110,933

	Total Information Technology	5,096,168

	Materials — 6.1%
	Chemicals — 3.5%
2,470	A Schulman, Inc.	64,961
705	American Vanguard Corp.	12,478
1,024	Balchem, Corp.	79,462
1,457	Calgon Carbon Corp.	23,312
1,687	Ferro Corp. (a)	32,458
64	Flotek Industries, Inc. (a)	539
1,299	GCP Applied Technologies, Inc. (a)	39,360
2,188	HB Fuller Co.	112,726
940	Ingevity Corp. (a)	54,990
652	Innophos Holdings, Inc.	27,234
1,066	Innospec, Inc.	66,518
539	Koppers Holdings, Inc. (a)	19,566
761	Kraton Corp. (a)	28,309
691	LSB Industries, Inc. (a)	4,892
3,505	Minerals Technologies, Inc.	248,154
1,574	PolyOne Corp.	57,577
1,961	Rayonier Advanced Materials, Inc.	29,239
2,888	Sensient Technologies Corp.	214,752
778	Stepan Co.	63,928
775	Tredegar Corp.	11,702
967	Trinseo S.A. (Luxembourg)	67,980
1,560	Tronox Ltd., Class A (Australia)	30,233

		1,290,370

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.1%
397	US Concrete, Inc. (a)	31,105

	Containers & Packaging — 0.1%
730	Greif, Inc., Class A	40,946
725	Myers Industries, Inc.	12,325

		53,271

	Metals & Mining — 1.5%
3,016	AK Steel Holding Corp. (a)	17,071
1,784	Allegheny Technologies, Inc.	33,789
1,047	Carpenter Technology Corp.	42,330
1,732	Century Aluminum Co. (a)	29,063
4,672	Cliffs Natural Resources, Inc. (a)	36,068
1,366	Coeur Mining, Inc. (a)	11,310
2,733	Commercial Metals Co.	50,834
869	Compass Minerals International, Inc.	60,004
892	Haynes International, Inc.	27,902
8,333	Hecla Mining Co.	45,082
1,064	Kaiser Aluminum Corp.	103,517
463	Materion Corp.	17,802
511	Olympic Steel, Inc.	8,733
2,340	SunCoke Energy, Inc. (a)	20,943
1,211	Worthington Industries, Inc.	61,361

		565,809

	Paper & Forest Products — 0.9%
875	Boise Cascade Co. (a)	26,556
758	Clearwater Paper Corp. (a)	37,256
391	Deltic Timber Corp.	28,203
1,637	KapStone Paper and Packaging Corp.	37,422
1,350	Louisiana-Pacific Corp. (a)	33,898
2,894	PH Glatfelter Co.	59,240
2,673	Schweitzer-Mauduit International, Inc.	102,697

		325,272

	Total Materials	2,265,827

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
137	Acadia Realty Trust	4,074
502	Agree Realty Corp.	24,683
980	American Assets Trust, Inc.	39,798
155	Chesapeake Lodging Trust	3,911
2,053	Cousins Properties, Inc.	18,867
1,135	DiamondRock Hospitality Co.	13,257
282	EastGroup Properties, Inc.	24,585
1,245	First Industrial Realty Trust, Inc.	37,997
1,179	Four Corners Property Trust, Inc.	29,923
1,325	Franklin Street Properties Corp.	14,005
866	GEO Group, Inc. (The)	25,417
753	Government Properties Income Trust	13,351
1,004	Gramercy Property Trust	30,341
124	Healthcare Realty Trust, Inc.	4,129
1,188	Kite Realty Group Trust	24,390
672	Lexington Realty Trust	6,841
1,576	LTC Properties, Inc.	81,385
1,162	Mack-Cali Realty Corp.	30,491
2,853	Monogram Residential Trust, Inc.	34,122
438	National Health Investors, Inc.	33,835
254	Parkway, Inc.	5,844
607	Pennsylvania Real Estate Investment Trust	7,217
278	Potlatch Corp.	13,302
358	PS Business Parks, Inc.	48,137

SHARES	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
1,220	Ramco-Gershenson Properties Trust	17,190
162	Retail Opportunity Investments Corp.	3,285
1,171	Rexford Industrial Realty, Inc.	33,397
645	Ryman Hospitality Properties, Inc.	40,371
988	Sabra Health Care Real Estate Investment Trust, Inc.	22,922
346	Saul Centers, Inc.	20,469
847	Select Income Real Estate Investment Trust	19,879
1,003	STAG Industrial, Inc.	27,372
789	Starwood Waypoint Homes	27,583
1,373	Summit Hotel Properties, Inc.	24,618
734	Sunstone Hotel Investors, Inc.	11,949
1,097	Urban Edge Properties	27,568
841	Washington Real Estate Investment Trust	28,115

		874,620

	Real Estate Management & Development — 0.0% (b)
887	Kennedy-Wilson Holdings, Inc.	17,829

	Total Real Estate	892,449

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
2,134	Alaska Communications Systems Group, Inc. (a)	4,801
1,320	Cogent Communications Holdings, Inc.	55,110
2,301	IDT Corp., Class B	34,078
15,762	Iridium Communications, Inc. (a)	156,832
35,301	Vonage Holdings Corp. (a)	233,340

	Total Telecommunication Services	484,161

	Utilities — 12.1%
	Electric Utilities — 4.0%
3,145	ALLETE, Inc.	230,434
4,009	El Paso Electric Co.	208,067
2,842	IDACORP, Inc.	245,435
1,447	MGE Energy, Inc.	96,298
2,273	Otter Tail Corp.	91,943
6,319	PNM Resources, Inc.	251,812
4,878	Portland General Electric Co.	217,998
5,945	Spark Energy, Inc., Class A	123,656

		1,465,643

	Gas Utilities — 4.1%
5,826	New Jersey Resources Corp.	245,566
2,231	Northwest Natural Gas Co.	140,776
3,199	ONE Gas, Inc.	232,823
6,674	South Jersey Industries, Inc.	226,716
2,732	Southwest Gas Holdings, Inc.	218,833
3,078	Spire, Inc.	223,463
2,800	WGL Holdings, Inc.	240,016

		1,528,193

	Independent Power and Renewable Electricity Producers — 0.7%
503	Atlantica Yield plc (United Kingdom)	10,870
965	NRG Yield, Inc., Class A	17,592
1,936	Ormat Technologies, Inc.	114,804
2,948	Pattern Energy Group, Inc., Class A	73,995
2,725	TerraForm Power, Inc., Class A (a)	36,515

		253,776

	Multi-Utilities — 1.9%
5,336	Avista Corp.	280,727

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
3,320	Black Hills Corp.	231,271
3,398	NorthWestern Corp.	196,371

		708,369

	Water Utilities — 1.4%
3,310	American States Water Co.	163,679
4,505	California Water Service Group	175,245
2,457	Connecticut Water Service Inc.	140,000
1,022	SJW Group	54,033

		532,957

	Total Utilities	4,488,938

	Total Common Stocks (Cost $34,439,018)	36,675,233

NUMBER of RIGHTS
Rights — 0.0% (b)
1,533	Media General, Inc. (a)	2,483

	Total Rights (Cost $–)	2,483

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
126,507	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.850% (c) (d) (Cost $126,507)	126,507

	Total Investments — 99.4% (Cost $34,565,525)	36,804,223
	Other Assets in Excess of Liabilities — 0.6%	225,905

	NET ASSETS — 100.0%	$37,030,128

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
3	Russell 2000 Index E-MINI	09/15/17	USD	217,494	(3,834)

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.05%.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,507,271
Aggregate gross unrealized depreciation	(1,268,573)

Net unrealized appreciation/depreciation	$2,238,698

Federal income tax cost of investments	$34,565,525

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,960,948	$—	$—	$7,960,948
Consumer Staples	3,342,315	—	—	3,342,315
Energy	694,772	—	—	694,772
Financials	2,196,472	—	—	2,196,472
Health Care	4,150,094	—	—	4,150,094
Industrials	5,103,089	—	—	5,103,089
Information Technology	5,096,168	—	—	5,096,168
Materials	2,265,827	—	—	2,265,827
Real Estate	892,449	—	—	892,449
Telecommunication Services	484,161	—	—	484,161
Utilities	4,488,938	—	—	4,488,938

Total Common Stocks	36,675,233	—	—	36,675,233

Rights	—	—	2,483	2,483

Total Rights	—	—	2,483	2,483

Short-Term Investment		—
Investment Company	126,507	—	—	126,507

Total Investments in Securities	$36,801,740	$—	$2,483	$36,804,223

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$3,834	$—	$—	$3,834

Total Depreciation in Other Financial Instruments	$3,834	$—	$—	$3,834

There were no transfers among any levels during the period ended July 31, 2017.

B. Derivatives — The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Futures Contracts — The Fund used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 48.4%
	Consumer Discretionary — 9.6%
	Auto Components — 1.2%
7,285	Cooper Tire & Rubber Co.	266,267
2,807	Cooper-Standard Holdings, Inc. (a)	287,044
3,800	Delphi Automotive plc (United Kingdom)	343,596
16,493	Gentex Corp.	280,711
1,961	Lear Corp.	290,600
5,459	Standard Motor Products, Inc.	275,024

		1,743,242

	Automobiles — 0.2%
2,673	Thor Industries, Inc.	281,601

	Diversified Consumer Services — 0.2%
8,300	H&R Block, Inc.	253,150
2,246	Nord Anglia Education, Inc. (Cayman Islands) (a)	73,916

		327,066

	Hotels, Restaurants & Leisure — 1.4%
2,000	Buffalo Wild Wings, Inc. (a)	215,000
18,738	ClubCorp Holdings, Inc.	317,609
3,297	Darden Restaurants, Inc.	276,552
18,900	La Quinta Holdings, Inc. (a)	281,799
4,800	SeaWorld Entertainment, Inc.	73,824
10,100	Sonic Corp.	238,966
2,742	Wyndham Worldwide Corp.	286,183
3,400	Yum! Brands, Inc.	256,632

		1,946,565

	Leisure Products — 0.2%
4,400	Sturm Ruger & Co., Inc.	253,440

	Media — 2.7%
4,100	AMC Networks, Inc., Class A (a)	262,195
8,133	CBS Corp. (Non-Voting), Class B	535,396
7,203	Comcast Corp., Class A	291,361
11,421	Discovery Communications, Inc., Class C (a)	264,168
4,667	Meredith Corp.	277,453
3,601	Omnicom Group, Inc.	283,543
19,991	Scripps Networks Interactive, Inc., Class A	1,747,413
1,258	Time Warner, Inc.	128,844

		3,790,373

	Multiline Retail — 0.6%
5,778	Big Lots, Inc.	286,993
3,500	Dillard’s, Inc., Class A	258,370
5,196	Target Corp.	294,458

		839,821

	Specialty Retail — 2.8%
5,176	Best Buy Co., Inc.	301,968

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
30,306	Cabela’s, Inc. (a)	1,726,836
31,672	Chico’s FAS, Inc.	289,798
2,789	Children’s Place, Inc. (The)	294,658
7,998	Dick’s Sporting Goods, Inc.	298,645
12,900	Michaels Co., Inc. (a)	259,806
34,231	Rent-A-Center, Inc., Class A	452,534
7,800	Select Comfort Corp. (a)	263,718

		3,887,963

	Textiles, Apparel & Luxury Goods — 0.3%
1,100	Deckers Outdoor Corp. (a)	71,346
2,411	PVH Corp.	287,608

		358,954

	Total Consumer Discretionary	13,429,025

	Consumer Staples — 4.1%
	Beverages — 0.2%
2,459	PepsiCo, Inc.	286,744

	Food & Staples Retailing — 1.9%
10,404	SpartanNash Co.	288,607
5,509	Sysco Corp.	289,884
3,646	Wal-Mart Stores, Inc.	291,643
42,021	Whole Foods Market, Inc.	1,754,797

		2,624,931

	Food Products — 1.2%
5,450	Campbell Soup Co.	287,924
2,366	JM Smucker Co. (The)	288,415
4,191	John B Sanfilippo & Son, Inc.	269,565
6,268	Lamb Weston Holdings, Inc.	275,667
2,328	Sanderson Farms, Inc.	304,386
4,565	Tyson Foods, Inc., Class A	289,238

		1,715,195

	Household Products — 0.6%
8,461	Central Garden & Pet Co. (a)	270,752
3,212	Procter & Gamble Co. (The)	291,714
2,310	Spectrum Brands Holdings, Inc.	266,666

		829,132

	Personal Products — 0.2%
7,605	Inter Parfums Inc.	295,074

	Total Consumer Staples	5,751,076

	Energy — 1.6%
	Energy Equipment & Services — 1.0%
25,226	Archrock, Inc.	276,225
2,600	Basic Energy Services, Inc. (a)	58,240
5,098	Helmerich & Payne, Inc.	258,061
8,526	National Oilwell Varco, Inc.	278,885
14,504	Patterson-UTI Energy, Inc.	280,507

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
16,149	Unit Corp. (a)	290,359

		1,442,277

	Oil, Gas & Consumable Fuels — 0.6%
2,600	Bonanza Creek Energy, Inc. (a)	75,504
6,423	Delek US Holdings, Inc.	167,705
1,300	Energen Corp. (a)	69,264
4,200	Halcon Resources Corp. (a)	27,552
2,600	Peabody Energy Corp. (a)	72,904
600	SandRidge Energy, Inc. (a)	11,586
3,400	Stone Energy Corp. (a)	73,372
4,183	Valero Energy Corp.	288,501

		786,388

	Total Energy	2,228,665

	Financials — 3.3%
	Banks — 0.4%
7,200	CIT Group, Inc.	343,080
7,056	Sandy Spring Bancorp, Inc.	282,522

		625,602

	Capital Markets — 0.6%
21,415	BGC Partners, Inc., Class A	270,043
7,547	Houlihan Lokey, Inc., Class A	280,598
6,100	Legg Mason, Inc.	244,061

		794,702

	Consumer Finance — 0.2%
16,800	Navient Corp.	247,800

	Insurance — 2.1%
3,900	American International Group, Inc.	255,255
5,600	Assured Guaranty Ltd. (Bermuda)	252,056
1,073	Everest Re Group Ltd. (Bermuda)	281,545
5,007	Fidelity & Guaranty Life	155,968
6,300	MetLife, Inc.	346,500
4,263	Principal Financial Group, Inc.	284,555
2,522	Prudential Financial, Inc.	285,566
2,104	Reinsurance Group of America, Inc., Class A	294,981
3,940	State National Co., Inc.	82,267
1,700	Stewart Information Services Corp.	66,810
5,884	Unum Group	294,965
5,404	Validus Holdings Ltd. (Bermuda)	290,681

		2,891,149

	Total Financials	4,559,253

	Health Care — 9.5%
	Biotechnology — 0.0% (e)
59	AquaBounty Technologies, Inc. (a)	407

	Health Care Equipment & Supplies — 0.6%
3,408	Hill-Rom Holdings, Inc.	253,964
7,446	Natus Medical, Inc. (a)	262,099

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — continued
8,407	Spectranetics Corp. (The) (a)	323,670

		839,733

	Health Care Providers & Services — 3.3%
3,432	Aetna, Inc.	529,592
1,413	Chemed Corp.	279,067
8,000	Community Health Systems, Inc. (a)	57,200
4,577	Express Scripts Holding Co. (a)	286,703
1,500	McKesson Corp.	242,805
8,807	Owens & Minor, Inc.	283,850
2,647	Quest Diagnostics, Inc.	286,697
1,504	UnitedHealth Group, Inc.	288,482
2,330	Universal Health Services, Inc., Class B	258,234
18,945	VCA, Inc. (a)	1,753,928
1,586	WellCare Health Plans, Inc. (a)	280,706

		4,547,264

	Life Sciences Tools & Services — 3.0%
4,729	Agilent Technologies, Inc.	282,747
4,845	Cambrex Corp. (a)	295,545
2,858	Charles River Laboratories International, Inc. (a)	280,655
20,040	PAREXEL International Corp. (a)	1,753,901
14,251	Patheon NV (Netherlands) (a)	498,215
2,800	Quintiles Transnational Holdings, Inc. (a)	253,540
24,714	VWR Corp. (a)	815,562

		4,180,165

	Pharmaceuticals — 2.6%
52,136	Akorn, Inc. (a)	1,752,812
1,000	Allergan plc (Ireland)	252,330
2,171	Johnson & Johnson	288,135
5,300	Mallinckrodt plc (Ireland) (a)	242,740
4,591	Merck & Co., Inc.	293,273
3,874	Neuroderm Ltd. (Israel) (a)	149,924
8,650	Pfizer, Inc.	286,834
8,745	SciClone Pharmaceuticals, Inc. (a)	95,758
2,486	Taro Pharmaceutical Industries Ltd. (Israel) (a)	284,224

		3,646,030

	Total Health Care	13,213,599

	Industrials — 3.7%
	Aerospace & Defense — 0.2%
1,615	L3 Technologies, Inc.	282,577

	Commercial Services & Supplies — 0.8%
23,860	ACCO Brands Corp. (a)	277,969
8,547	Brady Corp., Class A	283,760
4,035	Deluxe Corp.	291,327
12,336	Quad, Inc.	277,067

		1,130,123

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — 0.2%
5,403	Jacobs Engineering Group, Inc.	284,846

	Electrical Equipment — 0.2%
3,609	Eaton Corp. plc (Ireland)	282,404

	Machinery — 1.9%
6,800	Allison Transmission Holdings, Inc.	257,040
1,707	Cummins, Inc.	286,605
6,320	Greenbrier Co., Inc. (The)	284,400
2,021	Illinois Tool Works, Inc.	284,375
1,725	Parker-Hannifin Corp.	286,316
5,500	Pentair plc (Ireland)	346,885
2,013	Stanley Black & Decker, Inc.	283,209
6,400	Terex Corp.	251,968
5,802	Timken Co. (The)	263,991
2,500	Trinity Industries, Inc.	68,525

		2,613,314

	Professional Services — 0.2%
6,231	ICF International, Inc. (a)	281,953

	Trading Companies & Distributors — 0.2%
5,100	AerCap Holdings NV (Netherlands) (a)	250,410

	Total Industrials	5,125,627

	Information Technology — 11.5%
	Communications Equipment — 1.9%
138,795	Brocade Communications Systems, Inc.	1,752,981
8,914	Cisco Systems, Inc.	280,345
2,236	F5 Networks, Inc. (a)	269,997
6,441	NETGEAR, Inc. (a)	308,524

		2,611,847

	Electronic Equipment, Instruments & Components — 1.4%
8,911	Corning, Inc.	259,667
5,414	Dolby Laboratories, Inc., Class A	280,174
7,043	Methode Electronics, Inc.	279,959
7,610	Sanmina Corp. (a)	272,819
2,711	Tech Data Corp. (a)	277,606
14,781	TTM Technologies, Inc. (a)	256,894
15,862	Vishay Intertechnology, Inc.	283,137

		1,910,256

	Internet Software & Services — 1.2%
301	Alphabet, Inc., Class C (a)	280,080
15,521	Bankrate, Inc. (a)	215,742
3,700	Match Group, Inc. (a)	67,525
16,542	WebMD Health Corp., Class A (a)	1,095,908

		1,659,255

	IT Services — 1.7%
2,220	Accenture plc, Class A (Ireland)	285,980

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
4,317	Amdocs Ltd. (Guernsey)	289,973
1,500	Blackhawk Network Holdings, Inc., Class A (a)	65,475
11,787	Convergys Corp.	282,534
4,200	DST Systems, Inc.	230,580
1,959	International Business Machines Corp.	283,409
12,153	NeuStar, Inc., Class A (a)	405,910
4,037	Science Applications International Corp.	284,245
14,698	Western Union Co. (The)	290,286

		2,418,392

	Semiconductors & Semiconductor Equipment — 3.1%
3,840	Advanced Energy Industries, Inc. (a)	278,592
6,171	Applied Materials, Inc.	273,437
4,469	Cirrus Logic, Inc. (a)	274,575
8,258	Intel Corp.	292,911
2,889	KLA-Tencor Corp.	267,608
12,708	Kulicke & Soffa Industries, Inc. (a)	273,730
1,741	Lam Research Corp.	277,620
21,982	Lattice Semiconductor Corp. (a)	152,995
6,417	Maxim Integrated Products, Inc.	291,589
3,537	Microchip Technology, Inc.	283,102
3,539	MKS Instruments, Inc.	296,037
4,945	NXP Semiconductors NV (Netherlands) (a)	545,582
7,931	Teradyne, Inc.	274,333
3,518	Texas Instruments, Inc.	286,295
9,481	Xperi Corp.	277,319

		4,345,725

	Software — 1.6%
2,400	Check Point Software Technologies Ltd. (Israel) (a)	253,872
3,501	Citrix Systems, Inc. (a)	276,509
1,800	Gigamon, Inc. (a)	71,550
12,558	Mobileye NV (Netherlands) (a)	794,922
5,595	Oracle Corp.	279,358
3,748	Synopsys, Inc. (a)	286,984
3,099	VMware, Inc., Class A (a)	287,308

		2,250,503

	Technology Hardware, Storage & Peripherals — 0.6%
1,875	Apple, Inc.	278,869
19,600	Hewlett Packard Enterprise Co.	343,196
14,751	HP, Inc.	281,744

		903,809

	Total Information Technology	16,099,787

	Materials — 2.5%
	Chemicals — 1.7%
3,325	Eastman Chemical Co.	276,507
3,255	LyondellBasell Industries N.V., Class A (Netherlands)	293,243
14,925	Monsanto Co.	1,743,538

		2,313,288

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 0.4%
5,023	Greif, Inc., Class A	281,740
7,700	Sealed Air Corp.	335,027

		616,767

	Metals & Mining — 0.2%
4,700	Nucor Corp.	271,049
18,700	Sandstorm Gold Ltd. (Canada) (a)	77,095

		348,144

	Paper & Forest Products — 0.2%
7,485	Schweitzer-Mauduit International, Inc.	287,574

	Total Materials	3,565,773

	Real Estate — 0.3%
	Real Estate Management & Development — 0.3%
1,800	CBRE Group, Inc., Class A (a)	68,382
6,114	Forestar Group, Inc. (a)	104,855
8,009	HFF, Inc., Class A	294,091

	Total Real Estate	467,328

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
2,657	Straight Path Communications, Inc. (a)	476,666

	Total Telecommunication Services	476,666

	Utilities — 2.0%
	Electric Utilities — 0.4%
3,977	ALLETE, Inc.	291,395
8,732	Hawaiian Electric Industries, Inc.	288,068

		579,463

	Gas Utilities — 0.7%
5,649	UGI Corp.	285,105
7,346	WGL Holdings, Inc.	629,699

		914,804

	Independent Power and Renewable Electricity Producers — 0.2%
13,778	Atlantica Yield plc (United Kingdom)	297,743

	Multi-Utilities — 0.7%
5,131	Ameren Corp.	287,849
8,779	Avista Corp.	461,863
6,688	CenterPoint Energy, Inc.	188,535

		938,247

	Total Utilities	2,730,257

	Total Common Stocks (Cost $65,967,254)	67,647,056

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 34.5%
	Investment Company — 34.5%
48,255,377	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.850% (b) (c) ^^ (Cost $48,255,377)	48,255,377

	Total Investments — 82.9% (Cost $114,222,631)	115,902,433
	Other Assets in Excess of Liabilities — 17.1%	23,878,774

	NET ASSETS — 100.0%	$139,781,207

Percentages indicated are based on net assets.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Futures Contracts
				NOTIONAL VALUE	NET UNREALIZED
NUMBER OF		EXPIRATION	TRADING	AT JULY 31,	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	CURRENCY	2017	(DEPRECIATION)
	Long Futures Outstanding
8	LME Zinc^	08/14/17	GBP	560,183	(2,983)
8	Lean Hogs Futures^	08/15/17	USD	259,524	(2,564)
12	LME Aluminum^	08/16/17	GBP	577,039	(7,114)
6	IBEX 35 Plus Index	08/18/17	USD	747,416	(3,108)
14	CAC40 10 Euro	08/18/17	EUR	858,845	(15,984)
3	Feeder Cattle Futures^	08/30/17	USD	217,134	2,129
8	Hang Seng Index	08/30/17	HKD	1,375,074	17,403
2	Euro Bobl	09/10/17	EUR	313,720	(995)
3	Dax Index	09/15/17	EUR	1,121,933	(47,289)
6	S&P/MIB Index	09/15/17	EUR	752,343	9,415
22	DJ Euro Stoxx 50 Index	09/15/17	EUR	918,297	(21,396)
16	FTSE 100 Index	09/15/17	USD	1,564,380	(20,639)
210	10 Year Australian Government Bond	09/15/17	AUD	21,825,285	(152,360)
28	3 Year Australian Government Bond	09/16/17	AUD	2,507,608	(4,102)
8	Topix Index	09/17/17	JPY	1,167,681	5,514
5	30 Year U.S. Treasury Bond	09/20/17	USD	768,730	(3,105)
164	10 Year U.S. Treasury Note	09/21/17	USD	20,628,955	19,629
8	LME Aluminum^	09/21/17	GBP	382,691	(991)
6	LME Zinc^	09/21/17	GBP	420,436	(1,974)
2	SPI 200 Index	09/25/17	AUD	229,243	(2,562)
33	Canadian 10-Year Bond	09/25/17	CAD	3,678,004	(43,902)
3	Cattle Feeder Futures^	09/27/17	USD	231,209	(11,234)
8	Copper Futures^	09/29/17	USD	543,921	34,379
9	5 Year U.S. Treasury Note	10/04/17	USD	1,063,316	88
28	Lean Hogs Futures^	10/15/17	USD	766,203	(26,723)
5	Cattle Feeder Futures^	10/26/17	USD	379,640	(14,077)
37	Live Cattle Futures^	10/31/17	USD	1,705,359	(48,499)
35	Cotton No. 2 Futures^	12/15/17	USD	1,246,753	(41,703)
10	Live Cattle Futures^	12/29/17	USD	459,830	(7,230)

	Total Long Futures Outstanding				(391,977)

	Short Futures Outstanding
(14)	Crude Oil Futures^	08/23/17	USD	(660,923)	(41,457)
(5)	Natural Gas Futures^	09/01/17	USD	(149,757)	10,057
(84)	Euro-Bund	09/08/17	EUR	(16,214,124)	105,489
(3)	Euro-BUXL 30 Year Bond	09/11/17	EUR	(581,430)	5,476
(145)	10 Year Japanese Government Bond (Mini)	09/11/17	JPY	(19,721,416)	(25,191)
(51)	S&P 500 Index E-MINI	09/15/17	USD	(6,252,279)	(41,121)
(56)	NYMEX Cocoa Futures^	09/15/17	USD	(1,094,661)	(58,939)
(18)	CBOT Wheat Futures^	09/15/17	USD	(435,272)	8,222
(40)	Corn Futures^	09/15/17	USD	(754,794)	13,294
(21)	Coffee Futures^	09/20/17	USD	(1,024,681)	(71,913)
(2)	LME Aluminum^	09/21/17	GBP	(95,673)	248
(1)	LME Zinc^	09/21/17	GBP	(70,073)	329
(8)	LME Nickel Futures^	09/21/17	GBP	(452,755)	(36,485)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Futures Contracts (continued)
				NOTIONAL VALUE	NET UNREALIZED
NUMBER OF		EXPIRATION	TRADING	AT JULY 31,	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	CURRENCY	2017	(DEPRECIATION)
(5)	Natural Gas Futures^	09/28/17	USD	(148,967)	7,267
(8)	Silver Futures^	09/28/17	USD	(652,764)	(18,676)
(38)	Long Gilt Futures	09/28/17	USD	(6,329,176)	10,872
(32)	Soybean Futures^	11/16/17	USD	(1,587,706)	(23,894)
(22)	Corn Futures^	12/15/17	USD	(426,035)	2,810
(28)	Sugar No. 11 (World Markets) Futures^	12/15/17	USD	(432,247)	(35,331)
(15)	CBOT Wheat Futures^	12/15/17	USD	(377,931)	3,118
(3)	Silver Futures^	12/29/17	USD	(244,517)	(8,743)
(5)	Coffee Futures^	12/29/17	USD	(252,191)	(15,465)
(2)	GOLD Futures^	12/29/17	USD	(253,995)	(685)
(21)	Sugar No. 11 (World Markets) Futures^	02/28/18	USD	(343,530)	(23,382)
(10)	Sugar No. 11 (World Markets) Futures^	04/30/18	USD	(164,890)	(11,174)

	Total Short Futures Outstanding				(245,274)

					(637,251)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,333,758	BRL	Goldman Sachs	08/23/2017	418,513	425,607	7,094
2,541,334	BRL	Merrill Lynch	08/23/2017	791,102	810,950	19,848
245,058	CAD	Goldman Sachs	08/23/2017	195,648	196,629	981
1,053,680	CHF	Royal Bank of Canada	08/23/2017	1,100,495	1,091,417	(9,078)
1,537,790	CHF	TD Securities	08/23/2017	1,591,047	1,592,866	1,819
795,527	EUR	Royal Bank of Canada	08/23/2017	926,752	943,009	16,257
140,656	EUR	Goldman Sachs	08/23/2017	164,165	166,732	2,567
1,218,886	EUR	Merrill Lynch	08/23/2017	1,393,615	1,444,854	51,239
124,978	GBP	Deutsche Bank	08/23/2017	162,773	165,036	2,263
38,150,800	JPY	Goldman Sachs	08/23/2017	344,545	346,435	1,890
8,496,851	MXN	Merrill Lynch	08/23/2017	475,983	475,291	(692)
13,284,296	MXN	TD Securities	08/23/2017	747,277	743,088	(4,189)
1,434,415	NOK	Merrill Lynch	08/23/2017	179,682	182,533	2,851
2,347,836	NZD	Royal Bank of Canada	08/23/2017	1,744,435	1,762,400	17,965
4,378,864	NZD	TD Securities	08/23/2017	3,203,052	3,286,989	83,937
27,882,751	RUB	Goldman Sachs	08/23/2017	463,093	464,063	970
45,229,785	RUB	Merrill Lynch	08/23/2017	752,498	752,777	279
11,879,327	SEK	Royal Bank of Canada	08/23/2017	1,445,940	1,473,460	27,520
18,356,899	SEK	Merrill Lynch	08/23/2017	2,203,357	2,276,911	73,554
1,853,137	TRY	TD Securities	08/23/2017	517,351	522,428	5,077
2,508,585	TRY	Merrill Lynch	08/23/2017	696,131	707,208	11,077
6,413,027	ZAR	Royal Bank of Canada	08/23/2017	489,688	484,547	(5,141)
9,438,416	ZAR	Merrill Lynch	08/23/2017	711,267	713,135	1,868

				20,718,409	21,028,365	309,956

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
505,750	AUD	Goldman Sachs	08/15/2017	384,152	404,516	(20,364)
336,264	AUD	Royal Bank of Canada	08/23/2017	265,976	268,925	(2,949)
535,361	AUD	TD Securities	08/23/2017	415,181	428,152	(12,971)
2,129,226	CAD	Royal Bank of Canada	08/23/2017	1,684,236	1,708,441	(24,205)
245,058	CAD	TD Securities	08/23/2017	195,814	196,629	(815)
140,656	EUR	Merrill Lynch	08/23/2017	162,054	166,731	(4,677)
377,043	GBP	Royal Bank of Canada	08/23/2017	492,181	497,894	(5,713)
124,978	GBP	Merrill Lynch	08/23/2017	163,041	165,037	(1,996)
555,529	GBP	Goldman Sachs	08/23/2017	721,154	733,588	(12,434)
117,865,255	HUF	Royal Bank of Canada	08/23/2017	448,661	459,415	(10,754)
201,950,934	HUF	Goldman Sachs	08/23/2017	752,836	787,164	(34,328)
1,804,039	ILS	Merrill Lynch	08/23/2017	505,433	507,080	(1,647)
2,553,022	ILS	Royal Bank of Canada	08/23/2017	723,279	717,605	5,674
131,779,215	JPY	Royal Bank of Canada	08/23/2017	1,179,531	1,196,645	(17,114)
38,150,800	JPY	Goldman Sachs	08/23/2017	344,670	346,435	(1,765)
200,878,192	JPY	TD Securities	08/23/2017	1,775,320	1,824,111	(48,791)
517,379,347	KRW (d)	Merrill Lynch	08/23/2017	462,412	462,085	327
847,462,244	KRW (d)	Goldman Sachs	08/23/2017	747,493	756,890	(9,397)
18,057,642	NOK	Royal Bank of Canada	08/23/2017	2,260,515	2,297,886	(37,371)
33,329,506	NOK	TD Securities	08/23/2017	4,052,479	4,241,274	(188,795)
1,743,626	PLN	Royal Bank of Canada	08/23/2017	476,374	484,898	(8,524)
2,700,816	PLN	Merrill Lynch	08/23/2017	730,651	751,089	(20,438)
1,870,851	RON	Goldman Sachs	08/23/2017	476,762	485,951	(9,189)
2,943,451	RON	Merrill Lynch	08/23/2017	736,539	764,557	(28,018)

				20,156,744	20,652,998	(496,254)

Total Return Basket Swaps*

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE $
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/16/2018	30,329
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/17/2018	178,896
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	14,044
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	(316,581)

Total			$(93,312)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
DAX	—	German Stock Index
EUR	—	Euro
FTSE	—	Financial Times Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IBEX	—	International Business Exchange
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
LME	—	London Metal Exchange
MIB	—	Italian Stock Exchange
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romania New Leu
RUB	—	Russia Ruble
S&P	—	Standard & Poor’s
SEK	—	Swedish Krona
SPI	—	Share Price Index
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkey Lira
USD	—	United States Dollar
ZAR	—	South Africa Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the yield as of July 31, 2017.
(d)	Non-deliverable forwards.
(e)	Amounts rounds to less than 0.05%.
^	Represents positions held by the Subsidiary.
^^	A portion of the position is held by the Subsidiary.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,771,001
Aggregate gross unrealized depreciation	(1,091,199)

Net unrealized appreciation/depreciation	$1,679,802

Federal income tax cost of investments	$114,222,631

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 1.8%
Hotels, Restaurants & Leisure — 0.2%
Tatts Group Ltd. (Australia)	70,285	227,162	224,925	(2,237)

Internet & Direct Marketing Retail — 0.4%
HSN, Inc.	14,258	556,775	565,330	8,555

Media — 1.2%
Time Warner, Inc.	16,319	1,633,164	1,671,392	38,228

Total Consumer Discretionary	100,862	2,417,101	2,461,647	44,546

Consumer Staples — 0.6%
Food & Staples Retailing — 0.2%
Booker Group plc (United Kingdom)	90,905	230,405	230,885	480

Tobacco — 0.4%
British American Tobacco plc (United Kingdom)	9,120	616,574	570,182	(46,392)

Total Consumer Staples	100,025	846,979	801,067	(45,912)

Energy — 1.6%
Energy Equipment & Services — 0.7%
Amec Foster Wheeler plc (United Kingdom)	125,217	733,849	734,513	664
Atwood Oceanics, Inc. (a)	33,221	266,100	261,117	(4,983)

	158,438	999,949	995,630	(4,319)

Oil, Gas & Consumable Fuels — 0.9%
Rice Energy, Inc.	41,768	1,100,169	1,168,251	68,082

Total Energy	200,206	2,100,118	2,163,881	63,763

Financials — 0.6%
Banks — 0.1%
MainSource Financial Group, Inc.	3,208	112,786	112,088	(698)

Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp.	33,785	669,173	681,781	12,608

Total Financials	36,993	781,959	793,869	11,910

Health Care — 1.2%
Health Care Equipment & Supplies — 1.2%
CR Bard, Inc.	5,448	1,746,140	1,746,629	489

Total Health Care	5,448	1,746,140	1,746,629	489

Industrials — 1.1%
Aerospace & Defense — 0.1%
DigitalGlobe, Inc.	3,305	110,222	115,345	5,123

Commercial Services & Supplies — 0.1%
Berendsen plc (United Kingdom)	6,971	115,981	117,263	1,282

Road & Rail — 0.9%
Swift Transportation Co. (a)	47,640	1,215,034	1,214,820	(214)

Total Industrials	57,916	1,441,237	1,447,428	6,191

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Telecommunication Services — 0.0% (b)
Diversified Telecommunication Services — 0.0% (b)
Level 3 Communications, Inc.	784	44,829	46,005	1,176

Total Telecommunication Services	784	44,829	46,005	1,176

Rights — 0.0% (b)
Media — 0.0% (b)
Media General, Inc. CVR	1,329	398	2,153	1,755

Total Long Positions of Total Return Basket Swap	503,563	9,378,761	9,462,679	83,918

Short Positions
Common Stocks
Consumer Discretionary — (0.5)%
Hotels, Restaurants & Leisure — (0.1)%
Tabcorp Holdings Ltd. (Australia)	55,666	187,928	186,004	1,924

Internet & Direct Marketing Retail — (0.4)%
Liberty Interactive Corp. QVC Group (a)	23,290	552,672	557,563	(4,891)

Total Consumer Discretionary	78,956	740,600	743,567	(2,967)

Consumer Staples — (0.5)%
Food & Staples Retailing — (0.1)%
Tesco plc (United Kingdom) (a)	77,486	178,145	178,103	42

Tobacco — (0.4)%
British American Tobacco plc (United Kingdom)	9,029	623,877	561,656	62,221

Total Consumer Staples	86,515	802,022	739,759	62,263

Energy — (1.3)%
Energy Equipment & Services — (0.7)%
Ensco plc (United Kingdom)	52,621	279,943	278,365	1,578
John Wood Group plc (United Kingdom)	93,912	755,808	757,922	(2,114)

	146,533	1,035,751	1,036,287	(536)

Oil, Gas & Consumable Fuels — (0.6)%
EQT Corp.	13,448	822,345	856,637	(34,292)

Total Energy	159,981	1,858,096	1,892,924	(34,828)

Financials — (0.6)%
Banks — (0.6)%
First Financial Bancorp	4,406	112,844	112,794	50
Sterling Bancorp	29,265	665,851	676,021	(10,170)

Total Financials	33,671	778,695	788,815	(10,120)

Health Care — (0.4)%
Health Care Equipment & Supplies — (0.4)%
Becton Dickinson and Co.	2,737	552,026	551,232	794

Total Health Care	2,737	552,026	551,232	794

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Industrials — (0.8)%
Aerospace & Defense — (0.0)% (b)
MacDonald Dettwiler & Associates Ltd. (Canada)	1,025	53,892	58,134	(4,242)

Commercial Services & Supplies — (0.0)% (b)
Elis S.A. (France)	2,464	59,665	59,576	89

Road & Rail — (0.8)%
Knight Transportation, Inc.	33,957	1,208,288	1,210,567	(2,279)

Total Industrials	37,446	1,321,845	1,328,277	(6,432)

Telecommunication Services — (0.7)%
Diversified Telecommunication Services — (0.7)%
AT&T, Inc.	25,005	917,973	975,195	(57,222)
Centurylink, Inc.	1,108	24,741	25,783	(1,042)

Total Telecommunication Services	26,113	942,714	1,000,978	(58,264)

Total Short Positions of Total Return Basket Swap	425,419	6,995,998	7,045,552	(49,554)

Total of Long and Short Positions of Total Return Basket Swap	78,144	2,382,763	2,417,127	34,364

Cash and Other Receivables/Payables (4)				914

Financing Costs				(2,336)

Net Dividend Receivable/Payable				(2,703)

Outstanding Swap Contract, at value				$30,239

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 0.4%
Auto Components — 0.2%
Bridgestone Corp. (Japan)	2,700	119,467	113,593	(5,874)
GKN plc (United Kingdom)	5,015	21,684	21,276	(408)
Sumitomo Rubber Industries Ltd. (Japan)	6,500	117,447	112,711	(4,736)

	14,215	258,598	247,580	(11,018)

Hotels, Restaurants & Leisure — 0.0% (b)
Carnival plc (United Kingdom)	453	30,512	30,576	64
William Hill plc (United Kingdom)	5,283	17,301	17,461	160

	5,736	47,813	48,037	224

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	4,300	152,116	149,483	(2,633)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Specialty Retail — 0.1%
Kohnan Shoji Co., Ltd. (Japan)	5,500	102,871	100,301	(2,570)

Total Consumer Discretionary	29,751	561,398	545,401	(15,997)

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Cocokara Fine, Inc. (Japan)	2,800	145,784	146,319	535
Wm Morrison Supermarkets plc (United Kingdom)	8,155	26,598	25,864	(734)

Total Consumer Staples	10,955	172,382	172,183	(199)

Energy — 0.4%
Energy Equipment & Services — 0.0% (b)
Petrofac Ltd. (United Kingdom)	1,945	12,010	11,492	(518)

Oil, Gas & Consumable Fuels — 0.4%
Bonavista Energy Corp. (Canada)	31,697	71,695	79,576	7,881
Idemitsu Kosan Co., Ltd. (Japan)	3,600	86,403	87,377	974
JX Holdings, Inc. (Japan)	25,000	111,048	111,126	78
Showa Shell Sekiyu (Japan)	10,700	114,042	116,553	2,511

	70,997	383,188	394,632	11,444

Total Energy	72,942	395,198	406,124	10,926

Financials — 0.0% (b)
Banks — 0.0% (b)
Laurentian Bank of Canada (Canada)	880	38,461	38,235	(226)

Capital Markets — 0.0% (b)
3i Group plc (United Kingdom)	2,539	30,702	31,344	642

Total Financials	3,419	69,163	69,579	416

Health Care — 0.5%
Health Care Providers & Services — 0.2%
BML, Inc. (Japan)	4,900	95,382	100,806	5,424
Miraca Holdings, Inc. (Japan)	2,800	124,958	127,771	2,813

	7,700	220,340	228,577	8,237

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	8,800	106,763	112,073	5,310
Mitsubishi Tanabe Pharma Corp. (Japan)	5,800	139,364	138,073	(1,291)
Shionogi & Co., Ltd. (Japan)	2,700	145,575	144,154	(1,421)

	17,300	391,702	394,300	2,598

Total Health Care	25,000	612,042	622,877	10,835

Industrials — 0.6%
Building Products — 0.1%
Nichias Corp. (Japan)	12,000	153,804	145,734	(8,070)

Construction & Engineering — 0.2%
Obayashi Corp. (Japan)	13,000	157,894	156,529	(1,365)
Taisei Corp. (Japan)	16,000	153,985	153,153	(832)

	29,000	311,879	309,682	(2,197)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)	926	22,773	21,693	(1,080)
Fuji Electric Co., Ltd. (Japan)	21,000	116,196	115,621	(575)

	21,926	138,969	137,314	(1,655)

Trading Companies & Distributors — 0.2%
Sumitomo Corp. (Japan)	8,700	117,859	117,596	(263)
Toromont Industries Ltd. (Canada)	4,852	183,573	180,148	(3,425)

	13,552	301,432	297,744	(3,688)

Total Industrials	76,478	906,084	890,474	(15,610)

Information Technology — 0.3%
Internet Software & Services — 0.1%
Mixi, Inc. (Japan)	2,800	156,705	153,887	(2,818)

Semiconductors & Semiconductor Equipment — 0.2%
Shinko Electric Industries Co., Ltd. (Japan)	16,200	146,505	117,871	(28,634)
Ulvac, Inc. (Japan)	2,600	138,201	139,400	1,199

	18,800	284,706	257,271	(27,435)

Total Information Technology	21,600	441,411	411,158	(30,253)

Materials — 0.7%
Chemicals — 0.5%
Hitachi Chemical Co., Ltd. (Japan)	4,300	129,299	122,248	(7,051)
Kuraray Co., Ltd. (Japan)	6,900	135,127	134,146	(981)
Mitsubishi Chemical Holdings Corp. (Japan)	16,200	146,211	135,631	(10,580)
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,500	127,416	126,894	(522)
Mitsui Chemicals, Inc. (Japan)	21,000	119,053	119,303	250

	53,900	657,106	638,222	(18,884)

Metals & Mining — 0.2%
Fortescue Metals Group Ltd. (Australia)	22,105	94,786	101,599	6,813
Rio Tinto Ltd. (Australia)	2,561	133,050	135,005	1,955
Rio Tinto plc (United Kingdom)	694	31,572	32,526	954

	25,360	259,408	269,130	9,722

Total Materials	79,260	916,514	907,352	(9,162)

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.0% (b)
Nippon Telegraph & Telephone Corp. (Japan)	600	29,221	29,363	142

Wireless Telecommunication Services — 0.1%
NTT DOCOMO, Inc. (Japan)	5,200	123,556	120,755	(2,801)

Total Telecommunication Services	5,800	152,777	150,118	(2,659)

Utilities — 0.0% (b)
Multi-Utilities — 0.0% (b)
Centrica plc (United Kingdom)	6,876	18,752	18,013	(739)

Total Utilities	6,876	18,752	18,013	(739)

Total Long Positions of Total Return Basket Swap	332,081	4,245,721	4,193,279	(52,442)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions
Common Stocks
Consumer Discretionary — (8.1)%
Distributors — (0.4)%
Core-Mark Holding Co., Inc.	6,694	243,095	245,469	(2,374)
LKQ Corp. (a)	7,636	251,687	263,900	(12,213)

	14,330	494,782	509,369	(14,587)

Diversified Consumer Services — (0.5)%
Chegg, Inc. (a)	17,630	252,008	244,175	7,833
Dignity plc (United Kingdom)	7,734	254,021	259,902	(5,881)
Houghton Mifflin Harcourt Co. (a)	20,849	249,599	249,146	453

	46,213	755,628	753,223	2,405

Hotels, Restaurants & Leisure — (2.4)%
Accor S.A. (France)	5,165	255,408	239,933	15,475
Chipotle Mexican Grill, Inc. (a)	721	259,808	247,858	11,950
Create Restaurants Holdings, Inc. (Japan)	25,000	261,126	255,497	5,629
Domino’s Pizza Enterprises Ltd. (Australia)	2,070	91,577	88,248	3,329
Domino’s Pizza Group plc (United Kingdom)	73,372	268,152	257,854	10,298
GVC Holdings plc (United Kingdom) (a)	25,143	252,922	254,940	(2,018)
HIS Co., Ltd. (Japan)	3,800	114,197	116,838	(2,641)
Kyoritsu Maintenance Co., Ltd. (Japan)	4,900	140,076	139,904	172
Merlin Entertainments plc (United Kingdom) (c)	41,119	254,826	254,609	217
MGM Resorts International	7,331	241,991	241,410	581
NH Hotel Group S.A. (Spain)	39,773	261,240	264,977	(3,737)
Red Robin Gourmet Burgers, Inc. (a)	3,892	249,678	232,741	16,937
Resorttrust, Inc. (Japan)	13,900	257,443	256,227	1,216
Whitbread plc (United Kingdom)	4,940	254,474	250,853	3,621
Wynn Resorts Ltd.	1,682	222,398	217,550	4,848

	252,808	3,385,316	3,319,439	65,877

Household Durables — (0.5)%
Pioneer Corp (Japan) (a)	131,300	252,163	259,268	(7,105)
TRI Pointe Group, Inc.	17,843	246,333	237,312	9,021
Universal Electronics, Inc. (a)	3,468	236,277	237,385	(1,108)

	152,611	734,773	733,965	808

Internet & Direct Marketing Retail — (1.0)%
Groupon, Inc. (a)	68,083	262,748	255,992	6,756
Netflix, Inc. (a)	1,344	248,587	244,151	4,436
Rakuten, Inc. (Japan)	18,300	220,497	223,538	(3,041)
TripAdvisor, Inc. (a)	6,472	250,396	252,538	(2,142)
Yoox Net-A-Porter Group SpA (Italy)	4,087	128,013	135,371	(7,358)
Zalando SE (Germany) (a) (c)	5,780	264,039	258,696	5,343

	104,066	1,374,280	1,370,286	3,994

Leisure Products — (0.4)%
Amer Sports Oyj (Finland) (a)	9,821	264,074	263,803	271
Polaris Industries, Inc.	2,230	203,746	199,942	3,804

	12,051	467,820	463,745	4,075

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Media — (0.6)%
Altice NV (Netherlands)	5,042	124,388	124,222	166
JCDecaux S.A. (France)	7,423	256,140	264,346	(8,206)
Liberty Broadband Corp. (a)	2,796	250,047	277,307	(27,260)
Lifull Co., Ltd. (Japan)	15,700	128,137	125,363	2,774

	30,961	758,712	791,238	(32,526)

Multiline Retail — (0.6)%
B&M European Value Retail S.A. (Luxembourg)	33,536	155,288	159,382	(4,094)
Don Quijote Holdings Co., Ltd. (Japan)	6,500	238,381	236,073	2,308
Isetan Mitsukoshi Holdings Ltd. (Japan)	24,500	241,261	238,756	2,505
Marui Group Co., Ltd. (Japan)	18,600	256,515	252,956	3,559

	83,136	891,445	887,167	4,278

Specialty Retail — (1.0)%
CarMax, Inc. (a)	3,796	248,536	251,485	(2,949)
Commerzbank AG (Germany) (a)	19,969	257,999	261,200	(3,201)
Dufry AG (Switzerland) (a)	1,586	259,465	252,659	6,806
Fast Retailing Co., Ltd. (Japan)	800	244,119	240,039	4,080
IDOM, Inc. (Japan)	19,700	124,361	130,486	(6,125)
L Brands, Inc.	5,530	247,484	256,537	(9,053)

	51,381	1,381,964	1,392,406	(10,442)

Textiles, Apparel & Luxury Goods — (0.7)%
Crocs, Inc. (a)	31,522	241,490	250,285	(8,795)
G-III Apparel Group Ltd. (a)	9,981	240,955	259,805	(18,850)
Hanesbrands, Inc.	10,659	245,810	244,304	1,506
NIKE, Inc.	4,230	245,321	249,782	(4,461)

	56,392	973,576	1,004,176	(30,600)

Total Consumer Discretionary	803,949	11,218,296	11,225,014	(6,718)

Consumer Staples — (2.8)%
Beverages — (0.7)%
Anheuser-Busch InBev S.A. (Belgium)	2,178	255,513	262,737	(7,224)
Brown-Forman Corp.	5,145	249,120	254,163	(5,043)
Davide Campari-Milano SpA (Italy)	34,865	257,080	257,734	(654)
Remy Cointreau S.A. (France)	2,161	260,155	248,582	11,573

	44,349	1,021,868	1,023,216	(1,348)

Food & Staples Retailing — (0.7)%
Aeon Co., Ltd. (Japan)	16,800	257,469	253,142	4,327
Costco Wholesale Corp.	1,640	248,879	259,956	(11,077)
Smart & Final Stores, Inc.	28,915	232,767	248,669	(15,902)
Sugi Holdings Co. Ltd. (Japan)	4,600	232,888	234,705	(1,817)

	51,955	972,003	996,472	(24,469)

Food Products — (1.2)%
Associated British Foods plc (United Kingdom)	6,497	251,135	254,161	(3,026)
Calbee, Inc. (Japan)	5,400	218,259	223,873	(5,614)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	45	251,920	256,192	(4,272)
Ezaki Glico Co., Ltd. (Japan)	4,600	256,491	241,871	14,620

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Food Products — continued
Kikkoman Corp. (Japan)	6,300	195,240	192,953	2,287
Nissin Foods Holdings Co., Ltd. (Japan)	3,600	229,224	226,169	3,055
Yamazaki Baking Co. Ltd. (Japan)	12,900	258,015	258,782	(767)

	39,342	1,660,284	1,654,001	6,283

Personal Products — (0.2)%
Edgewell Personal Care Co. (a)	3,426	246,609	247,357	(748)

Total Consumer Staples	139,072	3,900,764	3,921,046	(20,282)

Energy — (2.9)%
Energy Equipment & Services — (0.4)%
Precision Drilling Corp (Canada) (a)	80,602	243,211	234,032	9,179
Weatherford International plc (Ireland) (a)	57,886	248,306	258,172	(9,866)

	138,488	491,517	492,204	(687)

Oil, Gas & Consumable Fuels — (2.5)%
Antero Resources Corp. (a)	11,811	253,258	243,543	9,715
Cairn Energy plc (United Kingdom) (a)	108,471	250,026	257,519	(7,493)
Cheniere Energy, Inc. (a)	5,456	253,173	246,611	6,562
Concho Resources, Inc. (a)	1,908	243,345	248,536	(5,191)
Continental Resources, Inc. (a)	7,643	252,289	255,505	(3,216)
Eclipse Resources Corp. (a)	90,696	241,862	254,856	(12,994)
EQT Corp.	2,598	158,868	165,493	(6,625)
Extraction Oil & Gas, Inc. (a)	20,408	252,990	248,569	4,421
Hess Corp.	5,537	241,458	246,618	(5,160)
Kosmos Energy Ltd. (Bermuda) (a)	39,071	250,868	257,869	(7,001)
MEG Energy Corp. (Canada)	56,083	184,701	230,315	(45,614)
Parsley Energy, Inc. (Switzerland) (a)	8,510	245,013	249,173	(4,160)
PDC Energy, Inc. (a)	5,306	240,306	250,231	(9,925)
SM Energy Co.	14,202	248,461	246,973	1,488

	377,700	3,316,618	3,401,811	(85,193)

Total Energy	516,188	3,808,135	3,894,015	(85,880)

Financials — (3.0)%
Banks — (0.5)%
Bank of Kyoto Ltd. (The) (Japan)	26,000	246,432	249,213	(2,781)
Seven Bank Ltd. (Japan)	64,200	245,517	254,063	(8,546)
Signature Bank NY (a)	1,824	250,445	252,770	(2,325)

	92,024	742,394	756,046	(13,652)

Capital Markets — (1.2)%
Affiliated Managers Group, Inc.	1,384	247,483	257,188	(9,705)
Charles Schwab Corp. (The)	5,849	250,697	250,922	(225)
Deutsche Bank AG (Germany)	13,213	253,048	235,292	17,756
Hargreaves Lansdown plc (United Kingdom)	14,305	249,066	260,288	(11,222)
Moody’s Corp.	1,892	243,164	249,044	(5,880)
Platinum Asset Management Ltd. (Australia)	21,113	87,155	92,374	(5,219)
TD Ameritrade Holding Corp.	5,349	249,185	244,610	4,575

	63,105	1,579,798	1,589,718	(9,920)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Consumer Finance — (0.4)%
Acom Co., Ltd. (Japan)	55,000	240,110	234,226	5,884
Aiful Corp. (Japan) (a)	72,200	253,311	249,985	3,326

	127,200	493,421	484,211	9,210

Diversified Financial Services — (0.4)%
Element Fleet Management Corp. (Canada)	33,335	250,003	252,402	(2,399)
Pargesa Holding S.A. (Switzerland)	3,224	249,764	257,290	(7,526)

	36,559	499,767	509,692	(9,925)

Insurance — (0.5)%
Admiral Group plc (United Kingdom)	9,644	258,690	263,088	(4,398)
Provident Financial plc (United Kingdom)	8,975	267,706	244,326	23,380
St. James’s Place plc (United Kingdom)	15,922	254,646	255,745	(1,099)

	34,541	781,042	763,159	17,883

Total Financials	353,429	4,096,422	4,102,826	(6,404)

Health Care — (2.8)%
Health Care Equipment & Supplies — (1.2)%
AtriCure, Inc. (a)	10,704	255,703	259,358	(3,655)
DexCom, Inc. (a)	3,589	250,057	239,063	10,994
Insulet Corp. (a)	4,694	239,079	236,155	2,924
Nevro Corp. (a)	2,876	250,687	247,509	3,178
Sartorius Stedim Biotech (France)	3,690	277,484	263,054	14,430
Sysmex Corp. (Japan)	4,500	257,787	257,603	184
Terumo Corp. (Japan)	6,600	254,641	249,546	5,095

	36,653	1,785,438	1,752,288	33,150

Health Care Providers & Services — (0.4)%
Healthscope Ltd. (Australia)	150,658	256,890	250,773	6,117
Korian S.A. (France)	7,845	264,031	259,386	4,645

	158,503	520,921	510,159	10,762

Life Sciences Tools & Services — (0.2)%
MorphoSys AG (Germany) (a)	3,378	260,369	246,786	13,583

Pharmaceuticals — (1.0)%
Aerie Pharmaceuticals, Inc. (a)	4,490	245,403	243,807	1,596
Chugai Pharmaceutical Co., Ltd. (Japan)	6,100	248,349	244,635	3,714
Dermira, Inc. (a)	8,657	253,262	238,327	14,935
Impax Laboratories, Inc. (a)	12,950	242,278	250,583	(8,305)
Nektar Therapeutics (a)	10,815	238,640	236,091	2,549
Pacira Pharmaceuticals, Inc. (a)	5,890	269,504	232,655	36,849

	48,902	1,497,436	1,446,098	51,338

Total Health Care	247,436	4,064,164	3,955,331	108,833

Industrials — (7.0)%
Aerospace & Defense — (0.6)%
Aerovironment, Inc. (a)	6,585	251,031	248,847	2,184
Bombardier, Inc. (Canada)	93,153	177,497	187,539	(10,042)
Cobham plc (United Kingdom)	130,981	229,759	229,327	432

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Aerospace & Defense — continued
TransDigm Group, Inc. (a)	874	246,985	246,590	395

	231,593	905,272	912,303	(7,031)

Air Freight & Logistics — (0.4)%
Bollore S.A. (France)	54,809	258,996	254,293	4,703
Yamato Holdings Co. Ltd. (Japan)	11,700	232,262	234,846	(2,584)

	66,509	491,258	489,139	2,119

Building Products — (0.2)%
Armstrong World Industries, Inc. (a)	5,528	247,701	268,384	(20,683)

Commercial Services & Supplies — (0.9)%
Clean Harbors, Inc. (a)	4,350	246,242	247,080	(838)
Covanta Holding Corp.	18,338	246,267	276,904	(30,637)
Healthcare Services Group, Inc.	4,656	245,612	243,276	2,336
Sohgo Security Services Co., Ltd. (Japan)	4,900	220,743	207,705	13,038
Team, Inc. (a)	16,208	292,199	232,585	59,614

	48,452	1,251,063	1,207,550	43,513

Construction & Engineering — (0.5)%
Balfour Beatty plc (United Kingdom)	72,874	258,662	253,671	4,991
Ferrovial S.A. (Spain)	11,644	258,192	251,100	7,092
JGC Corp. (Japan)	15,600	255,058	249,898	5,160

	100,118	771,912	754,669	17,243

Electrical Equipment — (0.2)%
Acuity Brands, Inc.	1,218	246,516	246,828	(312)

Industrial Conglomerates — (0.4)%
DCC plc (Ireland)	2,821	257,076	248,001	9,075
Keihan Holdings Co., Ltd. (Japan)	36,000	229,786	232,912	(3,126)

	38,821	486,862	480,913	5,949

Machinery — (1.1)%
Alstom S.A. (France)	7,026	255,792	251,713	4,079
Burckhardt Compression Holding AG (Switzerland)	834	248,597	247,755	842
FANUC Corp. (Japan) (a)	1,200	246,521	245,346	1,175
Flowserve Corp.	5,317	246,417	218,688	27,729
Heidelberger Druckmaschinen AG (Germany) (a)	74,105	249,479	252,328	(2,849)
Welbilt, Inc. (a)	12,923	251,653	251,869	(216)
Zardoya Otis S.A. (Spain)	12,348	131,997	129,536	2,461

	113,753	1,630,456	1,597,235	33,221

Marine — (0.3)%
Matson, Inc.	8,308	246,259	234,286	11,973
Nippon Yusen (Japan) (a)	132,000	255,853	251,987	3,866

	140,308	502,112	486,273	15,839

Professional Services — (0.2)%
Bureau Veritas S.A. (France)	10,876	255,049	247,805	7,244
IPH Ltd. (Australia)	13,754	52,453	49,746	2,707

	24,630	307,502	297,551	9,951

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Road & Rail — (1.3)%
AMERCO (a)	658	244,718	255,673	(10,955)
Europcar Groupe S.A. (France) (a) (c)	16,954	260,237	246,852	13,385
Keio Corp. (Japan)	29,000	240,715	242,855	(2,140)
Kintetsu Group Holdings Co. Ltd. (Japan)	67,000	256,491	256,927	(436)
Odakyu Electric Railway Co., Ltd. (Japan)	12,000	236,381	237,702	(1,321)
Tokyu Corp. (Japan)	10,000	150,937	147,150	3,787
Werner Enterprises, Inc.	8,065	239,716	239,127	589

	143,677	1,629,195	1,626,286	2,909

Trading Companies & Distributors — (0.5)%
Bunzl plc (United Kingdom)	8,460	252,207	255,438	(3,231)
MonotaRO Co., Ltd. (Japan)	7,400	246,846	244,089	2,757
SiteOne Landscape Supply, Inc. (a)	4,751	248,485	249,428	(943)

	20,611	747,538	748,955	(1,417)

Transportation Infrastructure — (0.4)%
Groupe Eurotunnel SE (France)	23,468	261,522	260,226	1,296
Mitsubishi Logistics Corp. (Japan)	20,000	256,174	256,754	(580)

	43,468	517,696	516,980	716

Total Industrials	978,686	9,735,083	9,633,066	102,017

Information Technology — (6.2)%
Commercial Services & Supplies — (0.3)%
Alps Electric Co., Ltd. (Japan)	8,800	255,254	239,301	15,953
Fitbit, Inc. (a)	43,540	243,794	224,666	19,128

	52,340	499,048	463,967	35,081

Communications Equipment — (0.5)%
Infinera Corp. (a)	20,575	241,604	241,345	259
Nokia OYJ (Finland)	40,480	254,903	258,310	(3,407)
ViaSat, Inc. (a)	3,726	245,301	246,251	(950)

	64,781	741,808	745,906	(4,098)

Electronic Equipment, Instruments & Components — (0.2)%
TDK Corp. (Japan)	3,600	252,940	258,737	(5,797)

Internet Software & Services — (1.6)%
Envestnet, Inc. (a)	6,320	248,464	246,796	1,668
GMO Internet, Inc. (Japan)	19,700	249,066	254,058	(4,992)
GTT Communications, Inc. (a)	6,905	213,144	210,948	2,196
Hortonworks, Inc. (a)	18,009	254,469	241,321	13,148
NEXTDC Ltd. (Australia) (a)	76,970	266,841	252,614	14,227
SPS Commerce, Inc. (a)	4,226	250,458	244,263	6,195
Wix.com Ltd. (Israel) (a)	3,308	245,685	204,103	41,582
Yahoo Japan Corp. (Japan)	56,200	252,855	254,357	(1,502)
Zillow Group, Inc. (a)	5,514	253,546	249,012	4,534

	197,152	2,234,528	2,157,472	77,056

IT Services — (0.6)%
NCC Group plc (United Kingdom)	34,830	89,448	89,152	296
Syntel, Inc. (a)	12,805	226,131	249,570	(23,439)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
IT Services — continued
Unisys Corp. (a)	19,178	249,242	245,479	3,763
Wirecard AG (Germany)	3,394	256,531	259,737	(3,206)

	70,207	821,352	843,938	(22,586)

Semiconductors & Semiconductor Equipment — (0.4)%
AMS AG (Austria) (a)	3,348	240,662	241,279	(617)
Cavium, Inc. (a)	3,794	249,021	235,000	14,021

	7,142	489,683	476,279	13,404

Software — (2.2)%
Altium Ltd. (Australia)	5,849	38,276	40,902	(2,626)
Autodesk, Inc. (a)	2,238	245,522	247,948	(2,426)
FireEye, Inc. (a)	15,624	245,275	228,579	16,696
Globant S.A. (Luxembourg) (a)	5,390	238,703	247,778	(9,075)
HubSpot, Inc. (a)	3,359	245,404	243,024	2,380
Line Corp. (Japan) (a)	7,300	256,026	268,374	(12,348)
Nintendo Co. Ltd. (Japan) (a)	800	267,593	271,692	(4,099)
PROS Holdings, Inc. (a)	4,744	137,813	136,769	1,044
salesforce.com, Inc. (a)	2,772	249,091	251,698	(2,607)
Sophos Group plc (United Kingdom) (c)	40,035	245,121	238,542	6,579
Splunk, Inc. (a)	4,086	250,067	245,201	4,866
Tableau Software, Inc. (a)	3,869	248,406	249,357	(951)
Workday, Inc. (a)	2,420	250,232	247,106	3,126
Zendesk, Inc. (a)	8,355	243,859	244,969	(1,110)

	106,841	3,161,388	3,161,939	(551)

Technology Hardware, Storage & Peripherals — (0.4)%
Blackberry Ltd. (Canada) (a)	25,229	251,287	236,557	14,730
Ricoh Co., Ltd. (Japan)	28,400	254,590	267,031	(12,441)

	53,629	505,877	503,588	2,289

Total Information Technology	555,692	8,706,624	8,611,826	94,798

Materials — (3.5)%
Chemicals — (1.1)%
CF Industries Holdings, Inc.	8,327	243,131	244,398	(1,267)
Johnson Matthey plc (United Kingdom)	6,696	255,516	248,170	7,346
OCI NV (Netherlands)	4,924	111,014	105,490	5,524
Potash Corp. of Saskatchewan, Inc. (Canada)	13,971	249,618	249,892	(274)
Symrise AG (Germany)	3,612	259,261	252,896	6,365
Tokyo Ohka Kogyo Co., Ltd. (Japan)	7,700	256,830	250,649	6,181
WR Grace & Co.	2,115	149,911	145,850	4,061

	47,345	1,525,281	1,497,345	27,936

Containers & Packaging — (0.2)%
Ball Corp.	5,910	250,830	247,629	3,201

Metals & Mining — (2.2)%
Alamos Gold, Inc. (Canada)	37,201	256,869	263,473	(6,604)
Coeur Mining, Inc. (a)	29,349	255,415	243,010	12,405
Compass Minerals International, Inc.	3,633	245,171	250,859	(5,688)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Metals & Mining — continued
First Majestic Silver Corp. (Canada) (a)	31,946	257,745	262,896	(5,151)
Franco-Nevada Corp. (Canada)	3,550	258,937	257,206	1,731
Fresnillo plc (United Kingdom)	12,555	254,308	254,793	(485)
Goldcorp, Inc. (Canada)	18,733	254,948	245,967	8,981
Iluka Resources Ltd. (Australia)	34,704	253,459	250,537	2,922
Kobe Steel Ltd. (Japan)	21,900	249,725	273,926	(24,201)
MAG Silver Corp. (Canada) (a)	19,086	257,228	262,083	(4,855)
Pacific Metals Co., Ltd. (Japan)	70,000	186,039	187,784	(1,745)
Petra Diamonds, Ltd. (Bermuda) (a)	183,257	253,796	230,909	22,887
thyssenkrupp AG (Germany)	8,366	259,326	248,481	10,845

	474,280	3,242,966	3,231,924	11,042

Total Materials	527,535	5,019,077	4,976,898	42,179

Real Estate — (0.2)%
Real Estate Management & Development — (0.2)%
Mitsubishi Estate Co., Ltd. (Japan)	14,000	254,302	254,561	(259)

Total Real Estate	14,000	254,302	254,561	(259)

Telecommunication Services — (0.3)%
Diversified Telecommunication Services — (0.2)%
Iliad S.A. (France)	1,022	255,497	253,531	1,966

Wireless Telecommunication Services — (0.1)%
Sprint Corp. (a)	28,877	245,516	230,438	15,078

Total Telecommunication Services	29,899	501,013	483,969	17,044

Utilities — (2.0)%
Electric Utilities — (0.5)%
Chugoku Electric Power Co., Inc. (The) (Japan) (a)	23,200	255,085	254,340	745
Hokkaido Electric Power Co., Inc. (Japan) (a)	32,500	255,606	244,758	10,848
Hokuriku Electric Power Co. (Japan)	11,500	103,062	106,472	(3,410)

	67,200	613,753	605,570	8,183

Independent Power and Renewable Electricity Producers — (0.5)%
Calpine Corp. (a)	17,945	252,356	258,049	(5,693)
Northland Power, Inc. (Canada)	13,457	251,420	250,629	791
NRG Energy, Inc.	5,826	136,445	143,436	(6,991)

	37,228	640,221	652,114	(11,893)

Multi-Utilities — (0.5)%
Dominion Resources, Inc.	3,272	251,563	252,533	(970)
NiSource, Inc.	9,655	250,551	251,610	(1,059)
Sempra Energy	2,228	250,699	251,786	(1,087)

	15,155	752,813	755,929	(3,116)

Water Utilities — (0.5)%
American Water Works Co., Inc.	3,111	249,680	252,302	(2,622)
Aqua America, Inc.	7,533	249,225	251,452	(2,227)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Multi-Utilities — continued
Pennon Group plc (United Kingdom)	24,001	256,354	255,107	1,247

	34,645	755,259	758,861	(3,602)

Total Utilities	154,228	2,762,046	2,772,474	(10,428)

Total Short Positions of Total Return Basket Swap	4,320,114	54,065,926	53,831,026	234,900

Total of Long and Short Positions of Total Return Basket Swap	(3,988,033)	(49,820,205)	(49,637,747)	182,458

Cash and Other Receivables/Payables (4)				(2,372)

Financing Costs				1,104

Net Dividend Receivable/Payable				(2,294)

Outstanding Swap Contract, at value				$178,896

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 1.5%
Hotels, Restaurants & Leisure — 0.2%
Tatts Group Ltd. (Australia)	113,716	367,530	363,911	(3,619)

Media — 1.3%
Havas S.A. (France)	4,893	53,550	53,591	41
Sky plc (United Kingdom)	139,685	1,782,029	1,780,166	(1,863)

	144,578	1,835,579	1,833,757	(1,822)

Total Consumer Discretionary	258,294	2,203,109	2,197,668	(5,441)

Consumer Staples — 0.1%
Food & Drug Retail — 0.1%
Metro Wholesale & Food Specialist AG (Germany)	5,998	128,836	121,168	(7,668)

Total Consumer Staples	5,998	128,836	121,168	(7,668)

Health Care — 1.0%
Health Care Equipment & Supplies — 0.3%
Getinge AB (Sweden)	20,265	364,563	351,777	(12,786)

Pharmaceuticals — 0.7%
STADA Arzneimittel AG (Germany)	11,404	884,066	888,301	4,235

Total Health Care	31,669	1,248,629	1,240,078	(8,551)

Industrials — 2.1%
Aerospace & Defense — 0.6%
DigitalGlobe, Inc.	4,998	166,683	174,430	7,747
Zodiac Aerospace (France)	25,080	707,206	717,227	10,021

	30,078	873,889	891,657	17,768

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Commercial Services & Supplies — 0.2%
Berendsen plc (United Kingdom)	13,930	231,762	234,323	2,561

Machinery — 0.0% (b)
Pfeiffer Vacuum Technology (Germany)	524	84,517	88,860	4,343

Transportation Infrastructure — 1.3%
Abertis Infraestructuras S.A. (Spain)	89,836	1,762,130	1,771,314	9,184

Total Industrials	134,368	2,952,298	2,986,154	33,856

Information Technology — 0.3%
IT Services — 0.3%
Paysafe Group plc (United Kingdom) (a)	57,395	440,902	446,719	5,817

Total Information Technology	57,395	440,902	446,719	5,817

Materials — 0.0% (b)
Metals & Mining — 0.0% (b)
Kirkland Lake Gold Ltd. (Canada)	43	411	445	34
Westgold Resources Ltd. (Australia) (a)	10,783	13,370	13,639	269

Total Materials	10,826	13,781	14,084	303

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
Level 3 Communications, Inc.	29,385	1,689,598	1,724,312	34,714
Vocus Group Ltd. (Australia)	262,891	736,086	733,369	(2,717)

Total Telecommunication Services	292,276	2,425,684	2,457,681	31,997

Total Long Positions of Total Return Basket Swap	790,826	9,413,239	9,463,552	50,313

Short Positions
Common Stocks
Consumer Discretionary — (0.2)%
Hotels, Restaurants & Leisure — (0.2)%
Tabcorp Holdings Ltd. (Australia)	90,062	304,049	300,935	3,114

Total Consumer Discretionary	90,062	304,049	300,935	3,114

Industrials — (0.2)%
Aerospace & Defense — (0.1)%
MacDonald Dettwiler & Associates Ltd. (Canada)	1,549	81,441	87,852	(6,411)

Commercial Services & Supplies — (0.1)%
Elis S.A. (France)	5,875	142,260	142,049	211

Total Industrials	7,424	223,701	229,901	(6,200)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Telecommunication Services — (0.7)%
Diversified Telecommunication Services — (0.7)%
Centurylink, Inc.	41,560	935,943	967,102	(31,159)

Total Telecommunication Services	41,560	935,943	967,102	(31,159)

Total Short Positions of Total Return Basket Swap	139,046	1,463,693	1,497,938	(34,245)

Total of Long and Short Positions of Total Return Basket Swap	651,780	7,949,546	7,965,614	16,068

Cash and Other Receivables/Payables (4)				(859)

Financing Costs				(1,165)

Net Dividend Receivable/Payable				—

Outstanding Swap Contract, at value				$14,044

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 4.8%
Auto Components — 1.9%
Allianz SE (Germany)	1,376	291,189	293,304	2,115
Bridgestone Corp. (Japan)	4,100	178,644	172,493	(6,151)
Cie Generale des Etablissements Michelin (France)	2,115	296,907	286,446	(10,461)
GKN plc (United Kingdom)	63,093	272,720	267,663	(5,057)
Linamar Corp. (Canada)	5,074	281,343	278,088	(3,255)
NHK Spring Co., Ltd. (Japan)	26,600	290,251	287,295	(2,956)
Sumitomo Rubber Industries Ltd. (Japan)	10,100	179,392	175,136	(4,256)
TS Tech Co., Ltd. (Japan)	9,400	288,904	278,594	(10,310)
Unipres Corp. (Japan)	12,200	294,708	283,740	(10,968)
Valeo S.A. (France)	4,094	304,788	283,462	(21,326)

	138,152	2,678,846	2,606,221	(72,625)

Automobiles — 0.2%
Peugeot S.A. (France)	12,959	289,310	278,757	(10,553)

Hotels, Restaurants & Leisure — 0.4%
Carnival plc (United Kingdom)	3,776	255,607	254,866	(741)
William Hill plc (United Kingdom)	82,685	271,550	273,282	1,732

	86,461	527,157	528,148	991

Household Durables — 1.5%
Barratt Development plc (United Kingdom)	35,964	285,548	292,089	6,541
Bellway plc (United Kingdom)	7,042	289,716	296,529	6,813
Crest Nicholson Holdings plc (United Kingdom)	40,802	284,035	289,628	5,593
Forbo Holding AG (Switzerland)	182	294,540	276,338	(18,202)
Persimmon plc (United Kingdom) (a)	8,925	289,582	294,891	5,309

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Household Durables — continued
Starts Corp., Inc. (Japan)	11,200	287,161	292,651	5,490
Taylor Wimpey plc (United Kingdom)	119,069	291,419	299,054	7,635

	223,184	2,022,001	2,041,180	19,179

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	4,000	140,844	139,053	(1,791)

Media — 0.4%
Cogeco Communications, Inc. (Canada)	4,063	285,428	283,848	(1,580)
Southern Cross Media Group Ltd. (Australia)	284,146	282,128	301,339	19,211

	288,209	567,556	585,187	17,631

Specialty Retail — 0.1%
Kohnan Shoji Co., Ltd. (Japan)	10,300	190,917	187,837	(3,080)

Textiles, Apparel & Luxury Goods — 0.2%
Moncler SpA (Italy)	11,512	292,629	309,146	16,517

Total Consumer Discretionary	774,777	6,709,260	6,675,529	(33,731)

Consumer Staples — 1.6%
Beverages — 0.2%
Coca-Cola Amatil Ltd. (Australia)	43,702	298,909	287,775	(11,134)

Food & Staples Retailing — 1.2%
Cocokara Fine, Inc. (Japan)	2,800	146,105	146,319	214
Distribuidora Internacional de Alimentacion S.A. (Spain)	47,331	294,170	318,798	24,628
J Sainsbury plc (United Kingdom)	88,642	289,716	286,399	(3,317)
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	4,700	283,667	289,829	6,162
Metcash, Ltd. (Australia)	140,421	281,568	294,413	12,845
Wm Morrison Supermarkets plc (United Kingdom)	82,236	266,788	260,820	(5,968)

	366,130	1,562,014	1,596,578	34,564

Food Products — 0.2%
Maple Leaf Foods, Inc. (Canada)	10,899	286,631	301,247	14,616

Total Consumer Staples	420,731	2,147,554	2,185,600	38,046

Energy — 2.8%
Energy Equipment & Services — 0.6%
Enerflex Ltd. (Canada)	19,630	288,639	271,443	(17,196)
Petrofac Ltd. (United Kingdom)	44,777	274,919	264,577	(10,342)
Tecinas Reunidas (Spain)	7,335	297,196	260,106	(37,090)

	71,742	860,754	796,126	(64,628)

Oil, Gas & Consumable Fuels — 2.2%
Bonavista Energy Corp. (Canada)	86,538	202,010	217,256	15,246
Enerplus Corp. (Canada)	31,704	275,957	286,080	10,123
Eni SpA (Italy)	18,565	289,851	293,941	4,090
Gaztransport Et Technigaz S.A. (France)	6,128	276,415	291,913	15,498
Idemitsu Kosan Co., Ltd. (Japan)	8,400	202,842	203,881	1,039
JX Holdings, Inc. (Japan)	39,300	176,586	174,689	(1,897)
Neste Oyj (Finland)	6,664	290,906	288,910	(1,996)
OMV AG (Austria)	5,043	288,414	285,671	(2,743)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Oil, Gas & Consumable Fuels — continued
Parex Resources, Inc. (Canada)	23,400	295,843	287,914	(7,929)
Repsol S.A. (Spain)	17,616	287,714	295,030	7,316
Showa Shell Sekiyu (Japan)	15,400	167,139	167,748	609
TOTAL S.A. (France)	5,684	289,290	289,052	(238)
Veresen, Inc. (Canada)	19,407	285,788	283,458	(2,330)

	283,849	3,328,755	3,365,543	36,788

Total Energy	355,591	4,189,509	4,161,669	(27,840)

Financials — 3.1%
Banks — 1.0%
Bank of Nova Scotia (The) (Canada)	4,588	287,304	285,823	(1,481)
Laurentian Bank of Canada (Canada)	5,729	250,183	248,919	(1,264)
National Bank of Canada (Canada)	6,347	285,293	285,850	557
Royal Bank of Canada (Canada)	3,816	289,157	284,681	(4,476)
Toronto-Dominion Bank (The) (Canada)	5,512	287,800	284,144	(3,656)

	25,992	1,399,737	1,389,417	(10,320)

Capital Markets — 0.4%
3i Group plc (United Kingdom)	21,147	258,437	261,063	2,626
Investec plc (United Kingdom)	37,055	289,406	281,358	(8,048)

	58,202	547,843	542,421	(5,422)

Insurance — 1.5%
ASR Nederland NV (Netherlands)	7,699	287,867	291,194	3,327
Aviva plc (United Kingdom)	41,068	289,428	291,913	2,485
Baloise Holding AG (Switzerland)	1,801	282,582	289,360	6,778
CNP Assurances (France)	12,130	293,998	292,837	(1,161)
Mapfre S.A. (Spain)	79,214	295,468	295,057	(411)
Swiss Life Holding AG (Switzerland) (a)	802	283,177	292,692	9,515
Talanx AG (Germany)	7,028	281,595	289,814	8,219

	149,742	2,014,115	2,042,867	28,752

Thrifts & Mortgage Finance — 0.2%
Genworth MI Canada, Inc. (Canada)	9,877	278,173	288,131	9,958

Total Financials	243,813	4,239,868	4,262,836	22,968

Health Care — 2.5%
Biotechnology — 0.2%
Polypipe Group plc (United Kingdom)	56,102	292,357	296,972	4,615

Health Care Equipment & Supplies — 0.4%
Hoya Corp. (Japan) (a)	5,500	290,017	310,128	20,111
Nikkiso Co., Ltd. (Japan)	27,300	293,123	281,737	(11,386)

	32,800	583,140	591,865	8,725

Health Care Providers & Services — 0.2%
BML, Inc. (Japan)	9,100	183,845	187,211	3,366
Miraca Holdings, Inc. (Japan)	3,500	158,929	159,713	784

	12,600	342,774	346,924	4,150

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	15,000	182,830	191,033	8,203
Bayer AG (Germany)	2,192	286,991	277,640	(9,351)
GlaxoSmithKline plc (United Kingdom)	13,715	286,029	273,024	(13,005)
Kyorin Holdings, Inc. (Japan)	13,100	290,977	279,640	(11,337)
Merck KGaA (Germany)	2,556	299,006	280,473	(18,533)
Mitsubishi Tanabe Pharma Corp. (Japan)	6,300	151,584	149,976	(1,608)
Roche Holding AG (Switzerland)	1,115	282,070	287,473	5,403
Sanofi (France)	2,975	290,688	283,484	(7,204)
Shionogi & Co., Ltd. (Japan)	2,600	142,079	138,814	(3,265)
Tsumura & Co. (Japan)	7,300	293,687	283,726	(9,961)

	66,853	2,505,941	2,445,283	(60,658)

Total Health Care	168,355	3,724,212	3,681,044	(43,168)

Industrials — 5.5%
Aerospace & Defense — 0.5%
Dassault Aviation S.A. (France)	204	296,189	306,284	10,095
QinetiQ Group plc (United Kingdom)	92,287	317,867	293,536	(24,331)

	92,491	614,056	599,820	(14,236)

Air Freight & Logistics — 0.2%
Cia de Distribucion Integral Logista Holdings S.A. (Spain)	11,477	298,772	296,863	(1,909)

Airlines — 0.2%
Deutsche Lufthansa AG (Germany)	13,111	294,433	281,558	(12,875)

Building Products — 0.9%
Asahi Glass Co., Ltd. (Japan)	6,700	297,019	281,999	(15,020)
Nichias Corp. (Japan)	12,000	150,412	145,733	(4,679)
Nichiha Corp. (Japan)	8,200	302,772	304,589	1,817
Takasago Thermal Engineering Co., Ltd. (Japan)	17,100	291,218	285,408	(5,810)
Tarkett S.A. (France)	6,709	302,866	277,764	(25,102)

	50,709	1,344,287	1,295,493	(48,794)

Commercial Services & Supplies — 0.4%
SPIE S.A. (France)	9,994	299,066	280,904	(18,162)
Transcontinental, Inc. (Canada)	14,071	287,721	286,894	(827)

	24,065	586,787	567,798	(18,989)

Construction & Engineering — 1.7%
Hochtief AG (Germany)	1,619	298,673	288,980	(9,693)
Kier Group plc (United Kingdom)	17,075	286,360	290,195	3,835
Kinden Corp. (Japan)	17,100	280,233	266,170	(14,063)
Maire Tecnimont SpA (Italy)	56,452	287,324	316,707	29,383
Nishimatsu Construction Co., Ltd. (Japan)	51,000	295,570	293,502	(2,068)
Obayashi Corp. (Japan)	11,300	135,903	136,059	156
Okumura Corp. (Japan)	41,000	294,392	298,359	3,967
Taisei Corp. (Japan)	14,000	134,557	134,008	(549)
Toda Corp. (Japan)	42,000	290,938	288,738	(2,200)

	251,546	2,303,950	2,312,718	8,768

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	11,277	269,784	264,179	(5,605)
Fuji Electric Co., Ltd. (Japan)	29,000	165,849	159,667	(6,182)
Prysmian SpA (Italy)	5,483	174,277	175,378	1,101
Schneider Electric SE (France) (a)	3,733	297,514	292,977	(4,537)

	49,493	907,424	892,201	(15,223)

Machinery — 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	6,447	292,212	286,885	(5,327)
Valmet OYJ (Finland)	13,611	289,666	248,107	(41,559)

	20,058	581,878	534,992	(46,886)

Professional Services — 0.2%
Magna International, Inc. (Canada)	5,967	288,217	284,578	(3,639)

Trading Companies & Distributors — 0.4%
CA Immobilien Anlagen AG (Austria)	11,298	291,555	291,565	10
Sumitomo Corp. (Japan)	12,800	172,845	173,015	170
Toromont Industries Ltd. (Canada)	2,761	103,174	102,512	(662)

	26,859	567,574	567,092	(482)

Total Industrials	545,776	7,787,378	7,633,113	(154,265)

Information Technology — 1.7%
Electronic Equipment, Instruments & Components — 0.2%
Azbil Corp. (Japan)	7,300	291,061	288,363	(2,698)

Internet Software & Services — 0.1%
Mixi, Inc. (Japan)	2,400	134,339	131,903	(2,436)

IT Services — 0.4%
Atos SE (France)	1,917	287,138	291,451	4,313
CGI Group, Inc. (Canada) (a)	5,398	287,966	285,021	(2,945)

	7,315	575,104	576,472	1,368

Semiconductors & Semiconductor Equipment — 0.2%
Shinko Electric Industries Co., Ltd. (Japan)	16,600	148,547	120,781	(27,766)
Ulvac, Inc. (Japan)	2,700	146,118	144,762	(1,356)

	19,300	294,665	265,543	(29,122)

Software — 0.2%
Open Text Corp. (Canada)	8,595	287,653	287,477	(176)

Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd. (Japan)	11,200	293,615	285,762	(7,853)
Hitachi Maxell Ltd. (Japan)	13,100	287,020	289,869	2,849
Neopost S.A. (France)	6,128	287,679	281,000	(6,679)

	30,428	868,314	856,631	(11,683)

Total Information Technology	75,338	2,451,136	2,406,389	(44,747)

Materials — 2.8%
Chemicals — 1.5%
Covestro AG (Germany) (c)	3,708	288,996	287,548	(1,448)
Hitachi Chemical Co., Ltd. (Japan)	5,400	161,874	153,521	(8,353)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Chemicals — continued
Kuraray Co., Ltd. (Japan)	7,700	151,660	149,699	(1,961)
Lenzing AG (Austria)	1,711	301,141	305,847	4,706
Mitsubishi Chemical Holdings Corp. (Japan)	17,000	149,624	142,328	(7,296)
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,700	157,628	154,580	(3,048)
Mitsui Chemicals, Inc. (Japan)	30,000	169,170	170,434	1,264
Sumitomo Bakelite Co., Ltd. (Japan)	38,000	293,362	276,057	(17,305)
Synthomer plc (United Kingdom)	43,765	282,850	282,844	(6)
Tosoh Corp. (Japan)	24,000	279,265	284,163	4,898

	177,984	2,235,570	2,207,021	(28,549)

Metals & Mining — 0.7%
Centamin plc (United Kingdom)	135,753	292,795	297,757	4,962
Fortescue Metals Group Ltd. (Australia)	46,251	198,521	212,580	14,059
Rio Tinto Ltd. (Australia)	3,043	158,272	160,413	2,141
Rio Tinto plc (United Kingdom)	5,639	257,886	264,283	6,397

	190,686	907,474	935,033	27,559

Paper & Forest Products — 0.6%
Mondi plc (United Kingdom)	10,828	290,528	285,203	(5,325)
UPM-Kymmene OYJ (Finland)	10,443	310,740	284,290	(26,450)
West Fraser Timber Co., Ltd. (Canada)	5,628	293,811	299,062	5,251

	26,899	895,079	868,555	(26,524)

Total Materials	395,569	4,038,123	4,010,609	(27,514)

Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 0.4%
Unite Group plc (United Kingdom)	31,896	284,290	282,445	(1,845)
Verbund AG (Austria)	14,126	290,606	279,426	(11,180)

	46,022	574,896	561,871	(13,025)

Industrial Real Estate Investment Trusts — 0.2%
Swiss Prime Site AG (Switzerland) (a)	3,128	284,551	282,246	(2,305)

Real Estate Management & Development — 0.8%
Allreal Holdings AG (Switzerland)	1,569	287,210	285,289	(1,921)
BUWOG AG (Austria) (a)	9,805	293,284	288,263	(5,021)
Mobimo Holding AG (Switzerland) (a)	995	285,757	284,007	(1,750)
TAG Immobilien AG (Germany)	17,930	292,827	294,210	1,383

	30,299	1,159,078	1,151,769	(7,309)

Total Real Estate	79,449	2,018,525	1,995,886	(22,639)

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 1.0%
Deutsche Telekom AG (Germany)	15,838	291,947	289,339	(2,608)
Nippon Telegraph & Telephone Corp. (Japan)	5,400	262,367	264,266	1,899
Sunrise Communications Group AG (Switzerland) (a) (c)	3,602	282,286	284,068	1,782
Telefonica Deutschland Holding AG (Germany)	54,953	291,657	283,873	(7,784)
Telefonica S.A. (Spain)	26,147	289,029	296,061	7,032

	105,940	1,417,286	1,417,607	321

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Wireless Telecommunication Services — 0.1%
NTT DOCOMO, Inc. (Japan)	7,200	169,521	167,198	(2,323)

Total Telecommunication Services	113,140	1,586,807	1,584,805	(2,002)

Utilities — 2.3%
Electric Utilities — 0.9%
EDP — Energias de Portugal S.A. (Portugal)	82,614	291,738	293,316	1,578
Elia System Operator S.A. (Belgium)	4,973	289,151	291,643	2,492
Endesa S.A. (Spain)	12,047	286,916	285,192	(1,724)
Enel SpA (Italy)	50,942	296,178	290,587	(5,591)

	150,576	1,163,983	1,160,738	(3,245)

Gas Utilities — 0.2%
Gas Natural SDG S.A. (Spain)	12,377	295,524	289,671	(5,853)

Independent Power and Renewable Electricity Producers — 0.4%
TransAlta Renewables, Inc. (Canada)	24,571	297,773	288,131	(9,642)
Uniper SE (Germany)	14,086	292,244	290,297	(1,947)

	38,657	590,017	578,428	(11,589)

Multi-Utilities — 0.8%
A2A SpA (Italy)	173,124	293,758	294,504	746
Centrica plc (United Kingdom)	101,673	275,008	266,350	(8,658)
Engie S.A. (France)	17,923	285,181	288,670	3,489
Iren SpA (Italy)	114,798	286,184	292,180	5,996

	407,518	1,140,131	1,141,704	1,573

Total Utilities	609,128	3,189,655	3,170,541	(19,114)

Total Long Positions of Total Return Basket Swap	3,781,667	42,082,027	41,768,021	(314,006)

Short Positions
Common Stocks
Consumer Discretionary — (0.8)%
Hotels, Restaurants & Leisure — (0.3)%
Domino’s Pizza Enterprises Ltd. (Australia)	3,710	163,387	158,164	5,223
HIS Co., Ltd. (Japan)	4,700	141,752	144,510	(2,758)
Kyoritsu Maintenance Co., Ltd. (Japan)	4,100	121,239	117,063	4,176
Wynn Resorts Ltd.	126	16,828	16,297	531

	12,636	443,206	436,034	7,172

Internet & Direct Marketing Retail — (0.1)%
Rakuten, Inc. (Japan)	2,600	30,990	31,760	(770)
Yoox Net-A-Porter Group SpA (Italy)	4,151	127,663	137,490	(9,827)

	6,751	158,653	169,250	(10,597)

Leisure Products — (0.0)% (b)
Polaris Industries, Inc.	446	40,956	39,988	968

Media — (0.2)%
Altice NV (Netherlands)	5,259	129,492	129,568	(76)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Media — continued
Lifull Co., Ltd. (Japan)	15,700	131,159	125,363	5,796

	20,959	260,651	254,931	5,720

Multiline Retail — (0.1)%
B&M European Value Retail S.A. (Luxembourg)	20,578	93,100	97,799	(4,699)
Don Quijote Holdings Co., Ltd. (Japan)	500	18,436	18,159	277
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,300	12,888	12,668	220

	22,378	124,424	128,626	(4,202)

Specialty Retail — (0.1)%
IDOM, Inc. (Japan)	20,200	122,213	133,798	(11,585)

Total Consumer Discretionary	83,370	1,150,103	1,162,627	(12,524)

Consumer Staples — (0.1)%
Food & Staples Retailing — (0.0)% (b)
Smart & Final Stores, Inc.	2,101	15,758	18,069	(2,311)
Sugi Holdings Co. Ltd. (Japan)	400	20,101	20,409	(308)

	2,501	35,859	38,478	(2,619)

Food Products — (0.1)%
Calbee, Inc. (Japan)	800	31,820	33,166	(1,346)
Kikkoman Corp. (Japan)	2,000	63,042	61,255	1,787
Nissin Foods Holdings Co., Ltd. (Japan)	500	32,246	31,412	834

	3,300	127,108	125,833	1,275

Total Consumer Staples	5,801	162,967	164,311	(1,344)

Energy — (0.0)% (b)
Oil, Gas & Consumable Fuels — (0.0)% (b)
MEG Energy Corp. (Canada)	13,309	41,953	54,656	(12,703)

Total Energy	13,309	41,953	54,656	(12,703)

Financials — (0.0)% (b)
Capital Markets — (0.0)% (b)
Platinum Asset Management Ltd. (Australia)	15,180	62,662	66,415	(3,753)

Consumer Finance — (0.0)% (b)
Acom Co., Ltd. (Japan)	3,800	16,718	16,183	535

Total Financials	18,980	79,380	82,598	(3,218)

Health Care — (0.2)%
Pharmaceuticals — (0.2)%
Nichi-iko Pharmaceutical Co., Ltd. (Japan)	16,500	254,570	252,771	1,799

Total Health Care	16,500	254,570	252,771	1,799

Industrials — (0.5)%
Aerospace & Defense — (0.1)%
Bombardier, Inc. (Canada)	37,825	71,600	76,151	(4,551)
Cobham plc (United Kingdom)	12,065	21,108	21,124	(16)

	49,890	92,708	97,275	(4,567)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Air Freight & Logistics — (0.0)% (b)
Yamato Holdings Co. Ltd. (Japan)	1,000	19,725	20,073	(348)

Commercial Services & Supplies — (0.0)% (b)
Sohgo Security Services Co., Ltd. (Japan)	800	36,645	33,911	2,734

Industrial Conglomerates — (0.1)%
Keihan Holdings Co., Ltd. (Japan)	4,000	25,543	25,879	(336)
Toshiba Corp. (Japan) (a)	98,000	243,520	222,365	21,155

	102,000	269,063	248,244	20,819

Machinery — (0.1)%
Zardoya Otis S.A. (Spain)	11,644	124,100	122,150	1,950

Professional Services — (0.2)%
IPH Ltd. (Australia)	53,029	198,784	191,797	6,987

Road & Rail — (0.0)% (b)
Keio Corp. (Japan)	2,000	16,708	16,748	(40)
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	19,811	19,809	2

	3,000	36,519	36,557	(38)

Total Industrials	221,363	777,544	750,007	27,537

Information Technology — (0.3)%
Electronic Equipment, Instruments & Components — (0.0)% (b)
Japan Display, Inc. (Japan) (a)	29,300	52,889	52,439	450

IT Services — (0.1)%
NCC Group plc (United Kingdom)	64,383	157,152	164,797	(7,645)

Software — (0.2)%
Altium Ltd. (Australia)	30,071	203,271	210,287	(7,016)

Total Information Technology	123,754	413,312	427,523	(14,211)

Materials — (0.2)%
Chemicals — (0.1)%
OCI NV (Netherlands)	6,673	147,771	142,959	4,812

Metals & Mining — (0.1)%
Pacific Metals Co., Ltd. (Japan)	25,000	66,216	67,066	(850)

Total Materials	31,673	213,987	210,025	3,962

Utilities — (0.1)%
Electric Utilities — (0.1)%
Hokuriku Electric Power Co. (Japan)	16,900	151,330	156,467	(5,137)

Total Utilities	16,900	151,330	156,467	(5,137)

Total Short Positions of Total Return Basket Swap	531,650	3,245,146	3,260,985	(15,839)

Total of Long and Short Positions of Basket Swap	3,250,017	38,836,881	38,507,036	(329,845)

Cash and Other Receivables/Payables (4)				13,678

Financing Costs				(3,107)

Net Dividend Receivable/Payable				2,693

Outstanding Swap Contract, at value				$(316,581)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of July 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(4)	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	Non-income producing security.
(b)	Amounts rounds to less than 0.05%.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of July 31, 2017, net assets of the Fund were $139,781,207 of which $18,777,336, or approximately 13.4%, represented the Subsidiary’s net assets. The net realized loss in the Subsidiary amounted to $378,781. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factors provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Investments in open-end investment companies (the “Underlying Fund”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$13,429,025	$—	$—	$13,429,025
Consumer Staples	5,751,076	—	—	5,751,076
Energy	2,228,665	—	—	2,228,665
Financials	4,559,253	—	—	4,559,253
Health Care	13,213,599	—	—	13,213,599
Industrials	5,125,627	—	—	5,125,627
Information Technology	16,099,787	—	—	16,099,787
Materials	3,565,773	—	—	3,565,773
Real Estate	467,328	—	—	467,328
Telecommunication Services	476,666	—	—	476,666
Utilities	2,730,257	—	—	2,730,257

Total Common Stocks	67,647,056	—	—	67,647,056

Short-Term Investment
Investment Company	48,255,377	—	—	48,255,377

Total Investments in Securities	$115,902,433	$—	$—	$115,902,433

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$335,058	$—	$335,058
Futures Contracts	255,739	—	—	255,739

Total Appreciation in Other Financial Instruments	$255,739	$335,058	$—	$590,797

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(521,356)	$—	$(521,356)
Futures Contracts	(892,990)	—	—	(892,990)
Swaps	—	(93,312)	—	(93,312)

Total Depreciation in Other Financial Instruments	$(892,990)	$(614,668)	$—	$(1,507,658)

All portfolio holdings designated as Level 1 are disclosed on the CSOIs. Please refer to the CSOIs for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the CSOI.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes B(1) — B(4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the CSOI.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (concluded)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of July 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding over-the-counter swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swaps contracts are subject to master netting arrangements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer

Date: September 22, 2017

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer